GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 82.8%
Argentina* – 0.1%
10,160	Grupo Financiero Galicia SA ADR (Banks)	$ 685,597

Australia – 0.2%
15,232	AUB Group Ltd. (Insurance)	300,227
371,807	Bellevue Gold Ltd.* (Metals & Mining)	283,224
248,722	De Grey Mining Ltd.* (Metals & Mining)	304,824
36,955	Flight Centre Travel Group Ltd. (Hotels, Restaurants & Leisure)	407,366
35,962	GrainCorp Ltd. Class A (Consumer Staples Distribution & Retail)	167,222
249,046	Mirvac Group (Diversified REITs)	301,276
10,839	SGH Ltd. (Trading Companies & Distributors)	319,785
94,563	Stockland (Diversified REITs)	299,576

		2,383,500

Austria – 0.1%
5,041	ANDRITZ AG (Machinery)	285,425
5,305	BAWAG Group AG(a) (Banks)	479,558
7,792	Erste Group Bank AG (Banks)	479,043
12,664	Wienerberger AG (Construction Materials)	369,688

		1,613,714

Belgium – 0.2%
38,630	Anheuser-Busch InBev SA (Beverages)	1,903,546
10,216	KBC Group NV (Banks)	783,646
381	Syensqo SA (Chemicals)	30,021

		2,717,213

Bermuda – 0.2%
22,051	Arch Capital Group Ltd. (Insurance)	2,052,287
6,064	Assured Guaranty Ltd. (Insurance)	573,654
6,280	Axis Capital Holdings Ltd. (Insurance)	571,606

		3,197,547

Brazil – 0.5%
106,270	Banco Bradesco SA ADR (Banks)	224,230
267,650	Banco do Brasil SA (Banks)	1,267,708
62,150	BRF SA (Food Products)	232,795
180,200	Embraer SA* (Aerospace & Defense)	1,840,836
6,230	Embraer SA ADR* (Aerospace & Defense)	255,243
93,390	Lojas Renner SA (Specialty Retail)	218,132
18,200	Marfrig Global Foods SA (Food Products)	49,486
131,753	NU Holdings Ltd. Class A* (Banks)	1,744,410
23,550	Vale SA (Metals & Mining)	218,291

Shares	Description	Value

Common Stocks – (continued)
Brazil – (continued)
105,200	WEG SA (Electrical Equipment)	$ 990,787

		7,041,918

Canada – 1.4%
21,700	Alamos Gold, Inc. Class A (Metals & Mining)	453,754
16,900	ARC Resources Ltd. (Oil, Gas & Consumable Fuels)	289,429
11,650	ATS Corp.* (Machinery)	315,107
34,987	Barrick Gold Corp. (Metals & Mining)	571,983
2,130	Boyd Group Services, Inc. (Commercial Services & Supplies)	349,321
9,300	Canadian Apartment Properties REIT (Residential REITs)	259,224
12,557	Canadian National Railway Co. (Ground Transportation)	1,312,332
38,862	Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels)	1,180,553
69,816	Canadian Pacific Kansas City Ltd. (Ground Transportation)	5,551,995
10,180	Capital Power Corp. (Independent Power and Renewable Electricity Producers)	372,780
50,100	Capstone Copper Corp.* (Metals & Mining)	280,603
5,760	Celestica, Inc.* (Electronic Equipment, Instruments & Components)	711,127
11,349	Descartes Systems Group, Inc.* (Software)	1,314,305
8,450	Empire Co. Ltd. Class A (Consumer Staples Distribution & Retail)	248,497
7,810	Gildan Activewear, Inc. (Textiles, Apparel & Luxury Goods)	402,766
4,602	Intact Financial Corp. (Insurance)	817,426
8,200	Keyera Corp. (Oil, Gas & Consumable Fuels)	232,682
6,629	Methanex Corp. (Chemicals)	346,034
26,900	NGEx Minerals Ltd.* (Metals & Mining)	241,542
20,900	Osisko Gold Royalties Ltd. (Metals & Mining)	386,550
14,900	Quebecor, Inc. Class B (Diversified Telecommunication Services)	330,735
28,062	Shopify, Inc. Class A* (IT Services)	3,277,642
5,836	South Bow Corp. (Oil, Gas & Consumable Fuels)	139,480
4,170	Stantec, Inc. (Construction & Engineering)	322,703
29,359	Suncor Energy, Inc. (Oil, Gas & Consumable Fuels)	1,101,556
19,806	Toronto-Dominion Bank (Banks)	1,129,883

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Canada – (continued)
69,200	Veren, Inc. (Oil, Gas & Consumable Fuels)	$ 348,535

		22,288,544

Chile – 0.0%
698,900	Banco de Chile (Banks)	86,522
3,147,150	Latam Airlines Group SA (Passenger Airlines)	47,633

		134,155

China – 2.5%
24,300	AAC Technologies Holdings, Inc. (Electronic Equipment, Instruments & Components)	126,613
103,200	Alibaba Group Holding Ltd. (Broadline Retail)	1,265,901
4,940	Anker Innovations Technology Co. Ltd. Class A (Technology Hardware, Storage & Peripherals)	73,597
5,334	Atour Lifestyle Holdings Ltd. ADR (Hotels, Restaurants & Leisure)	146,205
19,300	Avary Holding Shenzhen Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	107,252
91,950	Baidu, Inc. Class A* (Interactive Media & Services)	1,039,631
2,848,200	Bank of China Ltd. Class H (Banks)	1,473,453
1,103,800	BOE Technology Group Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	673,779
6,400	BYD Co. Ltd. Class A (Automobiles)	240,994
954,650	China CITIC Bank Corp. Ltd. Class H (Banks)	681,877
1,524,450	China Construction Bank Corp. Class H (Banks)	1,240,468
184,550	China Everbright Bank Co. Ltd. Class H (Banks)	72,151
493,200	China Feihe Ltd.(a) (Food Products)	339,477
44,200	China Merchants Securities Co. Ltd. Class A (Capital Markets)	108,995
408,900	China Minsheng Banking Corp. Ltd. Class A (Banks)	232,331
26,850	China Pacific Insurance Group Co. Ltd. Class H (Insurance)	79,980
96,600	China Resources Land Ltd. (Real Estate Management & Development)	294,050
390,500	China Resources Pharmaceutical Group Ltd.(a) (Pharmaceuticals)	262,735
115,900	China Taiping Insurance Holdings Co. Ltd. (Insurance)	173,009
164,550	CITIC Ltd. (Industrial Conglomerates)	186,425

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
64,550	CMOC Group Ltd. Class H (Metals & Mining)	$ 47,688
9,400	Dong-E-E-Jiao Co. Ltd. Class A (Pharmaceuticals)	78,168
15,100	Eastroc Beverage Group Co. Ltd. Class A (Beverages)	501,867
9,950	ENN Energy Holdings Ltd. (Gas Utilities)	67,730
55,700	Fuyao Glass Industry Group Co. Ltd. Class A (Automobile Components)	454,949
38,300	Fuyao Glass Industry Group Co. Ltd. Class H(a) (Automobile Components)	258,056
35,900	Gambol Pet Group Co. Ltd. Class A (Food Products)	483,678
332,100	Geely Automobile Holdings Ltd. (Automobiles)	614,849
88,700	Giant Biogene Holding Co. Ltd.(a) (Personal Products)	658,633
26,400	GoerTek, Inc. Class A (Electronic Equipment, Instruments & Components)	100,303
20,300	Great Wall Motor Co. Ltd. Class A (Automobiles)	69,206
89,100	Guangdong Investment Ltd. (Water Utilities)	67,451
185,700	Henan Pinggao Electric Co. Ltd. Class A (Electrical Equipment)	454,396
98,700	Hoyuan Green Energy Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	208,846
61,300	Huatai Securities Co. Ltd. Class A (Capital Markets)	142,842
796,850	Industrial & Commercial Bank of China Ltd. Class H (Banks)	542,397
301,150	JD Logistics, Inc.*(a) (Air Freight & Logistics)	518,573
50,800	JD.com, Inc. Class A (Broadline Retail)	1,033,314
5,417	Kingsoft Cloud Holdings Ltd. ADR* (IT Services)	68,092
74,550	Kingsoft Corp. Ltd. (Entertainment)	376,882
484,700	Lenovo Group Ltd. (Technology Hardware, Storage & Peripherals)	584,572
13,000	Lens Technology Co. Ltd. Class A (Electronic Equipment, Instruments & Components)	46,423
126,500	Li Ning Co. Ltd. (Textiles, Apparel & Luxury Goods)	261,592
230,250	Meituan Class B*(a) (Hotels, Restaurants & Leisure)	4,382,245
55,907	Midea Group Co. Ltd. Class A (Household Durables)	565,814

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
35,200	Muyuan Foods Co. Ltd. Class A (Food Products)	$ 179,625
56,200	NetEase, Inc. (Entertainment)	1,155,201
3,099	PDD Holdings, Inc. ADR* (Broadline Retail)	346,809
440,850	People’s Insurance Co. Group of China Ltd. Class H (Insurance)	225,619
442,200	PetroChina Co. Ltd. Class A (Oil, Gas & Consumable Fuels)	500,740
75,800	Pop Mart International Group Ltd.(a) (Specialty Retail)	919,325
4,643	Qifu Technology, Inc. ADR (Consumer Finance)	185,256
7,900	Rockchip Electronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	179,068
44,500	Sanan Optoelectronics Co. Ltd. Class A (Semiconductors & Semiconductor Equipment)	69,898
6,000	Seres Group Co. Ltd. Class A (Automobiles)	109,505
125,600	Shandong Weigao Group Medical Polymer Co. Ltd. Class H (Health Care Equipment & Supplies)	78,340
85,500	Shenzhen Envicool Technology Co. Ltd. Class A (Machinery)	477,613
109,250	Sinopharm Group Co. Ltd. Class H (Health Care Providers & Services)	288,938
151,416	Tencent Holdings Ltd. (Interactive Media & Services)	7,966,780
11,920	Trip.com Group Ltd. ADR* (Hotels, Restaurants & Leisure)	836,426
19,400	Trip.com Group Ltd.* (Hotels, Restaurants & Leisure)	1,362,541
15,056	Vipshop Holdings Ltd. ADR (Broadline Retail)	216,355
21,364	Weibo Corp. ADR (Interactive Media & Services)	209,794
39,200	Wuliangye Yibin Co. Ltd. Class A (Beverages)	685,713
308,850	Xiaomi Corp. Class B*(a) (Technology Hardware, Storage & Peripherals)	1,547,973
6,000	Yealink Network Technology Corp. Ltd. Class A (Communications Equipment)	33,766
105,300	Zhejiang Zheneng Electric Power Co. Ltd. Class A (Independent Power and Renewable Electricity Producers)	77,064
5,900	Zhongji Innolight Co. Ltd. Class A (Communications Equipment)	92,679

		39,152,517

Shares	Description	Value

Common Stocks – (continued)
Colombia – 0.0%
6,547	Bancolombia SA ADR (Banks)	$ 258,934

Denmark – 0.5%
11,709	Bavarian Nordic AS* (Biotechnology)	321,565
13,576	Carlsberg AS Class B (Beverages)	1,421,965
4,643	NKT AS* (Electrical Equipment)	310,384
60,584	Novo Nordisk AS Class B (Pharmaceuticals)	5,114,780
4,451	Royal Unibrew AS (Beverages)	307,682
1,948	Zealand Pharma AS* (Biotechnology)	197,949

		7,674,325

France – 3.2%
19,421	Air Liquide SA (Chemicals)	3,392,496
189,767	Alstom SA* (Machinery)	3,756,036
32,334	AXA SA (Insurance)	1,226,660
19,756	BNP Paribas SA (Banks)	1,349,526
13,633	Capgemini SE (IT Services)	2,477,339
43,095	Carrefour SA (Consumer Staples Distribution & Retail)	613,991
43,833	Cie de Saint-Gobain SA (Building Products)	4,110,369
30,985	Cie Generale des Etablissements Michelin SCA (Automobile Components)	1,077,566
8,844	Danone SA (Food Products)	619,477
21,766	Dassault Systemes SE (Software)	849,784
30,999	Edenred SE (Financial Services)	1,069,472
23,659	Elis SA (Commercial Services & Supplies)	484,345
103,024	Engie SA (Multi-Utilities)	1,700,708
7,943	EssilorLuxottica SA (Health Care Equipment & Supplies)	2,180,025
3,947	Gecina SA (Office REITs)	385,328
16,862	Kering SA (Textiles, Apparel & Luxury Goods)	4,414,274
10,747	Legrand SA (Electrical Equipment)	1,095,687
3,345	LVMH Moet Hennessy Louis Vuitton SE (Textiles, Apparel & Luxury Goods)	2,446,548
10,718	Pernod Ricard SA (Beverages)	1,224,095
12,049	Rexel SA (Trading Companies & Distributors)	318,984
12,975	Safran SA (Aerospace & Defense)	3,216,454
20,528	Sanofi SA (Pharmaceuticals)	2,231,025
21,883	Schneider Electric SE (Electrical Equipment)	5,550,068
20,376	Societe Generale SA (Banks)	659,572
11,456	Sodexo SA (Hotels, Restaurants & Leisure)	846,173
1,747	Sopra Steria Group (IT Services)	324,788
12,193	Technip Energies NV (Energy Equipment & Services)	345,430

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – (continued)
20,088	Vallourec SACA* (Energy Equipment & Services)	$ 381,560
93,892	Worldline SA*(a) (Financial Services)	830,884

		49,178,664

Germany – 1.9%
2,391	Allianz SE (Insurance)	779,625
15,986	Beiersdorf AG (Personal Products)	2,138,511
12,056	Deutsche Boerse AG (Capital Markets)	2,978,287
52,333	Deutsche Telekom AG (Diversified Telecommunication Services)	1,755,718
23,435	E.ON SE (Multi-Utilities)	277,583
5,890	Fraport AG Frankfurt Airport Services Worldwide* (Transportation Infrastructure)	350,869
4,585	Gerresheimer AG (Life Sciences Tools & Services)	321,135
3,974	Heidelberg Materials AG (Construction Materials)	559,205
68,584	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	2,254,939
9,076	KION Group AG (Machinery)	337,030
50,285	Lanxess AG (Chemicals)	1,365,621
12,965	Merck KGaA (Pharmaceuticals)	1,957,099
2,245	MTU Aero Engines AG (Aerospace & Defense)	766,921
11,100	RWE AG (Independent Power and Renewable Electricity Producers)	343,975
34,319	SAP SE (Software)	9,457,429
3,559	Scout24 SE(a) (Interactive Media & Services)	346,084
46,179	Siemens Energy AG* (Electrical Equipment)	2,747,525
4,303	Stroeer SE & Co. KGaA (Media)	254,335
26,363	TAG Immobilien AG* (Real Estate Management & Development)	391,793
68,825	thyssenkrupp AG (Metals & Mining)	341,068

		29,724,752

Greece – 0.1%
187,700	Alpha Services & Holdings SA (Banks)	345,322
112,850	Eurobank Ergasias Services & Holdings SA Class A (Banks)	282,433
88,429	National Bank of Greece SA (Banks)	766,288
93,702	Piraeus Financial Holdings SA (Banks)	423,950

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
4,350	Public Power Corp. SA (Electric Utilities)	$ 59,337

		1,877,330

Hong Kong – 0.2%
223,300	AIA Group Ltd. (Insurance)	1,569,831
310,550	Kunlun Energy Co. Ltd. (Gas Utilities)	296,523
77,500	Link REIT (Retail REITs)	320,212
754,400	Sino Biopharmaceutical Ltd. (Pharmaceuticals)	274,247
18,500	Techtronic Industries Co. Ltd. (Machinery)	248,808
139,500	Yue Yuen Industrial Holdings Ltd. (Textiles, Apparel & Luxury Goods)	297,298

		3,006,919

Hungary – 0.0%
10,111	OTP Bank Nyrt (Banks)	625,562

India – 1.8%
6,550	ABB India Ltd. (Electrical Equipment)	442,747
9,267	Bajaj Auto Ltd. (Automobiles)	944,081
1,600	Bajaj Holdings & Investment Ltd. (Financial Services)	212,920
80,450	Bank of Baroda (Banks)	197,278
371,921	Bharat Electronics Ltd. (Aerospace & Defense)	1,249,075
31,711	Bharti Airtel Ltd. (Wireless Telecommunication Services)	593,138
19,994	Central Depository Services India Ltd. (Capital Markets)	300,749
14,049	Chambal Fertilisers & Chemicals Ltd. (Chemicals)	81,394
150,000	Coal India Ltd. (Oil, Gas & Consumable Fuels)	682,646
2,950	Colgate-Palmolive India Ltd. (Personal Products)	95,959
15,829	Cummins India Ltd. (Machinery)	530,530
4,542	Divi’s Laboratories Ltd. (Life Sciences Tools & Services)	292,485
3,804	Dixon Technologies India Ltd. (Household Durables)	654,743
42,917	DLF Ltd. (Real Estate Management & Development)	367,288
8,750	Dr. Reddy’s Laboratories Ltd. (Pharmaceuticals)	122,789
5,050	Eicher Motors Ltd. (Automobiles)	302,131
155,950	Federal Bank Ltd. (Banks)	335,552
132,050	GAIL India Ltd. (Gas Utilities)	268,361
13,702	Gujarat Narmada Valley Fertilizers & Chemicals Ltd. (Chemicals)	87,394

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
23,600	HCL Technologies Ltd. (IT Services)	$ 468,346
63,397	HDFC Bank Ltd. (Banks)	1,240,892
27,350	Hindalco Industries Ltd. (Metals & Mining)	186,803
4,400	Hindustan Aeronautics Ltd. (Aerospace & Defense)	199,008
57,406	ICICI Bank Ltd. ADR (Banks)	1,645,830
64,690	ICICI Bank Ltd. (Banks)	930,924
24,750	Indian Bank (Banks)	158,277
90,198	Indian Hotels Co. Ltd. (Hotels, Restaurants & Leisure)	793,322
287,350	Indian Oil Corp. Ltd. (Oil, Gas & Consumable Fuels)	424,382
16,938	InterGlobe Aviation Ltd.*(a) (Passenger Airlines)	841,126
100,200	Jio Financial Services Ltd.* (Financial Services)	278,306
17,150	Lupin Ltd. (Pharmaceuticals)	410,826
31,738	Mahindra & Mahindra Ltd. (Automobiles)	1,090,778
2,350	Mahindra & Mahindra Ltd. GDR (Automobiles)	80,840
7,497	MakeMyTrip Ltd.* (Hotels, Restaurants & Leisure)	819,197
42,110	Max Healthcare Institute Ltd. (Health Care Providers & Services)	514,092
13,050	Motilal Oswal Financial Services Ltd. (Capital Markets)	95,546
1,650	Mphasis Ltd. (IT Services)	54,284
12,400	Natco Pharma Ltd. (Pharmaceuticals)	167,544
1,000	Nuvama Wealth Management Ltd. (Capital Markets)	64,598
105,450	Oil & Natural Gas Corp. Ltd. (Oil, Gas & Consumable Fuels)	317,953
21,899	PB Fintech Ltd.* (Insurance)	434,174
4,750	PI Industries Ltd. (Chemicals)	190,541
6,554	Polycab India Ltd. (Electrical Equipment)	455,081
92,431	Power Finance Corp. Ltd. (Financial Services)	448,145
152,250	Punjab National Bank (Banks)	176,784
162,338	Samvardhana Motherson International Ltd. (Automobile Components)	263,323
83,500	Shriram Finance Ltd. (Consumer Finance)	522,394
9,360	Siemens Ltd. (Industrial Conglomerates)	653,342
2,050	Solar Industries India Ltd. (Chemicals)	240,147
35,148	Tata Consultancy Services Ltd. (IT Services)	1,663,152
9,100	Tata Motors Ltd. (Automobiles)	74,893

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
15,839	Trent Ltd. (Specialty Retail)	$ 1,046,935
19,350	Triveni Turbine Ltd. (Electrical Equipment)	148,807
9,626	TVS Motor Co. Ltd. (Automobiles)	272,348
3,310	UltraTech Cement Ltd. (Construction Materials)	437,718
123,950	Union Bank of India Ltd. (Banks)	164,140
4,700	United Spirits Ltd. (Beverages)	77,083
80,771	Varun Beverages Ltd. (Beverages)	500,528
116,350	Vedanta Ltd. (Metals & Mining)	590,380
14,250	Voltas Ltd. (Construction & Engineering)	206,740
104,200	Zee Entertainment Enterprises Ltd. (Media)	126,367
13,150	Zensar Technologies Ltd. (IT Services)	131,487
75,200	Zomato Ltd.* (Hotels, Restaurants & Leisure)	190,461
57,250	Zydus Lifesciences Ltd. (Pharmaceuticals)	639,373

		28,198,477

Indonesia – 0.1%
2,494,450	Alamtri Resources Indonesia Tbk. PT (Oil, Gas & Consumable Fuels)	356,208
869,900	Bank Central Asia Tbk. PT (Banks)	502,524
758,500	Bank Mandiri Persero Tbk. PT (Banks)	278,690
89,200	United Tractors Tbk. PT (Oil, Gas & Consumable Fuels)	136,126

		1,273,548

Ireland – 1.8%
9,051	Accenture PLC Class A (IT Services)	3,484,183
216,933	AIB Group PLC (Banks)	1,275,609
21,438	Aon PLC Class A (Insurance)	7,949,639
76,245	Experian PLC (Professional Services)	3,755,800
10,417	ICON PLC* (Life Sciences Tools & Services)	2,073,816
6,380	Linde PLC (Chemicals)	2,846,246
55,324	Medtronic PLC (Health Care Equipment & Supplies)	5,024,526
42,860	Ryanair Holdings PLC ADR (Passenger Airlines)	2,001,133

		28,410,952

Israel* – 0.3%
16,394	Cellebrite DI Ltd. (Software)	394,112
11,887	Check Point Software Technologies Ltd. (Software)	2,591,603
1,091	CyberArk Software Ltd. (Software)	404,739

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel* – (continued)
1,560	Nova Ltd. (Semiconductors & Semiconductor Equipment)	$ 382,481

		3,772,935

Italy – 0.8%
31,639	Banca Mediolanum SpA (Financial Services)	424,782
64,551	Banca Monte dei Paschi di Siena SpA (Banks)	413,592
3,588	Brunello Cucinelli SpA (Textiles, Apparel & Luxury Goods)	461,287
8,607	Buzzi SpA (Construction Materials)	352,581
290,941	Enel SpA (Electric Utilities)	2,067,918
89,805	Eni SpA (Oil, Gas & Consumable Fuels)	1,264,314
6,579	Ferrari NV (Automobiles)	2,822,619
104,935	Hera SpA (Multi-Utilities)	383,732
437,240	Intesa Sanpaolo SpA (Banks)	1,892,519
46,760	UniCredit SpA (Banks)	2,147,372

		12,230,716

Japan – 3.4%
11,300	ABC-Mart, Inc. (Specialty Retail)	235,852
16,600	ADEKA Corp. (Chemicals)	309,376
24,300	Air Water, Inc. (Chemicals)	302,966
16,291	Allegro MicroSystems, Inc.* (Semiconductors & Semiconductor Equipment)	392,450
35,300	Amada Co. Ltd. (Machinery)	364,490
10,800	Amano Corp. (Electronic Equipment, Instruments & Components)	282,502
19,100	Asics Corp. (Textiles, Apparel & Luxury Goods)	425,741
9,100	Canon Marketing Japan, Inc. (Electronic Equipment, Instruments & Components)	298,857
39,000	Chiba Bank Ltd. (Banks)	332,149
50,500	Concordia Financial Group Ltd. (Banks)	293,224
16,400	Credit Saison Co. Ltd. (Consumer Finance)	386,583
13,400	Daikin Industries Ltd. (Building Products)	1,573,980
106,000	Denso Corp. (Automobile Components)	1,466,880
85,200	FANUC Corp. (Machinery)	2,538,264
18,500	Food & Life Cos. Ltd. (Hotels, Restaurants & Leisure)	413,854
29,300	FUJIFILM Holdings Corp. (Technology Hardware, Storage & Peripherals)	645,511
95,500	Fujitsu Ltd. (IT Services)	1,846,947
12,200	Fuso Chemical Co. Ltd. (Chemicals)	262,909

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,200	GMO Payment Gateway, Inc. (Financial Services)	$ 274,126
139,600	Hitachi Ltd. (Industrial Conglomerates)	3,509,602
5,600	Hoya Corp. (Health Care Equipment & Supplies)	752,001
12,300	INFRONEER Holdings, Inc. (Construction & Engineering)	92,723
819	Invincible Investment Corp. (Hotel & Resort REITs)	357,127
6,900	JINS Holdings, Inc. (Specialty Retail)	314,712
36,600	JVCKenwood Corp. (Household Durables)	424,114
17,200	Kajima Corp. (Construction & Engineering)	305,834
14,500	Kamigumi Co. Ltd. (Transportation Infrastructure)	315,905
24,500	Kandenko Co. Ltd. (Construction & Engineering)	392,128
376	KDX Realty Investment Corp. (Diversified REITs)	375,431
17,700	Kinden Corp. (Construction & Engineering)	362,072
4,100	KOMEDA Holdings Co. Ltd. (Hotels, Restaurants & Leisure)	72,939
12,500	Kose Corp. (Personal Products)	552,713
26,900	Kotobuki Spirits Co. Ltd. (Food Products)	393,091
74,700	Kyocera Corp. (Electronic Equipment, Instruments & Components)	775,370
13,200	Kyushu Railway Co. (Ground Transportation)	320,984
87,200	Mebuki Financial Group, Inc. (Banks)	385,556
32,700	Menicon Co. Ltd. (Health Care Equipment & Supplies)	293,414
96,700	Mitsubishi Electric Corp. (Electrical Equipment)	1,585,006
153,400	Mitsubishi Heavy Industries Ltd. (Machinery)	2,245,046
519	Mitsui Fudosan Logistics Park, Inc. (Industrial REITs)	341,358
13,600	Monogatari Corp. (Hotels, Restaurants & Leisure)	293,245
84,100	Murata Manufacturing Co. Ltd. (Electronic Equipment, Instruments & Components)	1,321,278
14,600	Nifco, Inc. (Automobile Components)	348,918
24,600	Nintendo Co. Ltd. (Entertainment)	1,613,874
26,500	NOF Corp. (Chemicals)	352,567
78,900	Olympus Corp. (Health Care Equipment & Supplies)	1,197,386

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
7,500	Organo Corp. (Machinery)	$ 371,255
230,900	Renesas Electronics Corp.* (Semiconductors & Semiconductor Equipment)	3,092,783
50,400	Rengo Co. Ltd. (Containers & Packaging)	284,872
9,300	Sankyu, Inc. (Air Freight & Logistics)	332,161
3,700	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	257,825
100,800	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	1,609,146
34,800	Shin-Etsu Chemical Co. Ltd. (Chemicals)	1,078,877
5,900	SMC Corp. (Machinery)	2,232,479
15,700	Socionext, Inc. (Semiconductors & Semiconductor Equipment)	243,307
17,900	Sojitz Corp. (Trading Companies & Distributors)	367,927
38,400	Sompo Holdings, Inc. (Insurance)	1,070,824
107,300	Sony Group Corp. (Household Durables)	2,368,041
62,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	1,530,336
13,800	Sumitomo Osaka Cement Co. Ltd. (Construction Materials)	294,270
6,200	Suzuken Co. Ltd. (Health Care Providers & Services)	193,523
6,900	SWCC Corp. (Electrical Equipment)	336,451
16,700	TechnoPro Holdings, Inc. (Professional Services)	333,341
63,100	Terumo Corp. (Health Care Equipment & Supplies)	1,184,634
11,300	TIS, Inc. (IT Services)	249,858
39,900	Tohoku Electric Power Co., Inc. (Electric Utilities)	291,613
22,500	Tokyo Tatemono Co. Ltd. (Real Estate Management & Development)	346,975
16,300	Towa Corp. (Semiconductors & Semiconductor Equipment)	214,948
6,100	Toyo Suisan Kaisha Ltd. (Food Products)	394,158
28,800	U-Next Holdings Co. Ltd. (Diversified Telecommunication Services)	345,067
15,500	Yamazaki Baking Co. Ltd. (Food Products)	278,713
34,100	ZOZO, Inc. (Specialty Retail)	1,118,564

		52,363,003

Shares	Description	Value

Common Stocks – (continued)
Jordan – 0.0%
12,764	Hikma Pharmaceuticals PLC (Pharmaceuticals)	$ 362,734

Luxembourg – 0.1%
65,359	ArcelorMittal SA (Metals & Mining)	1,629,081
9,192	Orion SA (Chemicals)	128,229
2,982	Ternium SA ADR (Metals & Mining)	89,460

		1,846,770

Macau – 0.0%
236,000	MGM China Holdings Ltd. (Hotels, Restaurants & Leisure)	332,426

Malaysia – 0.1%
52,000	AMMB Holdings Bhd. (Banks)	65,726
360,450	CIMB Group Holdings Bhd. (Banks)	647,056
101,400	Gamuda Bhd. (Construction & Engineering)	91,631
154,150	Malayan Banking Bhd. (Banks)	357,373
35,550	MISC Bhd. (Marine Transportation)	57,663
389,800	Public Bank Bhd. (Banks)	376,511
377,993	RHB Bank Bhd. (Banks)	544,996

		2,140,956

Mexico – 0.1%
7,030	BBB Foods, Inc. Class A* (Consumer Staples Distribution & Retail)	218,071
11,900	Fomento Economico Mexicano SAB de CV (Beverages)	101,157
21,050	Gruma SAB de CV Class B (Food Products)	364,815
6,050	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	164,397
11,000	Grupo Mexico SAB de CV (Metals & Mining)	53,928
2,420	Southern Copper Corp. (Metals & Mining)	221,720
12,000	Vista Energy SAB de CV ADR* (Oil, Gas & Consumable Fuels)	647,400

		1,771,488

Netherlands – 1.3%
1,257	Adyen NV*(a) (Financial Services)	2,028,945
44,891	Akzo Nobel NV (Chemicals)	2,549,720
3,586	Argenx SE ADR* (Biotechnology)	2,349,296
2,535	ASM International NV (Semiconductors & Semiconductor Equipment)	1,470,765
5,221	ASML Holding NV (Semiconductors & Semiconductor Equipment)	3,859,938

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
8,095	ASR Nederland NV (Insurance)	$ 398,897
18,356	Heineken NV (Beverages)	1,275,332
180,088	ING Groep NV (Banks)	2,993,222
81,242	Koninklijke Philips NV* (Health Care Equipment & Supplies)	2,239,213
16,896	SBM Offshore NV (Energy Equipment & Services)	315,654

		19,480,982

Norway – 0.0%
90,671	Var Energi ASA (Oil, Gas & Consumable Fuels)	278,649

Peru – 0.0%
2,250	Credicorp Ltd. (Banks)	411,975

Philippines – 0.0%
33,450	Bank of the Philippine Islands (Banks)	66,587
43,550	International Container Terminal Services, Inc. (Transportation Infrastructure)	260,036

		326,623

Poland – 0.1%
46,950	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)	770,295
1,150	Santander Bank Polska SA (Banks)	142,756

		913,051

Portugal – 0.1%
743,142	Banco Comercial Portugues SA Class R (Banks)	387,914
52,762	Galp Energia SGPS SA (Oil, Gas & Consumable Fuels)	883,034
49,364	Sonae SGPS SA (Consumer Staples Distribution & Retail)	46,140

		1,317,088

Qatar – 0.0%
83,350	Dukhan Bank (Banks)	84,403

Romania – 0.0%
9,650	NEPI Rockcastle NV (Real Estate Management & Development)	72,923

Russia(b) – 0.0%
61,284	Gazprom PJSC (Oil, Gas & Consumable Fuels)	—
5,200	LUKOIL PJSC ADR* (Oil, Gas & Consumable Fuels)	—
2,390	Magnit PJSC (Consumer Staples Distribution & Retail)	—
3,393	Novolipetsk Steel PJSC GDR* (Metals & Mining)	—
5,614	PhosAgro PJSC GDR* (Chemicals)	—
36	PhosAgro PJSC* (Chemicals)	—

Shares	Description	Value

Common Stocks – (continued)
Russia(b) – (continued)
19,000	Surgutneftegas PJSC ADR* (Oil, Gas & Consumable Fuels)	$ —
23,847	VTB Bank PJSC GDR* (Banks)	—

		—

Singapore – 0.5%
148,500	CapitaLand Ascendas REIT (Industrial REITs)	281,533
54,950	DBS Group Holdings Ltd. (Banks)	1,798,619
42,100	Grab Holdings Ltd. Class A* (Ground Transportation)	192,818
214,800	Keppel DC REIT (Specialized REITs)	346,447
34,203	Sea Ltd. ADR* (Entertainment)	4,165,583
76,600	Sembcorp Industries Ltd. (Multi-Utilities)	313,331
45,000	United Overseas Bank Ltd. (Banks)	1,237,034

		8,335,365

South Africa – 0.2%
4,300	Bid Corp. Ltd. (Consumer Staples Distribution & Retail)	109,672
5,629	Capitec Bank Holdings Ltd. (Banks)	896,244
46,601	Clicks Group Ltd. (Consumer Staples Distribution & Retail)	896,974
45,794	Harmony Gold Mining Co. Ltd. ADR (Metals & Mining)	516,098
35,515	Investec Ltd. (Capital Markets)	226,662
94,600	MTN Group Ltd. (Wireless Telecommunication Services)	580,275
21,450	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	327,420

		3,553,345

South Korea – 1.5%
1,874	Chong Kun Dang Pharmaceutical Corp. (Pharmaceuticals)	111,058
1,400	CJ CheilJedang Corp. (Food Products)	232,095
191,776	Coupang, Inc.* (Broadline Retail)	4,508,654
2,400	GS Holdings Corp.* (Industrial Conglomerates)	63,318
6,150	Hankook Tire & Technology Co. Ltd.* (Automobile Components)	172,545
1,615	Hanwha Aerospace Co. Ltd.* (Aerospace & Defense)	442,488
34,550	Hanwha Life Insurance Co. Ltd. (Insurance)	59,041
4,800	HD Hyundai Co. Ltd. (Oil, Gas & Consumable Fuels)	273,042
4,124	HD Hyundai Electric Co. Ltd. (Electrical Equipment)	1,152,258
4,316	HD Hyundai Heavy Industries Co. Ltd.* (Machinery)	917,956

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
550	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.* (Machinery)	$ 87,176
4,100	Hyundai Motor Co. (Automobiles)	577,071
3,000	Hyundai Rotem Co. Ltd.* (Machinery)	121,475
22,950	Hyundai Steel Co. (Metals & Mining)	363,778
19,127	KB Financial Group, Inc. (Banks)	1,198,331
950	KCC Corp. (Chemicals)	161,521
14,871	Kia Corp. (Automobiles)	1,037,666
9,500	Korea Gas Corp.* (Gas Utilities)	222,527
6,400	Korea Investment Holdings Co. Ltd.* (Capital Markets)	348,023
800	Krafton, Inc.* (Entertainment)	199,324
7,250	KT Corp. (Diversified Telecommunication Services)	237,988
1,000	Kumho Petrochemical Co. Ltd.* (Chemicals)	72,355
500	LG H&H Co. Ltd.* (Personal Products)	105,151
1,548	LS Electric Co. Ltd.* (Electrical Equipment)	244,533
2,072	NAVER Corp.* (Interactive Media & Services)	306,836
5,300	Poongsan Corp.* (Metals & Mining)	192,167
250	POSCO Holdings, Inc. (Metals & Mining)	44,538
1,200	Samsung Biologics Co. Ltd.*(a) (Life Sciences Tools & Services)	887,515
15,150	Samsung E&A Co. Ltd. (Construction & Engineering)	186,875
51,402	Samsung Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	1,835,757
4,012	Samsung Electronics Co. Ltd. GDR (Technology Hardware, Storage & Peripherals)	3,586,604
1,414	Samsung Fire & Marine Insurance Co. Ltd. (Insurance)	369,049
100	Samyang Foods Co. Ltd. (Food Products)	46,831
22,464	Shinhan Financial Group Co. Ltd. (Banks)	782,507
13,176	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	1,773,880
1	SK Innovation Co. Ltd.* (Oil, Gas & Consumable Fuels)	87
950	SK Telecom Co. Ltd. (Wireless Telecommunication Services)	36,175
41,505	Woori Financial Group, Inc. (Banks)	456,642

		23,414,837

Shares	Description	Value

Common Stocks – (continued)
Spain – 0.1%
22,103	Amadeus IT Group SA (Hotels, Restaurants & Leisure)	$ 1,617,443
6,124	CIE Automotive SA (Automobile Components)	163,234
4,793	Laboratorios Farmaceuticos Rovi SA (Pharmaceuticals)	323,681

		2,104,358

Sweden – 0.1%
13,381	AAK AB (Food Products)	388,914
58,896	Electrolux AB Class B* (Household Durables)	533,679
13,210	Saab AB Class B (Aerospace & Defense)	285,556
30,902	Securitas AB Class B (Commercial Services & Supplies)	393,167
9,095	Trelleborg AB Class B (Machinery)	342,447

		1,943,763

Switzerland – 1.0%
15,707	Cie Financiere Richemont SA Class A (Textiles, Apparel & Luxury Goods)	3,036,454
23,654	Julius Baer Group Ltd. (Capital Markets)	1,662,032
22,531	Novartis AG (Pharmaceuticals)	2,358,472
3,237	PSP Swiss Property AG (Real Estate Management & Development)	478,176
3,206	Sika AG (Chemicals)	814,208
2,955	Sonova Holding AG (Health Care Equipment & Supplies)	1,030,950
117,965	UBS Group AG (Capital Markets)	4,159,391
3,432	Zurich Insurance Group AG (Insurance)	2,079,670

		15,619,353

Taiwan – 2.9%
94,650	Accton Technology Corp. (Communications Equipment)	2,173,485
25,350	Arcadyan Technology Corp. (Communications Equipment)	137,062
41,050	Asia Optical Co., Inc. (Electronic Equipment, Instruments & Components)	194,316
21,950	Asustek Computer, Inc. (Technology Hardware, Storage & Peripherals)	399,545
478,300	AUO Corp. (Electronic Equipment, Instruments & Components)	206,100
7,500	Bizlink Holding, Inc. (Electrical Equipment)	141,935
621,750	Cathay Financial Holding Co. Ltd. (Insurance)	1,253,622

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
34,450	Chicony Electronics Co. Ltd. (Technology Hardware, Storage & Peripherals)	$ 159,531
531,400	Compal Electronics, Inc. (Technology Hardware, Storage & Peripherals)	586,099
107,150	CTBC Financial Holding Co. Ltd. (Banks)	127,539
50,850	Delta Electronics, Inc. (Electronic Equipment, Instruments & Components)	662,577
53,100	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	445,698
14,600	Eclat Textile Co. Ltd. (Textiles, Apparel & Luxury Goods)	232,607
538,500	Fubon Financial Holding Co. Ltd. (Insurance)	1,508,439
22,219	Himax Technologies, Inc. ADR (Semiconductors & Semiconductor Equipment)	224,856
149,000	Hon Hai Precision Industry Co. Ltd. (Electronic Equipment, Instruments & Components)	795,605
868,500	Innolux Corp. (Electronic Equipment, Instruments & Components)	367,899
7,250	International Games System Co. Ltd. (Entertainment)	207,137
42,600	Kinpo Electronics (Technology Hardware, Storage & Peripherals)	31,907
1,250	Lotes Co. Ltd. (Electronic Equipment, Instruments & Components)	70,428
76,600	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	3,317,318
7,600	MPI Corp. (Semiconductors & Semiconductor Equipment)	197,755
170,050	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	494,773
11,250	PharmaEssentia Corp.* (Biotechnology)	234,105
200,750	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	222,637
12,100	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment)	41,999
16,550	Raydium Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	194,034
34,800	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	573,187

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
7,521	Silicon Motion Technology Corp. ADR (Semiconductors & Semiconductor Equipment)	$ 410,722
309,100	Taishin Financial Holding Co. Ltd. (Banks)	164,073
399,410	Taiwan Business Bank (Banks)	182,456
420,205	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,023,537
65,623	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	13,736,206
12,200	Wistron Corp. (Technology Hardware, Storage & Peripherals)	40,039
5,800	Wiwynn Corp. (Technology Hardware, Storage & Peripherals)	382,350

		44,141,578

Thailand – 0.2%
46,500	Advanced Info Service PCL NVDR (Wireless Telecommunication Services)	390,891
189,350	Bangkok Bank PCL (Banks)	864,119
230,100	CP ALL PCL NVDR (Consumer Staples Distribution & Retail)	354,242
64,300	Kasikornbank PCL (Banks)	305,699
788,800	Krung Thai Bank PCL (Banks)	534,993
2,685,600	TMBThanachart Bank PCL (Banks)	157,513
313,950	True Corp. PCL* (Diversified Telecommunication Services)	104,417

		2,711,874

Turkey – 0.0%
97,950	Oyak Cimento Fabrikalari AS* (Construction Materials)	66,292
21,850	TAV Havalimanlari Holding AS* (Transportation Infrastructure)	169,307
53,450	Turkcell Iletisim Hizmetleri AS (Wireless Telecommunication Services)	160,751
83,450	Turkiye Vakiflar Bankasi TAO Class D* (Banks)	63,775

		460,125

United Arab Emirates – 0.3%
164,222	Abu Dhabi Commercial Bank PJSC (Banks)	535,196
146,600	ADNOC Drilling Co. PJSC (Energy Equipment & Services)	215,527
81,096	Aldar Properties PJSC (Real Estate Management & Development)	168,723
707,224	Emaar Properties PJSC (Real Estate Management & Development)	2,595,732

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Arab Emirates – (continued)
64,250	Emirates NBD Bank PJSC (Banks)	$ 364,714

		3,879,892

United Kingdom – 4.2%
50,033	3i Group PLC (Capital Markets)	2,403,751
5,090	4imprint Group PLC (Media)	376,744
13,150	Anglogold Ashanti PLC (Metals & Mining)	395,958
41,058	AstraZeneca PLC (Pharmaceuticals)	5,763,540
95,586	B&M European Value Retail SA (Broadline Retail)	381,618
62,073	Balfour Beatty PLC (Construction & Engineering)	358,038
1,066,113	Barclays PLC (Banks)	3,907,298
44,008	Beazley PLC (Insurance)	454,396
11,242	Bellway PLC (Household Durables)	362,891
16,438	Berkeley Group Holdings PLC (Household Durables)	786,473
492,234	BP PLC (Oil, Gas & Consumable Fuels)	2,546,470
63,113	Breedon Group PLC (Construction Materials)	341,186
33,966	British American Tobacco PLC (Tobacco)	1,347,633
104,324	British Land Co. PLC (Diversified REITs)	485,222
157,274	Compass Group PLC (Hotels, Restaurants & Leisure)	5,418,776
11,459	Computacenter PLC (IT Services)	331,615
138,138	ConvaTec Group PLC(a) (Health Care Equipment & Supplies)	421,175
5,585	Cranswick PLC (Food Products)	349,012
112,088	Diageo PLC (Beverages)	3,339,148
7,538	Diploma PLC (Trading Companies & Distributors)	422,073
13,165	Endava PLC ADR* (IT Services)	426,809
4	Flutter Entertainment PLC* (Hotels, Restaurants & Leisure)	1,068
128,177	GSK PLC (Pharmaceuticals)	2,232,789
32,164	IG Group Holdings PLC (Capital Markets)	406,378
18,977	IMI PLC (Machinery)	469,535
18,029	Intermediate Capital Group PLC (Capital Markets)	525,341
20,526	JET2 PLC (Passenger Airlines)	389,642
312,291	Kingfisher PLC (Specialty Retail)	948,748
347,131	Legal & General Group PLC (Insurance)	1,036,580
13,415	London Stock Exchange Group PLC (Capital Markets)	1,996,259
145,641	Man Group PLC (Capital Markets)	384,898
60,533	NatWest Group PLC (Banks)	322,741
11,900	Nomad Foods Ltd. (Food Products)	212,534
359,376	Prudential PLC (Insurance)	2,990,702

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
57,338	Reckitt Benckiser Group PLC (Household Products)	$ 3,791,690
74,271	RELX PLC (Professional Services)	3,687,949
14,920	Rio Tinto PLC (Metals & Mining)	898,511
992,192	Rolls-Royce Holdings PLC* (Aerospace & Defense)	7,397,927
97,101	Segro PLC (Industrial REITs)	858,525
135,222	Serco Group PLC (Commercial Services & Supplies)	260,546
55,344	Smith & Nephew PLC (Health Care Equipment & Supplies)	701,824
87,280	Standard Chartered PLC (Banks)	1,173,874
267,836	Tesco PLC (Consumer Staples Distribution & Retail)	1,232,685
202,746	Tritax Big Box REIT PLC (Industrial REITs)	367,273
14,769	Weir Group PLC (Machinery)	440,571
73,562	WH Smith PLC (Specialty Retail)	1,192,108
7,832	Whitbread PLC (Hotels, Restaurants & Leisure)	271,665

		64,812,189

United States – 50.5%
89,502	Abbott Laboratories (Health Care Equipment & Supplies)	11,449,991
14,746	AbbVie, Inc. (Biotechnology)	2,711,789
1,776	Abercrombie & Fitch Co. Class A* (Specialty Retail)	212,019
2,034	ABM Industries, Inc. (Commercial Services & Supplies)	108,535
3,228	Academy Sports & Outdoors, Inc. (Specialty Retail)	168,857
1,767	Addus HomeCare Corp.* (Health Care Providers & Services)	221,158
22,033	Adeia, Inc. (Software)	283,124
11,327	Adobe, Inc.* (Software)	4,954,996
2,621	Adtalem Global Education, Inc.* (Diversified Consumer Services)	280,788
4,819	Advanced Energy Industries, Inc. (Electronic Equipment, Instruments & Components)	554,571
7,422	Advanced Micro Devices, Inc.* (Semiconductors & Semiconductor Equipment)	860,581
6,906	Affirm Holdings, Inc.* (Financial Services)	421,749
10,476	Agios Pharmaceuticals, Inc.* (Biotechnology)	360,270
322,070	AGNC Investment Corp. (Mortgage Real Estate Investment Trusts (REITs))	3,211,038
7,756	Agree Realty Corp. (Retail REITs)	562,853
1,264	Allison Transmission Holdings, Inc. (Machinery)	148,571

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
126,823	Alphabet, Inc. Class A (Interactive Media & Services)	$ 25,874,428
145,446	Amazon.com, Inc.* (Broadline Retail)	34,569,605
163,470	American International Group, Inc. (Insurance)	12,041,200
13,172	Ameris Bancorp (Banks)	864,742
2,888	Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	100,705
72,590	Amphenol Corp. Class A (Electronic Equipment, Instruments & Components)	5,137,920
3,083	Appfolio, Inc. Class A* (Software)	721,145
71,180	Apple, Inc. (Technology Hardware, Storage & Peripherals)	16,798,480
2,989	AppLovin Corp. Class A* (Software)	1,104,705
9,211	Archrock, Inc. (Energy Equipment & Services)	258,737
24,629	Arcutis Biotherapeutics, Inc.* (Biotechnology)	326,088
1,678	Arrow Electronics, Inc.* (Electronic Equipment, Instruments & Components)	195,571
17,802	Artivion, Inc.* (Health Care Equipment & Supplies)	551,150
2,324	Asbury Automotive Group, Inc.* (Specialty Retail)	689,484
2,709	Ashland, Inc. (Chemicals)	171,994
22,006	Atlassian Corp. Class A* (Software)	6,751,001
5,068	Atmus Filtration Technologies, Inc. (Machinery)	211,944
15,889	AtriCure, Inc.* (Health Care Equipment & Supplies)	633,494
92,596	Aurora Innovation, Inc.* (Software)	629,653
17,860	Avient Corp. (Chemicals)	766,194
7,859	Avnet, Inc. (Electronic Equipment, Instruments & Components)	405,996
2,493	Axcelis Technologies, Inc.* (Semiconductors & Semiconductor Equipment)	169,524
3,415	Axos Financial, Inc.* (Banks)	238,811
6,901	Azenta, Inc.* (Life Sciences Tools & Services)	372,999
2,128	AZZ, Inc. (Building Products)	182,561
4,362	Balchem Corp. (Chemicals)	697,746
17,759	Baldwin Insurance Group, Inc.* (Insurance)	727,231
200,929	Bank of America Corp. (Banks)	9,303,013
5,181	BankUnited, Inc. (Banks)	212,991
6,270	Beacon Roofing Supply, Inc.* (Trading Companies & Distributors)	741,992
8,913	Beazer Homes USA, Inc.* (Household Durables)	197,512

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
56,017	Becton Dickinson & Co. (Health Care Equipment & Supplies)	$ 13,869,809
2,459	Belden, Inc. (Electronic Equipment, Instruments & Components)	286,400
3,722	Benchmark Electronics, Inc. (Electronic Equipment, Instruments & Components)	158,781
29,153	Berkshire Hathaway, Inc. Class B* (Financial Services)	13,663,136
43,685	BGC Group, Inc. Class A (Capital Markets)	416,755
45,950	BioCryst Pharmaceuticals, Inc.* (Biotechnology)	363,005
11,938	Boeing Co.* (Aerospace & Defense)	2,107,296
906	Booking Holdings, Inc. (Hotels, Restaurants & Leisure)	4,292,229
4,363	Boot Barn Holdings, Inc.* (Specialty Retail)	701,789
3,777	Boyd Gaming Corp. (Hotels, Restaurants & Leisure)	289,507
2,695	Brady Corp. Class A (Commercial Services & Supplies)	200,751
4,004	Brink’s Co. (Commercial Services & Supplies)	373,693
23,850	Builders FirstSource, Inc.* (Building Products)	3,989,628
7,347	Byline Bancorp, Inc. (Banks)	215,561
2,504	Cactus, Inc. Class A (Energy Equipment & Services)	149,514
4,880	Cadence Bank (Banks)	171,776
13,059	Cadre Holdings, Inc. (Aerospace & Defense)	503,424
79,067	CarMax, Inc.* (Specialty Retail)	6,771,298
26,391	Carnival Corp.* (Hotels, Restaurants & Leisure)	730,239
16,833	Cars.com, Inc.* (Interactive Media & Services)	301,647
9,000	Catalyst Pharmaceuticals, Inc.* (Biotechnology)	203,040
10,241	Caterpillar, Inc. (Machinery)	3,803,917
12,662	Cathay General Bancorp (Banks)	601,318
10,122	CBIZ, Inc.* (Professional Services)	868,569
2,713	CDW Corp. (Electronic Equipment, Instruments & Components)	540,267
22,968	Central Garden & Pet Co. Class A* (Household Products)	716,372
9,471	Champion Homes, Inc.* (Household Durables)	874,457
22,969	ChampionX Corp. (Energy Equipment & Services)	657,832
25,334	Charles Schwab Corp. (Capital Markets)	2,095,628
3,338	Chart Industries, Inc.* (Machinery)	706,287

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
37,278	Chipotle Mexican Grill, Inc.* (Hotels, Restaurants & Leisure)	$ 2,175,171
4,741	Chord Energy Corp. (Oil, Gas & Consumable Fuels)	533,125
14,131	Cigna Group (Health Care Providers & Services)	4,157,482
1,443	Coca-Cola Consolidated, Inc. (Beverages)	1,973,476
6,303	Cohen & Steers, Inc. (Capital Markets)	558,635
76,314	Colgate-Palmolive Co. (Household Products)	6,616,424
9,210	Columbia Banking System, Inc. (Banks)	256,959
7,790	Comfort Systems USA, Inc. (Construction & Engineering)	3,402,282
2,740	Commercial Metals Co. (Metals & Mining)	132,863
3,769	Concentrix Corp. (Professional Services)	197,043
102,634	ConocoPhillips (Oil, Gas & Consumable Fuels)	10,143,318
108,600	Corteva, Inc. (Chemicals)	7,088,322
8,111	Cousins Properties, Inc. (Office REITs)	247,629
9,212	Crinetics Pharmaceuticals, Inc.* (Biotechnology)	371,244
31,898	Danaher Corp. (Life Sciences Tools & Services)	7,104,961
7,605	Deere & Co. (Machinery)	3,624,239
36,122	Diamondback Energy, Inc. (Oil, Gas & Consumable Fuels)	5,937,012
6,104	Dime Community Bancshares, Inc. (Banks)	190,628
60,281	Dominion Energy, Inc. (Multi-Utilities)	3,351,021
35,939	DoorDash, Inc. Class A* (Hotels, Restaurants & Leisure)	6,786,361
6,695	Ducommun, Inc.* (Aerospace & Defense)	457,804
3,348	Dynatrace, Inc.* (Software)	193,347
17,185	Eaton Corp. PLC (Electrical Equipment)	5,609,871
16,645	Ecovyst, Inc.* (Chemicals)	129,165
6,565	Element Solutions, Inc. (Chemicals)	169,443
7,944	Eli Lilly & Co. (Pharmaceuticals)	6,443,220
3,068	Employers Holdings, Inc. (Insurance)	150,823
7,097	Enact Holdings, Inc. (Financial Services)	239,737
8,550	Enerpac Tool Group Corp. (Machinery)	386,374
4,172	EnerSys (Electrical Equipment)	404,976
32,524	Entegris, Inc. (Semiconductors & Semiconductor Equipment)	3,302,487

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
9,883	Equifax, Inc. (Professional Services)	$ 2,715,651
7,836	Essent Group Ltd. (Financial Services)	456,447
16,852	Evolent Health, Inc. Class A* (Health Care Technology)	176,103
58,421	Expand Energy Corp. (Oil, Gas & Consumable Fuels)	5,935,574
25,648	Extra Space Storage, Inc. (Specialized REITs)	3,949,792
1,082	Fair Isaac Corp.* (Software)	2,027,192
3,473	Federal Agricultural Mortgage Corp. Class C (Financial Services)	686,890
32,628	Ferguson Enterprises, Inc. (Trading Companies & Distributors)	5,902,416
15,059	First Advantage Corp.* (Professional Services)	284,314
4,082	First American Financial Corp. (Insurance)	258,064
2,835	First Industrial Realty Trust, Inc. (Industrial REITs)	151,361
32,738	First Watch Restaurant Group, Inc.* (Hotels, Restaurants & Leisure)	686,843
4,304	FirstCash Holdings, Inc. (Consumer Finance)	469,782
40,432	Fiserv, Inc.* (Financial Services)	8,734,929
35,892	Flywire Corp.* (Financial Services)	693,792
69,288	Freeport-McMoRan, Inc. (Metals & Mining)	2,483,975
9,234	Frontdoor, Inc.* (Diversified Consumer Services)	552,932
1,030	FTI Consulting, Inc.* (Professional Services)	201,210
21,035	Gates Industrial Corp. PLC* (Machinery)	435,214
53,639	General Mills, Inc. (Food Products)	3,225,849
150,429	General Motors Co. (Automobiles)	7,440,218
7,407	Glacier Bancorp, Inc. (Banks)	367,906
3,050	Globant SA* (IT Services)	650,626
11,278	Globus Medical, Inc. Class A* (Health Care Equipment & Supplies)	1,045,696
7,009	Grand Canyon Education, Inc.* (Diversified Consumer Services)	1,231,061
4,469	Granite Construction, Inc. (Construction & Engineering)	393,898
4,544	Griffon Corp. (Building Products)	344,299
774	Group 1 Automotive, Inc. (Specialty Retail)	353,323
4,673	Hackett Group, Inc. (IT Services)	144,302
4,036	Haemonetics Corp.* (Health Care Equipment & Supplies)	278,686
14,341	Halozyme Therapeutics, Inc.* (Biotechnology)	812,274
5,719	Hancock Whitney Corp. (Banks)	341,653

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
34,995	Hartford Financial Services Group, Inc. (Insurance)	$ 3,903,692
18,765	HCA Healthcare, Inc. (Health Care Providers & Services)	6,190,761
8,134	HealthEquity, Inc.* (Health Care Providers & Services)	898,156
11,385	Heritage Commerce Corp. (Banks)	110,321
47,766	Hillman Solutions Corp.* (Machinery)	477,660
6,694	Home BancShares, Inc. (Banks)	202,092
7,786	Home Depot, Inc. (Specialty Retail)	3,207,676
17,570	Horace Mann Educators Corp. (Insurance)	678,729
5,132	Houlihan Lokey, Inc. (Capital Markets)	932,587
22,752	Howmet Aerospace, Inc. (Aerospace & Defense)	2,879,948
5,137	HubSpot, Inc.* (Software)	4,004,446
1,662	Huron Consulting Group, Inc.* (Professional Services)	210,708
2,361	ICF International, Inc. (Professional Services)	275,552
1,577	ICU Medical, Inc.* (Health Care Equipment & Supplies)	259,196
4,958	IDACORP, Inc. (Electric Utilities)	545,083
26,475	Independence Realty Trust, Inc. (Residential REITs)	508,585
7,070	Independent Bank Corp. (Banks)	474,821
26,473	Ingersoll Rand, Inc. (Machinery)	2,483,167
9,297	Insmed, Inc.* (Biotechnology)	711,964
849	Installed Building Products, Inc. (Household Durables)	168,815
17,689	Intapp, Inc.* (Software)	1,261,049
55,675	Intercontinental Exchange, Inc. (Capital Markets)	8,898,535
4,744	InterDigital, Inc. (Software)	868,057
59,095	International Paper Co. (Containers & Packaging)	3,287,455
4,671	Intra-Cellular Therapies, Inc.* (Pharmaceuticals)	593,591
24,266	Intuit, Inc. (Software)	14,596,242
12,351	Intuitive Surgical, Inc.* (Health Care Equipment & Supplies)	7,063,290
4,400	ITT, Inc. (Machinery)	664,488
22,937	Janus International Group, Inc.* (Building Products)	190,148
81,250	JBS SA (Food Products)	492,723
30,760	JPMorgan Chase & Co. (Banks)	8,222,148
14,079	Kelly Services, Inc. Class A (Professional Services)	198,232
2,822	Kemper Corp. (Insurance)	189,582
251,533	KeyCorp (Banks)	4,522,563
1,664	Knife River Corp.* (Construction Materials)	172,357

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
775,880	Kosmos Energy Ltd.* (Oil, Gas & Consumable Fuels)	$ 2,467,298
17,742	L3Harris Technologies, Inc. (Aerospace & Defense)	3,761,481
24,832	Labcorp Holdings, Inc. (Health Care Providers & Services)	6,203,034
2,942	Lantheus Holdings, Inc.* (Health Care Equipment & Supplies)	272,164
22,585	Laureate Education, Inc.* (Diversified Consumer Services)	422,791
8,841	La-Z-Boy, Inc. (Household Durables)	417,295
20,571	Legend Biotech Corp. ADR* (Biotechnology)	783,755
7,828	LiveRamp Holdings, Inc.* (Software)	266,152
15,868	Lululemon Athletica, Inc.* (Textiles, Apparel & Luxury Goods)	6,572,526
9,143	MACOM Technology Solutions Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	1,209,162
32,746	Magnite, Inc.* (Media)	563,231
32,273	Magnolia Oil & Gas Corp. Class A (Oil, Gas & Consumable Fuels)	764,870
7,449	Martin Marietta Materials, Inc. (Construction Materials)	4,053,150
8,259	Masterbrand, Inc.* (Building Products)	143,046
19,872	Mastercard, Inc. Class A (Financial Services)	11,037,505
14,325	Matador Resources Co. (Oil, Gas & Consumable Fuels)	830,850
1,746	Matson, Inc. (Marine Transportation)	247,670
2,033	Medpace Holdings, Inc.* (Life Sciences Tools & Services)	709,822
3,124	Merchants Bancorp (Financial Services)	130,989
3,265	Meritage Homes Corp. (Household Durables)	254,246
37,726	Meta Platforms, Inc. Class A (Interactive Media & Services)	26,000,005
59,601	MetLife, Inc. (Insurance)	5,156,082
89,543	Microsoft Corp. (Software)	37,165,718
7,587	Minerals Technologies, Inc. (Chemicals)	581,847
9,452	Monday.com Ltd.* (Software)	2,414,608
10,135	Monolithic Power Systems, Inc. (Semiconductors & Semiconductor Equipment)	6,459,745
44,534	Nasdaq, Inc. (Capital Markets)	3,666,930
6,565	Natera, Inc.* (Biotechnology)	1,161,480
6,563	National Health Investors, Inc. (Health Care REITs)	447,006

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
30,456	Nestle SA (Food Products)	$ 2,586,952
5,727	Netflix, Inc.* (Entertainment)	5,593,905
2,304	Nexstar Media Group, Inc. (Media)	353,019
176	Nicolet Bankshares, Inc. (Banks)	19,735
2,252	Northeast Bank (Banks)	227,902
13,084	Northwestern Energy Group, Inc. (Multi-Utilities)	705,358
5,397	Novanta, Inc.* (Electronic Equipment, Instruments & Components)	807,715
16,900	NPK International, Inc.* (Energy Equipment & Services)	116,948
237,639	NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	28,533,315
377	NVR, Inc.* (Household Durables)	3,022,100
34,100	OceanFirst Financial Corp. (Banks)	612,436
69,058	Olaplex Holdings, Inc.* (Personal Products)	107,730
13,925	Old National Bancorp (Banks)	332,111
38,435	ON Semiconductor Corp.* (Semiconductors & Semiconductor Equipment)	2,011,688
5,373	O’Reilly Automotive, Inc.* (Specialty Retail)	6,954,919
1,589	OSI Systems, Inc.* (Electronic Equipment, Instruments & Components)	312,143
5,873	Oxford Industries, Inc. (Textiles, Apparel & Luxury Goods)	492,510
21,126	Pacific Premier Bancorp, Inc. (Banks)	547,163
3,956	PAR Technology Corp.* (Electronic Equipment, Instruments & Components)	287,166
30,548	Paragon 28, Inc.* (Health Care Equipment & Supplies)	397,735
7,553	Patrick Industries, Inc. (Automobile Components)	733,698
5,523	Peapack-Gladstone Financial Corp. (Banks)	174,803
13,815	Pediatrix Medical Group, Inc.* (Health Care Providers & Services)	193,134
3,494	PennyMac Financial Services, Inc. (Financial Services)	365,787
12,130	Perdoceo Education Corp. (Diversified Consumer Services)	349,101
18,745	Perella Weinberg Partners (Capital Markets)	483,996
253,182	Pfizer, Inc. (Pharmaceuticals)	6,714,387
7,647	Photronics, Inc.* (Semiconductors & Semiconductor Equipment)	175,805
22,269	Phreesia, Inc.* (Health Care Technology)	633,776
3,882	Preferred Bank (Banks)	354,660

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
2,933	PriceSmart, Inc. (Consumer Staples Distribution & Retail)	$ 266,815
16,009	Primoris Services Corp. (Construction & Engineering)	1,229,011
20,084	Qiagen NV* (Life Sciences Tools & Services)	891,870
3,410	RBC Bearings, Inc.* (Machinery)	1,189,237
27,519	Redwood Trust, Inc. (Mortgage Real Estate Investment Trusts (REITs))	180,249
27,124	Regal Rexnord Corp. (Electrical Equipment)	4,305,393
7,205	Resideo Technologies, Inc.* (Building Products)	162,257
9,325	Revolve Group, Inc.* (Specialty Retail)	294,483
18,828	Roche Holding AG (Pharmaceuticals)	5,918,990
18,101	Ross Stores, Inc. (Specialty Retail)	2,725,287
5,966	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	625,475
15,865	Saia, Inc.* (Ground Transportation)	7,616,945
25,894	SBA Communications Corp. (Specialized REITs)	5,115,619
37,830	Schlumberger NV (Energy Equipment & Services)	1,523,792
10,845	Schneider National, Inc. Class B (Ground Transportation)	322,639
20,551	Seacoast Banking Corp. of Florida (Banks)	584,676
15,466	Select Water Solutions, Inc. (Energy Equipment & Services)	193,325
7,925	Sensata Technologies Holding PLC (Electrical Equipment)	215,243
15,225	ServiceNow, Inc.* (Software)	15,504,835
10,540	Sherwin-Williams Co. (Chemicals)	3,775,006
15,971	Silgan Holdings, Inc. (Containers & Packaging)	878,724
3,921	Silicon Laboratories, Inc.* (Semiconductors & Semiconductor Equipment)	531,648
7,710	Simply Good Foods Co.* (Food Products)	292,980
4,807	Six Flags Entertainment Corp. (Hotels, Restaurants & Leisure)	211,941
35,784	SLM Corp. (Consumer Finance)	998,731
7,318	Smurfit WestRock PLC (Containers & Packaging)	388,513
1,863	SouthState Corp. (Banks)	196,714
6,122	Spotify Technology SA* (Entertainment)	3,358,223
11,072	SpringWorks Therapeutics, Inc.* (Biotechnology)	415,200
6,872	SPX Technologies, Inc.* (Machinery)	1,020,629

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
67,695	SS&C Technologies Holdings, Inc. (Professional Services)	$ 5,479,910
23,733	STAG Industrial, Inc. (Industrial REITs)	811,194
24,412	Stagwell, Inc.* (Media)	152,331
42,887	Starbucks Corp. (Hotels, Restaurants & Leisure)	4,618,072
7,377	STERIS PLC (Health Care Equipment & Supplies)	1,627,735
5,799	Sterling Infrastructure, Inc.* (Construction & Engineering)	825,894
7,695	Steven Madden Ltd. (Textiles, Apparel & Luxury Goods)	315,880
7,977	Stifel Financial Corp. (Capital Markets)	924,135
2,783	StoneX Group, Inc.* (Capital Markets)	304,794
11,549	Stryker Corp. (Health Care Equipment & Supplies)	4,519,008
18,111	Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	694,919
99,523	Sysco Corp. (Consumer Staples Distribution & Retail)	7,257,217
16,306	Tandem Diabetes Care, Inc.* (Health Care Equipment & Supplies)	604,300
33,962	Target Corp. (Consumer Staples Distribution & Retail)	4,683,699
4,117	Taylor Morrison Home Corp.* (Household Durables)	265,382
18,499	TEGNA, Inc. (Media)	337,052
5,307	Texas Capital Bancshares, Inc.* (Banks)	418,988
47,377	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	8,746,268
4,608	Texas Roadhouse, Inc. (Hotels, Restaurants & Leisure)	834,509
12,198	Thermon Group Holdings, Inc.* (Electrical Equipment)	337,641
11,285	TopBuild Corp.* (Household Durables)	3,867,144
11,086	Tradeweb Markets, Inc. Class A (Capital Markets)	1,406,813
16,744	Tri Pointe Homes, Inc.* (Household Durables)	617,184
5,583	U.S. Physical Therapy, Inc. (Health Care Providers & Services)	495,268
7,268	UFP Industries, Inc. (Building Products)	840,544
7,937	Ultra Clean Holdings, Inc.* (Semiconductors & Semiconductor Equipment)	292,637
6,304	UMB Financial Corp. (Banks)	743,242

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
26,640	Union Pacific Corp. (Ground Transportation)	$ 6,601,126
13,863	UnitedHealth Group, Inc. (Health Care Providers & Services)	7,520,539
3,381	Universal Corp. (Tobacco)	179,599
35,231	Utz Brands, Inc. (Food Products)	470,686
821	Valmont Industries, Inc. (Construction & Engineering)	272,375
17,143	Veracyte, Inc.* (Biotechnology)	779,664
6,896	Verint Systems, Inc.* (Software)	175,020
55,240	Viavi Solutions, Inc.* (Communications Equipment)	665,090
12,486	Viper Energy, Inc. (Oil, Gas & Consumable Fuels)	585,593
32,804	Visa, Inc. Class A (Financial Services)	11,212,407
13,036	Vita Coco Co., Inc.* (Beverages)	488,068
4,550	Voya Financial, Inc. (Financial Services)	323,004
79,445	Walt Disney Co. (Entertainment)	8,982,052
6,907	Waste Connections, Inc. (Commercial Services & Supplies)	1,269,299
27,513	Waste Management, Inc. (Commercial Services & Supplies)	6,060,013
218	White Mountains Insurance Group Ltd. (Insurance)	421,276
3,071	Wintrust Financial Corp. (Banks)	401,718
11,425	World Kinect Corp. (Oil, Gas & Consumable Fuels)	322,985
612	WSFS Financial Corp. (Banks)	34,272
4,871	Zions Bancorp NA (Banks)	281,836
44,965	Zoetis, Inc. (Pharmaceuticals)	7,684,518

		780,949,069

Uruguay* – 0.2%
1,943	MercadoLibre, Inc. (Broadline Retail)	3,734,815

TOTAL COMMON STOCKS (Cost $1,029,766,159)		$1,282,811,453

Shares	Dividend Rate	Value

Preferred Stocks – 0.1%
Brazil – 0.1%
Cia Energetica de Minas Gerais (Electric Utilities)
17,550	12.126%	$ 32,914
Itausa SA (Banks)
581,390	6.681	948,083

		980,997

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Dividend Rate	Value

Preferred Stocks – (continued)
Germany – 0.0%
Dr. Ing hc F Porsche AG (Automobiles)
4,327	3.772%	$ 275,497

TOTAL PREFERRED STOCKS (Cost $1,413,108)		$ 1,256,494

Units	Description	Expiration Date	Value

Rights* – 0.0%
Argentina – 0.0%
Grupo Financiero Banorte SAB de CV (Banks)
105			$ 1,429
(COST $0)

Shares	Description	Value

Exchange Traded Funds – 7.9%
32,300	iShares Core MSCI Emerging Markets ETF	$ 1,711,577
91,793	iShares MSCI Emerging Markets ETF	3,921,397
53,255	iShares MSCI Saudi Arabia ETF	2,250,556
207,150	Vanguard S&P 500 ETF	114,622,310

TOTAL EXCHANGE TRADED FUNDS (Cost $122,838,610)		$ 122,505,840

Shares	Dividend Rate	Value

Investment Companies(c) – 9.0%
Goldman Sachs Financial Square Government Fund — Class R6
53,278,721	4.308%	$ 53,278,721
Goldman Sachs Financial Square Government Fund — Institutional Shares
85,802,218	4.308	85,802,218

TOTAL INVESTMENT COMPANIES – 9.0% (Cost $139,080,939)		$ 139,080,939

TOTAL INVESTMENTS – 99.8% (Cost $1,293,098,816)		$1,545,656,155

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,326,571

NET ASSETS – 100.0%		$1,547,982,726

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2025
Sector	% of Total Market Value
Information Technology	17.4%
Financials	14.9
Consumer Discretionary	11.1
Industrials	11.1
Health Care	10.4
Investment Companies	9.0
Exchange Traded Funds	7.9
Communication Services	6.1
Consumer Staples	3.9
Materials	3.3
Energy	2.8
Real Estate	1.4
Utilities	0.7
100.0%

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	ILS	1,640,000	USD	453,357	02/04/25	$5,033
	JPY	3,797,000,000	USD	24,449,694	02/04/25	44,922
	USD	8,082,054	AUD	12,980,000	02/04/25	12,352
	USD	8,975,724	AUD	14,370,000	03/04/25	40,820
	USD	10,761,760	CHF	9,650,000	02/04/25	161,361
	USD	12,122,447	CHF	10,940,000	03/04/25	66,782
	USD	3,615,927	DKK	25,880,000	02/04/25	17,350
	USD	3,624,124	DKK	25,880,000	03/04/25	19,846
	USD	35,780,628	EUR	34,340,000	02/04/25	149,982
	USD	41,239,239	EUR	39,490,000	03/04/25	211,688
	USD	16,039,373	GBP	12,810,000	02/04/25	156,568
	USD	18,139,152	GBP	14,585,000	03/04/25	57,032
	USD	2,159,084	HKD	16,770,000	02/04/25	6,606
	USD	3,011,517	JPY	463,000,000	03/04/25	15,231
	USD	735,127	NOK	8,300,000	03/04/25	1,854
	USD	186,773	NZD	330,000	03/04/25	536
	USD	3,537,393	SEK	39,075,000	02/04/25	12,414
	USD	3,960,416	SEK	43,500,000	03/04/25	29,587
	USD	1,348,521	SGD	1,830,000	02/04/25	1,710
	USD	1,630,012	SGD	2,200,000	03/04/25	8,992
Brown Brothers Harriman & Co.	HKD	983,955	USD	126,289	02/04/25	4
	USD	98,167	HKD	764,648	02/03/25	25
JPMorgan Securities, Inc.	ILS	520,000	USD	143,747	02/04/25	1,596
	JPY	1,278,000,000	USD	8,229,315	02/04/25	15,120
	USD	2,447,032	AUD	3,930,000	02/04/25	3,740
	USD	2,455,848	AUD	3,930,000	03/04/25	12,273
	USD	3,334,473	CHF	2,990,000	02/04/25	49,997
	USD	3,315,069	CHF	2,990,000	03/04/25	20,147
	USD	1,265,854	DKK	9,060,000	02/04/25	6,074
	USD	1,268,723	DKK	9,060,000	03/04/25	6,948
	USD	11,555,247	EUR	11,090,000	02/04/25	48,436
	USD	11,584,514	EUR	11,090,000	03/04/25	62,723
	USD	5,127,340	GBP	4,095,000	02/04/25	50,050
	USD	5,092,971	GBP	4,095,000	03/04/25	16,092
	USD	626,997	HKD	4,870,000	02/04/25	1,918
	USD	203,779	NOK	2,300,000	03/04/25	583
	USD	62,258	NZD	110,000	03/04/25	179
	USD	1,072,760	SEK	11,850,000	02/04/25	3,765
	USD	1,079,199	SEK	11,850,000	03/04/25	8,387
	USD	412,662	SGD	560,000	02/04/25	523
	USD	414,920	SGD	560,000	03/04/25	2,297

TOTAL						$1,331,543

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

BNP Paribas SA	AUD	12,980,000	USD	8,110,556	02/04/25	$(40,853)
	CHF	9,650,000	USD	10,665,581	02/04/25	(65,182)
	DKK	25,880,000	USD	3,618,418	02/04/25	(19,842)
	DKK	1,940,000	USD	271,111	03/04/25	(930)
	EUR	34,340,000	USD	35,825,583	02/04/25	(194,937)
	GBP	12,810,000	USD	15,933,321	02/04/25	(50,517)
	HKD	20,000	USD	2,570	03/04/25	(1)
	NOK	7,200,000	USD	637,934	02/04/25	(1,821)
	NZD	330,000	USD	186,715	02/04/25	(543)
	SEK	39,075,000	USD	3,552,675	02/04/25	(27,696)
	SGD	1,830,000	USD	1,354,345	02/04/25	(7,534)
	USD	2,153,942	HKD	16,770,000	03/04/25	(101)
	USD	447,232	ILS	1,640,000	02/04/25	(11,158)
	USD	565,191	ILS	2,040,000	03/04/25	(5,262)
	USD	24,182,280	JPY	3,797,000,000	02/04/25	(312,336)
	USD	24,528,181	JPY	3,797,000,000	03/04/25	(43,951)
	USD	633,874	NOK	7,200,000	02/04/25	(2,238)
	USD	186,146	NZD	330,000	02/04/25	(27)
	USD	56,420	NZD	100,000	03/04/25	(16)
Brown Brothers Harriman & Co.	HKD	8,125	USD	1,043	02/04/25	(1)
	USD	28,902	HKD	225,194	02/03/25	(1)
	ZAR	860,224	USD	46,571	02/04/25	(542)
	ZAR	534,468	USD	28,734	02/05/25	(139)
JPMorgan Securities, Inc.	AUD	3,930,000	USD	2,455,661	02/04/25	(12,369)
	CHF	2,990,000	USD	3,304,672	02/04/25	(20,196)
	DKK	9,060,000	USD	1,266,726	02/04/25	(6,946)
	EUR	11,090,000	USD	11,569,764	02/04/25	(62,954)
	GBP	4,095,000	USD	5,093,439	02/04/25	(16,149)
	NOK	2,300,000	USD	203,784	02/04/25	(582)
	NZD	110,000	USD	62,238	02/04/25	(181)
	SEK	11,850,000	USD	1,077,395	02/04/25	(8,399)
	SGD	560,000	USD	414,444	02/04/25	(2,305)
	USD	625,504	HKD	4,870,000	03/04/25	(29)
	USD	141,805	ILS	520,000	02/04/25	(3,538)
	USD	143,818	ILS	520,000	03/04/25	(1,591)
	USD	8,139,308	JPY	1,278,000,000	02/04/25	(105,127)
	USD	8,255,732	JPY	1,278,000,000	03/04/25	(14,793)
	USD	202,488	NOK	2,300,000	02/04/25	(715)
	USD	62,049	NZD	110,000	02/04/25	(9)
State Street Bank and Trust	USD	3,303	HKD	25,735	02/03/25	(1)
	USD	32,395	HKD	252,404	02/04/25	(2)

TOTAL						$(1,041,514)

GOLDMAN SACHS MULTI-MANAGER GLOBAL EQUITY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At January 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	275	03/21/25	$83,424,688	$(836,451)
S&P Toronto Stock Exchange 60 Index	198	03/20/25	42,026,380	500,311

TOTAL FUTURES CONTRACTS				$(336,140)

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Denmark Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
ADR	— American Depositary Receipt
CP	— Commercial Paper
ETF	— Exchange Traded Fund
GDR	— Global Depository Receipt
MSCI	— Morgan Stanley Capital International
MTN	— Medium Term Note
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SpA	— Stand-by Purchase Agreement
SPX	— S&P 500 Index

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 36.7%
Brazil Real – 2.4%
Brazil Letras do Tesouro Nacional(a)
BRL	13,000,000	0.000%	07/01/25	$ 2,110,226
	51,750,000	0.000	01/01/26	7,797,396
	31,000,000	0.000	07/01/26	4,355,559
Brazil Notas do Tesouro Nacional
	101,556,000	10.000	01/01/27	16,074,154
	33,125,000	10.000	01/01/29	4,926,120
	14,632,000	10.000	01/01/33	1,987,453

				37,250,908

Chilean Peso – 0.4%
Bonos de la Tesoreria de la Republica
CLP	614,150,560	1.900	09/01/30	605,552
	76,768,820	2.000	03/01/35	75,258
	1,189,916,710	3.400	10/01/39	1,359,574
Bonos de la Tesoreria de la Republica en pesos
	190,000,000	4.500	03/01/26	192,653
	635,000,000	5.000	10/01/28	627,536
	1,995,000,000	4.700	09/01/30	1,909,731
	600,000,000	6.000	04/01/33	607,866
	1,350,000,000	5.000	03/01/35	1,273,499

				6,651,669

Chinese Yuan Renminbi – 1.1%
China Government Bonds
CNY	9,100,000	1.870	09/15/31	1,268,767
	19,170,000	2.880	02/25/33	2,866,861
	30,990,000	2.270	05/25/34	4,466,794
	1,140,000	3.530	10/18/51	207,616
	6,150,000	3.120	10/25/52	1,047,286
	12,000,000	3.000	10/15/53	2,026,990
	32,280,000	2.570	05/20/54	5,057,675

				16,941,989

Colombia Peso – 1.4%
Colombia TES
COP	15,069,300,000	6.000	04/28/28	3,190,266
	13,083,600,000	7.750	09/18/30	2,728,032
	17,658,300,000	7.000	06/30/32	3,336,201
	18,853,800,000	13.250	02/09/33	4,889,994
	14,371,800,000	7.250	10/18/34	2,575,039
	20,526,600,000	6.250	07/09/36	3,213,157
	6,678,900,000	9.250	05/28/42	1,251,420
	1,447,800,000	7.250	10/26/50	206,942

				21,391,051

Czech Republic Koruna – 2.0%
Czech Republic Government Bonds
CZK	123,780,000	5.750	03/29/29	5,522,418
	43,140,000	0.950	05/15/30	1,548,995
	48,860,000	5.000	09/30/30	2,144,521
	78,270,000	1.200	03/13/31	2,780,144
	86,770,000	1.750	06/23/32	3,094,526
	85,690,000	3.000	03/03/33	3,295,946
	98,650,000	2.000	10/13/33	3,479,448

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Czech Republic Koruna – (continued)
Czech Republic Government Bonds – (continued)
CZK	22,750,000	4.900%	04/14/34	$ 999,763
	99,590,000	3.500	05/30/35	3,919,968
	133,920,000	1.500	04/24/40	3,833,214

				30,618,943

Dominican Peso(b)(c) – 0.2%
Dominican Republic International Bonds
DOP	176,650,000	10.750	06/01/36	2,987,796

Egyptian Pound – 0.9%
Egypt Treasury Bills(a)
EGP	414,975,000	0.000	03/11/25	8,001,136
	115,403,377	0.000	03/18/25	2,226,047
	90,225,000	0.000	04/29/25	1,689,056
	107,800,000	0.000	07/08/25	1,928,062

				13,844,301

Hungarian Forint – 1.2%
Hungary Government Bonds
HUF	918,510,000	5.500	06/24/25	2,330,847
	425,000,000	9.500	10/21/26	1,139,117
	111,430,000	2.750	12/22/26	266,988
	474,880,000	3.000	10/27/27	1,113,364
	550,000,000	6.750	10/22/28	1,414,361
	2,115,940,000	2.000	05/23/29	4,551,912
	1,530,000,000	3.000	08/21/30	3,299,773
	125,000,000	4.750	11/24/32	283,127
	282,490,000	4.750	11/24/32	639,845
	2,179,470,000	2.250	04/20/33	4,047,410

				19,086,744

Indian Rupee – 1.4%
India Government Bonds
INR	150,630,000	7.320	11/13/30	1,791,613
	208,000,000	7.020	06/18/31	2,440,360
	663,960,000	7.180	08/14/33	7,874,039
	792,900,000	7.100	04/08/34	9,377,304

				21,483,316

Indonesia Rupiah – 2.1%
Indonesia Treasury Bonds
IDR	16,306,000,000	6.375	08/15/28	988,432
	21,730,000,000	9.000	03/15/29	1,430,114
	111,545,000,000	6.875	04/15/29	6,848,248
	53,855,000,000	7.000	09/15/30	3,312,248
	51,105,000,000	6.375	04/15/32	3,024,306
	45,062,000,000	7.500	08/15/32	2,833,999
	55,465,000,000	7.000	02/15/33	3,399,600
	78,845,000,000	6.625	02/15/34	4,710,191
	12,373,000,000	8.375	03/15/34	822,861
	64,852,000,000	6.750	07/15/35	3,903,788
	4,000,000,000	7.125	06/15/38	245,089
	19,262,000,000	6.875	08/15/51	1,135,079

				32,653,955

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Malaysia Ringgit – 2.4%
Malaysia Government Bonds
MYR	13,029,000	3.519%	04/20/28	$ 2,918,701
	11,024,000	3.733	06/15/28	2,488,840
	17,294,000	3.885	08/15/29	3,921,228
	18,169,000	2.632	04/15/31	3,826,353
	15,403,000	3.582	07/15/32	3,407,043
	5,863,000	4.642	11/07/33	1,394,375
	23,919,000	4.762	04/07/37	5,777,961
	25,509,000	4.893	06/08/38	6,264,598
	10,087,000	4.054	04/18/39	2,278,926
	6,196,000	3.757	05/22/40	1,348,817
	7,455,000	4.065	06/15/50	1,642,625
	5,188,000	4.457	03/31/53	1,212,543

				36,482,010

Mexican Peso – 2.0%
Mexico Bonos
MXN	100,500,000	7.500	06/03/27	4,654,212
	7,892,900	8.500	03/01/29	365,870
	50,000,000	8.500	05/31/29	2,310,932
	96,365,300	7.750	05/29/31	4,202,670
	136,339,200	7.500	05/26/33	5,663,666
	111,460,100	7.750	11/23/34	4,603,323
	23,534,700	10.000	11/20/36	1,131,672
	73,747,300	8.500	11/18/38	3,101,296
	126,723,200	7.750	11/13/42	4,756,431

				30,790,072

Nigerian Naira – 0.3%
Nigeria OMO Bills(a)
NGN	5,362,405,000	0.000	05/20/25	3,340,688
	1,300,000,000	0.000	12/09/25	705,589

				4,046,277

Peru Nuevo Sol – 0.9%
Peru Government Bonds
PEN	5,002,000	6.150	08/12/32	1,339,927
	5,447,000	7.300	08/12/33	1,534,160
	3,610,000	5.400	08/12/34	880,754
	5,767,000	7.600	08/12/39	1,611,123
Peru Government International Bonds
	3,931,000	6.950	08/12/31	1,121,812
	5,390,000	7.300	08/12/33	1,518,106
	5,209,000	6.900	08/12/37	1,387,071
	11,002,000	6.900	08/12/37	2,929,651
	3,980,000	7.600	08/12/39	1,111,869

				13,434,473

Philippine Peso – 0.3%
Philippines Government Bonds
PHP	18,170,000	6.750	09/15/32	321,953
	229,430,000	6.250	01/25/34	3,922,752

				4,244,705

Principal Amount		Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – (continued)
Polish Zloty – 1.0%
Republic of Poland Government Bonds
PLN	9,065,000	2.500%	07/25/27	$ 2,089,785
	5,130,000	7.500	07/25/28	1,343,827
	9,490,000	2.750	10/25/29	2,074,535
	17,637,000	1.250	10/25/30	3,437,859
	21,773,000	1.750	04/25/32	4,126,239
	5,678,000	6.000	10/25/33	1,415,088
	4,099,000	5.000	10/25/34	946,279

				15,433,612

Romania New Leu – 0.6%
Romania Government Bonds
RON	6,480,000	5.800	07/26/27	1,305,688
	12,795,000	4.150	01/26/28	2,451,020
	17,195,000	6.700	02/25/32	3,417,049
	4,010,000	7.200	10/30/33	810,706
	5,115,000	4.750	10/11/34	859,870

				8,844,333

Singapore Dollar – 0.2%
Singapore Government Bonds
SGD	2,500,000	2.375	06/01/25	1,835,375
	2,720,000	0.500	11/01/25	1,966,096

				3,801,471

South African Rand – 2.8%
Republic of South Africa Government Bonds
ZAR	44,809,896	10.500	12/21/26	2,478,695
	61,450,000	8.000	01/31/30	3,151,638
	105,825,161	8.250	03/31/32	5,233,864
	183,677,447	8.875	02/28/35	8,917,069
	85,288,619	6.250	03/31/36	3,273,529
	151,418,693	8.500	01/31/37	6,849,340
	149,657,617	9.000	01/31/40	6,776,628
	152,456,045	8.750	01/31/44	6,553,733

				43,234,496

Thailand Baht – 2.7%
Thailand Government Bonds
THB	306,029,000	0.950	06/17/25	9,034,103
	151,491,000	2.650	06/17/28	4,571,047
	111,504,000	1.600	12/17/29	3,227,076
	81,832,000	2.000	12/17/31	2,398,704
	203,092,000	3.350	06/17/33	6,499,547
	154,202,000	2.800	06/17/34	4,757,252
	26,161,000	1.585	12/17/35	720,700
	110,248,000	3.300	06/17/38	3,562,312
	198,109,000	3.450	06/17/43	6,525,390

				41,296,131

Turkish Lira – 0.7%
Turkiye Government Bonds
TRY	229,502,756	31.080	11/08/28	6,760,344
	102,700,933	30.000	09/12/29	2,978,650

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
Turkish Lira – (continued)
Turkiye Government Bonds – (continued)
TRY	23,119,781	26.200%		10/05/33	$ 663,290

					10,402,284

United States Dollar – 9.7%
Abu Dhabi Government International Bonds
	$512,000	1.700		03/02/31	427,474
	1,733,000	3.125		09/30/49	1,151,903
	206,000	5.500		04/30/54	201,365
	715,000	5.500	(c)	04/30/54	698,913
Angola Government International Bonds
	2,273,000	8.000		11/26/29	2,047,132
Argentina Republic Government International Bonds(b)
	393,619	1.000		07/09/29	307,766
	769,328	0.750	(d)	07/09/30	576,227
	979,070	4.125	(d)	07/09/35	663,712
	4,810,807	3.500	(d)	07/09/41	3,041,512
Bahrain Government International Bonds
	699,000	4.250		01/25/28	660,555
	979,000	6.750		09/20/29	996,133
	900,000	5.450		09/16/32	835,875
Benin Government International Bonds(c)
	275,000	8.375		01/23/41	265,719
Bolivia Government International Bonds
	409,000	4.500		03/20/28	254,275
Brazil Government International Bonds
	886,000	3.875		06/12/30	793,324
	900,000	6.125		01/22/32	879,840
	931,000	6.125		03/15/34	890,362
	2,295,000	4.750	(b)	01/14/50	1,584,881
	1,443,000	7.125		05/13/54	1,355,843
CBB International Sukuk Programme Co. WLL
	2,753,000	3.950		09/16/27	2,631,593
Chile Government International Bonds(b)
	2,635,140	4.950		01/05/36	2,499,430
	592,000	5.650		01/13/37	590,905
	304,000	3.500		01/25/50	208,696
China Government International Bonds
	2,908,000	0.550		10/21/25	2,826,111
Colombia Government International Bonds(b)
	249,000	7.750		11/07/36	243,522
	3,096,000	8.750		11/14/53	3,128,508
Costa Rica Government International Bonds(b)
	1,516,000	6.550		04/03/34	1,549,731
	313,000	7.300	(c)	11/13/54	327,555
Development Bank of Kazakhstan JSC
	214,000	5.250		10/23/29	211,539
Dominican Republic International Bonds(b)
	982,000	5.500		02/22/29	959,660
	3,933,000	7.050		02/03/31	4,054,923
Ecuador Government International Bonds
	1,820,124	0.000	(a)	07/31/30	1,153,012
	2,036,393	5.500	(d)	07/31/35	1,331,292
Egypt Government International Bonds
	2,220,000	8.625	(c)	02/04/30	2,211,675
	1,292,000	9.450	(c)	02/04/33	1,270,785

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Egypt Government International Bonds – (continued)
$4,044,000	8.500%		01/31/47	$ 3,237,101
El Salvador Government International Bonds(b)
402,000	9.650	(c)	11/21/54	428,174
1,207,000	9.650		11/21/54	1,285,588
Ethiopia International Bonds
200,000	6.625		12/11/24	164,250
Export-Import Bank of India
1,432,000	2.250		01/13/31	1,214,057
Gabon Government International Bonds(b)
200,000	7.000	(c)	11/24/31	157,875
200,000	7.000		11/24/31	157,875
Ghana Government International Bonds(d)
556,442	5.000	(c)	07/03/29	496,068
212,000	5.000		07/03/29	188,998
1,253,148	5.000	(c)	07/03/35	913,232
Guatemala Government Bonds(b)
1,646,000	6.600		06/13/36	1,625,425
494,000	6.600	(c)	06/13/36	487,825
Hazine Mustesarligi Varlik Kiralama AS
1,001,000	8.509		01/14/29	1,065,965
1,428,000	8.509	(c)	01/14/29	1,520,677
Honduras Government International Bonds(b)(c)
510,000	8.625		11/27/34	492,359
Hungary Government International Bonds
200,000	6.125	(c)	05/22/28	204,062
2,624,000	6.125		05/22/28	2,677,293
750,000	5.500	(c)	03/26/36	712,493
658,000	5.500		03/26/36	625,093
1,311,000	3.125		09/21/51	780,818
Indonesia Government International Bonds
971,000	4.550	(b)	01/11/28	963,416
1,752,000	4.400	(b)	03/10/29	1,713,127
1,248,000	2.850		02/14/30	1,125,134
1,462,000	3.550	(b)	03/31/32	1,310,318
2,158,000	5.650	(b)	01/11/53	2,122,932
Ivory Coast Government International Bonds
741,000	8.250	(c)	01/30/37	720,852
471,000	8.250		01/30/37	458,194
Jordan Government International Bonds
811,000	7.500	(c)	01/13/29	808,413
654,000	7.500		01/13/29	651,914
Latvia Government International Bonds(c)
357,000	5.125		07/30/34	346,961
Lebanon Government International Bonds(e)
1,084,000	6.600		11/27/26	172,356
1,564,000	7.000		03/20/28	248,676
1,259,000	6.625		11/03/28	200,181
Mexico Government International Bonds
2,000,000	6.875	(b)	05/13/37	2,010,000
865,000	4.600		01/23/46	627,936
1,750,000	7.375	(b)	05/13/55	1,757,875
Mongolia Government International Bonds
200,000	8.650		01/19/28	210,558
200,000	7.875		06/05/29	208,775

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Nigeria Government International Bonds
$4,733,000	7.375%		09/28/33	$ 4,105,262
Oman Government International Bonds
2,810,000	6.750		10/28/27	2,905,175
500,000	7.000		01/25/51	524,275
Oriental Republic of Uruguay(b)
1,006,046	5.250		09/10/60	903,228
Pakistan Government International Bonds
392,000	6.000		04/08/26	379,260
1,332,000	6.875		12/05/27	1,235,430
Panama Government International Bonds(b)
1,794,000	2.252		09/29/32	1,281,813
848,000	8.000		03/01/38	861,992
4,518,000	4.500		04/16/50	2,853,072
Paraguay Government International Bonds(b)
1,376,000	4.950		04/28/31	1,324,830
203,000	5.850	(c)	08/21/33	200,564
Peru Government International Bonds(b)
855,000	2.783		01/23/31	735,044
943,000	5.375		02/08/35	910,325
1,322,000	5.875		08/08/54	1,263,700
Philippines Government International Bonds
2,564,000	5.170		10/13/27	2,587,531
2,977,000	1.950		01/06/32	2,415,091
645,000	5.900		02/04/50	649,838
Qatar Government International Bonds
5,328,000	4.500		04/23/28	5,308,020
747,000	4.750		05/29/34	741,864
Republic of Azerbaijan International Bonds
33,000	5.125		09/01/29	32,239
382,000	5.125		09/01/29	373,187
628,000	3.500		09/01/32	543,220
Republic of Cameroon International Bonds
217,000	9.500		07/31/31	207,168
Republic of Kenya Government International Bonds
1,405,000	9.750	(c)	02/16/31	1,392,706
220,000	9.750		02/16/31	218,075
Republic of Poland Government International Bonds(b)
595,000	4.625		03/18/29	590,680
1,696,000	5.125		09/18/34	1,651,107
3,309,000	5.500		03/18/54	3,076,807
Republic of South Africa Government International Bonds
2,034,000	4.300		10/12/28	1,906,875
2,067,000	5.750		09/30/49	1,545,082
1,427,000	7.950	(c)	11/19/54	1,362,428
Republic of Turkiye
3,066,000	6.500		01/03/35	2,900,681
Republic of Uzbekistan International Bonds(c)
793,000	6.900		02/28/32	779,618
Romania Government International Bonds
2,284,000	3.000		02/14/31	1,875,735
274,000	5.750	(c)	03/24/35	245,434
4,082,000	4.000		02/14/51	2,566,047
Saudi Government International Bonds
364,000	4.750		01/16/30	358,540

Principal Amount		Interest Rate		Maturity Date	Value

Sovereign Debt Obligations – (continued)
United States Dollar – (continued)
Saudi Government International Bonds – (continued)
	$4,686,000	4.750	%(c)	01/16/30	$ 4,615,710
	3,567,000	5.750		01/16/54	3,370,815
Senegal Government International Bonds
	1,127,000	6.750		03/13/48	786,083
Serbia International Bonds(c)
	1,006,000	6.000		06/12/34	997,902
Sri Lanka Government International Bonds(c)(d)
	1,139,661	3.600		06/15/35	802,458
	296,609	3.600		05/15/36	240,209
	1,148,469	3.600		02/15/38	939,884
Trinidad & Tobago Government International Bonds(b)
	686,000	5.950	(c)	01/14/31	667,478
	400,000	5.950		01/14/31	389,200
Turkiye Government International Bonds
	1,019,000	7.125		07/17/32	1,018,368
Ukraine Government International Bonds(d)
	901,019	3.000		02/01/35	556,830
	528,556	0.000	(c)	02/01/35	326,648
	3,162,118	1.750	(c)	02/01/35	1,753,394
Uruguay Government International Bonds(b)
	695,262	4.375		01/23/31	677,394
	2,339,159	5.750		10/28/34	2,395,445
Venezuela Government International Bonds(e)
	757,000	7.750		10/13/19	113,550
	1,864,900	9.250		05/07/28	326,358
	1,286,400	11.950		08/05/31	244,416
Zambia Government International Bonds(c)
	411,696	5.750	(d)	06/30/33	365,380
	405,779	0.500		12/31/53	246,384

					150,570,443

Uruguayan Peso(b) – 0.0%
Uruguay Government International Bonds
UYU	10,463,571	9.750		07/20/33	240,650

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $568,789,089)					$ 565,731,629

Corporate Obligations – 30.9%
Advertising(b)(c) – 0.2%
CMG Media Corp.
	$2,458,819	8.875%		06/18/29	$ 1,980,333
Summer BC Holdco A SARL
EUR	282,930	9.250		10/31/27	294,619
Summer BC Holdco B SARL
	442,000	5.750		10/31/26	458,742

					2,733,694

Aerospace & Defense(b)(c) – 0.1%
Bombardier, Inc.
	$390,000	7.875		04/15/27	391,240
	325,000	7.250		07/01/31	335,488
Rolls-Royce PLC
GBP	450,000	5.750		10/15/27	568,612

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(b)(c) – (continued)
Spirit AeroSystems, Inc.
	$820,000	9.750%	11/15/30	$ 907,969

				2,203,309

Agriculture(b)(f) – 0.1%
Roquette Freres SA (5 yr. EURIBOR ICE Swap + 3.252%)
EUR	800,000	5.494	11/25/29	842,369

Airlines(c) – 0.3%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	$291,666	5.500	04/20/26	291,521
Avianca Midco 2 PLC(b)
	1,310,000	9.625	02/14/30	1,283,145
Azul Secured Finance LLP(b)
	516,739	11.930	08/28/28	482,924
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.(b)(e)
	887,000	8.000	09/20/25	731,882
	335,000	8.000	09/20/25	277,393
United Airlines, Inc.(b)
	730,000	4.625	04/15/29	701,099
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(b)
	156,000	9.500	06/01/28	160,260
	1,285,000	6.375	02/01/30	1,177,831

				5,106,055

Apparel(b)(c) – 0.0%
Hanesbrands, Inc.
	580,000	9.000	02/15/31	619,631

Automotive(b) – 0.3%
Clarios Global LP/Clarios U.S. Finance Co.(c)
	569,000	8.500	05/15/27	571,890
Dana Financing Luxembourg SARL
EUR	454,000	8.500	07/15/31	518,403
Dealer Tire LLC/DT Issuer LLC(c)
	$919,000	8.000	02/01/28	913,771
Nissan Motor Acceptance Co. LLC(c)
	2,173,000	1.850	09/16/26	2,043,902
Tenneco, Inc.(c)
	1,142,000	8.000	11/17/28	1,089,285

				5,137,251

Banks – 1.8%
Banca Monte dei Paschi di Siena SpA(b)(f) (5 yr. EURIBOR ICE Swap + 5.005%)
EUR	1,680,000	7.708	01/18/28	1,919,817
Banco Bilbao Vizcaya Argentaria SA(b)(f) (5 yr. CMT + 3.249%)
	$800,000	7.750	01/14/32	801,600
Banco de Sabadell SA(b)(f) (5 yr. EUR Swap + 6.830%)
EUR	1,000,000	9.375	07/18/28	1,176,640
Banco Mercantil del Norte SA(b)(f) (5 yr. CMT + 4.072%)
	$590,000	8.375	05/20/31	584,489
Barclays PLC(b)(f)
(5 yr. GBP Swap + 4.881%)
GBP	1,072,000	8.500	06/15/30	1,393,664

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(b)(f) – (continued)
(5 yr. GBP Swap + 5.639%)
GBP	1,628,000	9.250%		09/15/28	$ 2,157,332
BBVA Bancomer SA(b)(c)(f) (5 yr. CMT + 4.214%)
	$750,000	8.125		01/08/39	759,375
CaixaBank SA(b)(f)
(-1X 5 yr. EUR Swap + 3.857%)
EUR	800,000	3.625		09/14/28	775,975
(5 yr. EURIBOR ICE Swap + 5.295%)
	600,000	7.500		01/16/30	683,906
Commerzbank AG(b)(f) (5 yr. EURIBOR ICE Swap + 5.129%)
	600,000	7.875		10/09/31	695,627
Deutsche Bank AG(b)(f)
(5 yr. EURIBOR ICE Swap + 5.692%)
	600,000	6.750		10/30/28	637,939
(5 yr. EURIBOR ICE Swap + 6.940%)
	1,000,000	10.000		12/01/27	1,157,998
Development Bank of Kazakhstan JSC(c)
	$461,000	5.250		10/23/29	455,699
Freedom Mortgage Corp.(b)(c)
	1,050,000	6.625		01/15/27	1,052,909
	1,392,000	12.000		10/01/28	1,516,737
HSBC Holdings PLC(b)(f) (5 yr. GBP Swap + 4.276%)
GBP	440,000	5.875		09/28/26	541,251
Intesa Sanpaolo SpA(b)(f)
(1 yr. CMT + 2.750%)
	$1,760,000	4.950	(c)	06/01/42	1,390,611
(-1X 5 yr. EUR Swap + 5.848%)
EUR	621,000	5.500		03/01/28	654,694
(-1X 5 yr. EUR Swap + 6.086%)
	1,020,000	5.875		09/01/31	1,089,893
Lloyds Banking Group PLC(b)(f) (5 yr. U.K. Government Bond + 5.143%)
GBP	650,000	8.500		03/27/28	843,209
Metro Bank Holdings PLC(b)(c)(f) (1 yr. U.K. Government Bond + 7.814%)
	1,020,000	12.000		04/30/29	1,365,873
Societe Generale SA(b)(f)
(5 yr. CMT + 4.514%)
	$810,000	5.375		11/18/30	712,484
(5 yr. CMT + 5.385%)
	602,000	9.375		11/22/27	634,249
(5 yr. EUR Swap + 5.228%)
EUR	800,000	7.875		01/18/29	894,223
TC Ziraat Bankasi AS(c)
	$1,126,000	7.250		02/04/30	1,123,185
UniCredit SpA(b)(f)
(-1X 5 yr. EUR Swap + 4.606%)
EUR	921,000	4.450		12/03/27	949,207
(5 yr. USD ICE Swap + 3.703%)
	$1,525,000	5.861	(c)	06/19/32	1,524,909

					27,493,495

Biotechnology(b) – 0.1%
Biocon Biologics Global PLC(c)
	738,000	6.670		10/09/29	717,336

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Biotechnology(b) – (continued)
Cidron Aida Finco SARL
EUR	1,048,000	5.000%		04/01/28	$ 1,062,734

					1,780,070

Building Materials(b) – 0.6%
AmeriTex HoldCo Intermediate LLC(c)
	$1,370,000	10.250		10/15/28	1,452,638
Builders FirstSource, Inc.(c)
	787,000	6.375		03/01/34	793,501
Camelot Return Merger Sub, Inc.(c)
	1,601,000	8.750		08/01/28	1,572,982
CP Atlas Buyer, Inc.(c)
	1,218,000	7.000		12/01/28	1,083,910
EMRLD Borrower LP/Emerald Co-Issuer, Inc.(c)
	787,000	6.625		12/15/30	796,594
Martin Marietta Materials, Inc.
	472,000	4.250		12/15/47	380,956
Quikrete Holdings, Inc.(c)
	835,000	6.375		03/01/32	837,079
Smyrna Ready Mix Concrete LLC(c)
	875,000	8.875		11/15/31	933,958
Standard Industries, Inc.(c)
	1,150,000	4.375		07/15/30	1,068,063
Wilsonart LLC(c)
	643,000	11.000		08/15/32	641,926

					9,561,607

Chemicals(b)(c) – 1.3%
ASP Unifrax Holdings, Inc.(g) (PIK 1.250%, Cash 5.850%)
	1,577,319	7.100		09/30/29	1,038,570
Avient Corp.
	329,000	6.250		11/01/31	327,898
Axalta Coating Systems Dutch Holding B BV
	1,345,000	7.250		02/15/31	1,401,934
Axalta Coating Systems LLC
	5,000	3.375		02/15/29	4,594
Braskem Netherlands Finance BV
	1,056,000	8.000		10/15/34	1,021,152
Cerdia Finanz GmbH
	1,100,000	9.375		10/03/31	1,150,347
Chemours Co.
	922,000	5.750		11/15/28	875,918
	999,000	4.625		11/15/29	886,263
Cornerstone Chemical Co. LLC(h)
	1,000,000	10.250		09/01/27	1,000,000
(PIK 10.000%, Cash 5.000%)
	1,350,261	15.000	(g)	12/06/28	1,350,261
Herens Midco SARL
EUR	400,000	5.250		05/15/29	347,596
Innophos Holdings, Inc.
	$1,396,500	11.500		06/15/29	1,489,311
Monitchem HoldCo 3 SA
EUR	400,000	8.750		05/01/28	422,981
OCI NV
	$1,346,000	6.700		03/16/33	1,393,204

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(b)(c) – (continued)
OCP SA
	$1,342,000	7.500%	05/02/54	$ 1,357,097
Rain Carbon, Inc.
	855,000	12.250	09/01/29	906,215
Rain CII Carbon LLC/CII Carbon Corp.
	14,000	7.250	04/01/25	13,950
SCIH Salt Holdings, Inc.
	1,197,000	4.875	05/01/28	1,160,611
	556,000	6.625	05/01/29	539,287
Tronox, Inc.
	2,488,000	4.625	03/15/29	2,255,447
Vibrantz Technologies, Inc.
	830,000	9.000	02/15/30	759,118
WR Grace Holdings LLC
	578,000	5.625	08/15/29	538,788

				20,240,542

Commercial Services(b) – 1.1%
Albion Financing 1 SARL/Aggreko Holdings, Inc.(c)
EUR	575,000	5.250	10/15/26	600,663
Allied Universal Holdco LLC(c)
	$2,000,000	7.875	02/15/31	2,051,040
Amber Finco PLC(c)
EUR	400,000	6.625	07/15/29	438,758
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c)
	$606,000	8.000	02/15/31	625,919
BCP V Modular Services Finance II PLC(c)
EUR	415,000	4.750	11/30/28	422,173
BCP V Modular Services Finance PLC(c)
	280,000	6.750	11/30/29	266,491
Boels Topholding BV(c)
	475,000	5.750	05/15/30	511,978
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV
GBP	364,000	8.500	01/15/31	481,391
CPI CG, Inc.(c)
	$605,000	10.000	07/15/29	653,152
Garda World Security Corp.(c)
	862,000	8.375	11/15/32	890,067
House of HR Group BV(c)
EUR	550,000	9.000	11/03/29	577,394
Kapla Holding SAS(c)
	250,000	5.000	04/30/31	262,696
Korn Ferry(c)
	$1,265,000	4.625	12/15/27	1,233,691
Loxam SAS(c)
EUR	700,000	4.500	04/15/27	717,960
Neptune Bidco U.S., Inc.(c)
	$598,000	9.290	04/15/29	509,604
Q-Park Holding I BV(c)
EUR	600,000	5.125	03/01/29	643,896
Service Corp. International
	$680,000	5.750	10/15/32	667,950
StoneMor, Inc.(c)
	975,000	8.500	05/15/29	892,047

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(b) – (continued)
Techem Verwaltungsgesellschaft 675 GmbH(c)
EUR	500,000	5.375%		07/15/29	$ 533,156
United Rentals North America, Inc.
	$595,000	4.000		07/15/30	551,131
Verisure Holding AB(c)
EUR	100,000	3.250		02/15/27	102,469
	461,000	7.125		02/01/28	495,635
	100,000	5.500		05/15/30	107,717
Wand NewCo 3, Inc.(c)
	$1,892,550	7.625		01/30/32	1,959,111

					16,196,089

Computers – 0.3%
Ahead DB Holdings LLC(b)(c)
	529,000	6.625		05/01/28	523,847
CA Magnum Holdings(b)(c)
	915,000	5.375		10/31/26	895,785
Entorian Technologies, Inc.(c)(h)(i)
	835,000	8.750		10/15/26	—
Lutech SpA(b)(c)
EUR	500,000	5.000		05/15/27	516,107
McAfee Corp.(b)(c)
	$2,095,000	7.375		02/15/30	2,066,131
Seagate HDD Cayman(b)
	727,000	3.375		07/15/31	607,336

					4,609,206

Distribution & Wholesale(b)(c) – 0.1%
Green Bidco SA
EUR	295,000	10.250		07/15/28	254,093
H&E Equipment Services, Inc.
	$678,000	3.875		12/15/28	676,909

					931,002

Diversified Financial Services – 1.3%
Ally Financial, Inc.(b)(f) (5 yr. CMT +2.450%)
	820,000	6.646		01/17/40	811,628
Bach Bidco SpA(b)(c)(f) (3 mo. EUR EURIBOR + 4.250%)
EUR	575,000	7.035		10/15/28	599,947
Bread Financial Holdings, Inc.(b)(c)
	$626,000	9.750		03/15/29	674,972
CI Financial Corp.(b)(c)
	1,780,000	7.500		05/30/29	1,859,263
Finance of America Funding LLC(c)
	1,034,285	7.875	(d)	11/30/27	931,767
	775,000	10.000		11/30/29	899,775
Focus Financial Partners LLC(b)(c)
	900,000	6.750		09/15/31	904,905
Freedom Mortgage Holdings LLC(b)(c)
	494,000	9.250		02/01/29	515,958
Jefferies Finance LLC/JFIN Co-Issuer Corp.(b)(c)
	774,000	5.000		08/15/28	732,924
	795,000	6.625		10/15/31	799,675
Kane Bidco Ltd.(b)(c)
EUR	300,000	5.000		02/15/27	311,348

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Midcap Financial Issuer Trust(b)(c)
	$1,948,000	6.500%	05/01/28	$ 1,917,455
	775,000	5.625	01/15/30	724,795
Nationstar Mortgage Holdings, Inc.(b)(c)
	1,669,000	5.000	02/01/26	1,658,368
	618,000	5.500	08/15/28	607,123
Navient Corp.
	900,000	5.625	08/01/33	795,132
OneMain Finance Corp.(b)
	377,000	3.500	01/15/27	362,467
	775,000	3.875	09/15/28	723,850
	91,000	9.000	01/15/29	96,682
	1,565,000	5.375	11/15/29	1,520,617
	700,000	4.000	09/15/30	627,207
PennyMac Financial Services, Inc.(b)(c)
	555,000	4.250	02/15/29	519,480
Planet Financial Group LLC(b)(c)
	630,000	10.500	12/15/29	647,684
PRA Group, Inc.(b)(c)
	867,000	8.875	01/31/30	906,761
United Wholesale Mortgage LLC(b)(c)
	345,000	5.500	11/15/25	344,583
Voyager Aviation Holdings LLC(b)(c)(e)
	729,562	8.500	05/09/26	69,899

				20,564,265

Electrical – 1.1%
Abu Dhabi National Energy Co. PJSC(c)
	609,000	4.750	03/09/37	570,584
AES Andes SA(b)(c)(f) (5 yr. CMT + 3.835%)
	600,000	8.150	06/10/55	610,938
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy(b)(c)
	692,000	7.875	02/15/39	700,996
Calpine Corp.(b)(c)
	443,000	4.500	02/15/28	430,002
	1,000,000	5.125	03/15/28	982,200
	755,000	4.625	02/01/29	722,611
Edison International(b)(f)
(5 yr. CMT + 3.901%)
	893,000	5.000	12/15/26	802,441
(5 yr. CMT + 4.698%)
	1,290,000	5.375	03/15/26	1,192,476
Electricite de France SA(b)(f)
(-1X 5 yr. EUR Swap + 3.198%)
EUR	800,000	3.000	09/03/27	808,160
(-1X 5 yr. EUR Swap + 3.970%)
	800,000	3.375	06/15/30	779,254
Eskom Holdings SOC Ltd.(j)
ZAR	17,000,000	7.500	09/15/33	719,562
Mazoon Assets Co. SAOC(c)
	$716,000	5.250	10/09/31	695,637
NRG Energy, Inc.(b)(c)
	3,665,000	3.625	02/15/31	3,230,221

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
PG&E Corp.(b)
	$1,000,000	5.250%		07/01/30	`$ 942,040
Termocandelaria Power SA(b)(c)
	1,000,000	7.750		09/17/31	1,012,200
Vistra Corp.(b)(c)(f) (5 yr. CMT + 5.740%)
	1,395,000	7.000		12/15/26	1,398,404
Vistra Operations Co. LLC(b)(c)
	1,000,000	5.000		07/31/27	986,670
	400,000	4.375		05/01/29	379,668
	29,000	4.300		07/15/29	27,762
	550,000	7.750		10/15/31	581,251

					17,573,077

Electrical Components & Equipment(b)(c) – 0.0%
Energizer Gamma Acquisition BV
EUR	300,000	3.500		06/30/29	296,555

Electronics(b)(c) – 0.1%
Coherent Corp.
	$455,000	5.000		12/15/29	438,265
Sensata Technologies BV
	1,365,000	4.000		04/15/29	1,263,813

					1,702,078

Energy-Alternate Sources(b)(c) – 0.2%
Cullinan Holdco SCSp
EUR	700,000	4.625		10/15/26	640,164
FS Luxembourg SARL
	$780,000	8.875		02/12/31	794,625
TerraForm Power Operating LLC
	1,102,000	5.000		01/31/28	1,061,557
	250,000	4.750		01/15/30	230,897

					2,727,243

Engineering & Construction(b)(c) – 0.1%
Artera Services LLC
	275,000	8.500		02/15/31	271,425
Assemblin Caverion Group AB
EUR	225,000	6.250		07/01/30	243,464
(3 mo. EUR EURIBOR + 3.500%)
	246,000	6.236	(f)	07/01/31	256,910
Kingston Airport Revenue Finance Ltd.
	$922,000	6.750		12/15/36	915,915

					1,687,714

Entertainment(b) – 0.9%
888 Acquisitions Ltd.(c)
EUR	1,296,000	7.558		07/15/27	1,356,168
Allwyn Entertainment Financing U.K. PLC
	770,000	7.250		04/30/30	848,444
Banijay Entertainment SAS(c)
	475,000	7.000		05/01/29	518,029
Boyne USA, Inc.(c)
	$601,000	4.750		05/15/29	571,178
Caesars Entertainment, Inc.(c)
	389,000	4.625		10/15/29	366,706

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(b) – (continued)
Caesars Entertainment, Inc.(c) – (continued)
	$1,140,000	7.000%	02/15/30	$ 1,175,887
Churchill Downs, Inc.(c)
	505,000	4.750	01/15/28	491,804
Cirsa Finance International SARL(c)
EUR	1,040,000	4.500	03/15/27	1,080,655
	400,000	6.500	03/15/29	435,044
Flutter Treasury DAC(c)
	509,000	5.000	04/29/29	548,805
	$670,000	6.375	04/29/29	682,006
International Game Technology PLC(c)
EUR	1,250,000	2.375	04/15/28	1,251,261
	$375,000	5.250	01/15/29	368,996
Jacobs Entertainment, Inc.(c)
	970,000	6.750	02/15/29	952,977
	150,000	6.750	02/15/29	146,370
LHMC Finco 2 SARL(c)(g) (PIK 8.000%, Cash 7.250%)
EUR	157,259	7.250	10/02/25	163,294
Loarre Investments SARL(c)
	800,000	6.500	05/15/29	852,013
Mohegan Tribal Gaming Authority(c)
	$1,040,000	8.000	02/01/26	1,036,110
Penn Entertainment, Inc.(c)
	626,000	5.625	01/15/27	620,379
Pinewood Finco PLC(c)
GBP	400,000	6.000	03/27/30	493,009
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(c)
	$500,000	6.250	03/15/33	495,300

				14,454,435

Environmental(b)(c) – 0.2%
Ambipar Lux SARL
	604,000	10.875	02/05/33	612,480
Clean Harbors, Inc.
	398,000	4.875	07/15/27	392,651
GFL Environmental, Inc.
	450,000	3.500	09/01/28	424,170
	700,000	4.375	08/15/29	661,843
Madison IAQ LLC
	449,000	4.125	06/30/28	429,132
Waste Pro USA, Inc.
	320,000	7.000	02/01/33	323,481

				2,843,757

Food & Drug Retailing – 0.5%
Bellis Acquisition Co. PLC(b)(c)
GBP	440,000	8.125	05/14/30	522,364
Iceland Bondco PLC(b)(c)(f) (3 mo. EUR EURIBOR + 5.500%)
EUR	200,000	8.523	12/15/27	207,661
Lamb Weston Holdings, Inc.(b)(c)
	$946,000	4.125	01/31/30	875,343
Minerva Luxembourg SA(b)(c)
	1,064,000	8.875	09/13/33	1,119,860
New Albertsons LP
	1,050,000	8.700	05/01/30	1,126,492
	387,000	8.000	05/01/31	405,216

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
Nomad Foods Bondco PLC(b)(c)
EUR	807,000	2.500%		06/24/28	$ 801,275
Performance Food Group, Inc.(b)(c)
	$350,000	4.250		08/01/29	328,930
	390,000	6.125		09/15/32	390,881
Picard Groupe SAS(b)(c)
EUR	550,000	6.375		07/01/29	594,004
Sigma Holdco BV(b)(c)
	313,968	5.750		05/15/26	324,955
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(b)(c)
	$1,065,000	4.625		03/01/29	992,889
Tyson Foods, Inc.(b)
	579,000	5.100		09/28/48	513,944

					8,203,814

Forest Products & Paper(b)(c) – 0.3%
Ahlstrom Holding 3 OY
EUR	350,000	3.625		02/04/28	356,500
Domtar Corp.
	$3,537,000	6.750		10/01/28	3,263,944
WEPA Hygieneprodukte GmbH
EUR	566,000	5.625		01/15/31	610,814

					4,231,258

Hand/Machine Tools(b)(c) – 0.0%
Dynamo Newco II GmbH
	350,000	6.250		10/15/31	371,557

Health Care Providers & Services(b)(c) – 0.1%
Kedrion SpA
	$1,250,000	6.500		09/01/29	1,192,025

Healthcare Providers & Services(b) – 1.3%
Akumin, Inc.(c)
	15,000	8.000		08/01/28	12,157
(PIK 9.000%, Cash 8.000%)
	1,590,000	9.000	(g)	08/01/27	1,387,784
Avantor Funding, Inc.(c)
EUR	195,000	3.875		07/15/28	202,040
CAB SELAS(c)
	835,000	3.375		02/01/28	818,578
Cerba Healthcare SACA
	104,000	3.500		05/31/28	95,480
Charles River Laboratories International, Inc.(c)
	$850,000	4.000		03/15/31	763,427
Chrome Holdco SAS
EUR	216,000	5.000		05/31/29	150,798
CHS/Community Health Systems, Inc.(c)
	$2,430,000	5.625		03/15/27	2,360,453
	903,000	10.875		01/15/32	930,334
DaVita, Inc.(c)
	1,100,000	3.750		02/15/31	968,176
Embecta Corp.(c)
	900,000	5.000		02/15/30	837,288

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(b) – (continued)
Ephios Subco 3 SARL(c)
EUR	300,000	7.875%	01/31/31	$ 337,098
Fortrea Holdings, Inc.(c)
	$695,000	7.500	07/01/30	697,794
Global Medical Response, Inc.(c)(g)
	1,722,268	10.000	10/31/28	1,728,813
HCA, Inc.
	40,000	5.250	06/15/49	34,878
IQVIA, Inc.(c)
EUR	600,000	2.250	03/15/29	589,762
LifePoint Health, Inc.(c)
	$1,745,000	9.875	08/15/30	1,861,252
	565,000	8.375	02/15/32	571,605
	372,000	10.000	06/01/32	362,622
Medline Borrower LP(c)
	1,911,000	3.875	04/01/29	1,784,568
Molina Healthcare, Inc.(c)
	893,000	4.375	06/15/28	859,182
	650,000	3.875	11/15/30	588,328
Radiology Partners, Inc.(c)(g)
	676,652	9.781	02/15/30	638,597
(PIK 3.500%, Cash 4.275%)
	1,396,113	7.775	01/31/29	1,386,913
RAY Financing LLC(c)
EUR	500,000	6.500	07/15/31	548,157

				20,516,084

Home Furnishings(b)(c) – 0.0%
Flos B&b Italia SpA
	268,829	10.000	11/15/28	302,934

Insurance – 1.1%
Acrisure LLC/Acrisure Finance, Inc.(b)(c)
	$959,000	8.250	02/01/29	996,017
	200,000	7.500	11/06/30	206,648
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(b)(c)
	159,000	4.250	10/15/27	153,702
	3,000,000	6.750	10/15/27	2,987,310
	1,103,000	7.000	01/15/31	1,123,207
	2,250,000	7.375	10/01/32	2,299,657
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC(b)(c)
	868,000	7.875	11/01/29	875,135
Ardonagh Finco Ltd.(b)(c)
	775,000	7.750	02/15/31	797,088
Ardonagh Group Finance Ltd.(b)(c)
	1,050,000	8.875	02/15/32	1,091,906
Arthur J Gallagher & Co.(b)
	480,000	5.550	02/15/55	458,688
Athora Holding Ltd.(b)
EUR	640,000	5.875	09/10/34	704,768
Genworth Holdings, Inc.
	$940,000	6.500	06/15/34	904,900

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)(c)
	$2,025,000	7.250%		02/15/31	$ 2,070,401
	575,000	8.125		02/15/32	590,347
Panther Escrow Issuer LLC(b)(c)
	846,000	7.125		06/01/31	866,414
SBL Holdings, Inc.(b)(c)
	630,000	7.200		10/30/34	610,294

					16,736,482

Internet – 0.4%
ANGI Group LLC(b)(c)
	899,000	3.875		08/15/28	808,956
Cablevision Lightpath LLC(b)(c)
	750,000	5.625		09/15/28	701,527
Engineering - Ingegneria Informatica - SpA(b)(c)
EUR	650,000	5.875		09/30/26	674,155
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(b)(c)
	$817,000	3.500		03/01/29	755,545
GrubHub Holdings, Inc.(b)(c)
	735,000	5.500		07/01/27	683,815
Rakuten Group, Inc.(c)
	937,000	9.750		04/15/29	1,023,879
United Group BV(b)
EUR	500,000	3.625	(c)	02/15/28	509,841
	757,000	5.250	(c)	02/01/30	787,032
(3 mo. EUR EURIBOR + 4.250%)
	610,000	7.273	(f)	02/15/31	635,187

					6,579,937

Investment Companies – 0.2%
Blue Owl Capital Corp.(b)
	$962,000	3.400		07/15/26	935,199
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(b)
	675,000	5.250		05/15/27	653,616
	700,000	9.000		06/15/30	689,990
Khazanah Global Sukuk Bhd.
	696,000	4.687		06/01/28	690,710

					2,969,515

Iron/Steel – 0.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(b)(c)
	860,000	8.750		07/15/26	818,023
Cleveland-Cliffs, Inc.(b)(c)
	771,000	7.375		05/01/33	767,870
CSN Resources SA(b)
	535,000	8.875		12/05/30	528,227
Mineral Resources Ltd.(b)(c)
	365,000	8.125		05/01/27	367,227
	500,000	8.000		11/01/27	511,405
	492,000	9.250		10/01/28	519,936
	640,000	8.500		05/01/30	662,022
Samarco Mineracao SA(b)(g) (PIK 9.049%, Cash 9.000%)
	1,676,460	9.000		06/30/31	1,621,975

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Tacora Resources, Inc.(h)
	$27,984	13.000%		09/18/31	$ 27,984

					5,824,669

Leisure Time(b)(c) – 0.3%
Carnival Corp.
	350,000	4.000		08/01/28	333,743
Carnival Holdings Bermuda Ltd.
	670,000	10.375		05/01/28	712,981
Deuce Finco PLC
GBP	250,000	5.500		06/15/27	304,051
(3 mo. EUR EURIBOR + 4.750%)
EUR	200,000	7.636	(f)	06/15/27	209,101
NCL Corp. Ltd. , Class C
	$200,000	8.125		01/15/29	212,208
Pinnacle Bidco PLC
GBP	350,000	10.000		10/11/28	461,634
TUI Cruises GmbH
EUR	206,000	5.000		05/15/30	217,711
Viking Cruises Ltd.
	$2,014,000	5.875		09/15/27	2,007,877
Viking Ocean Cruises Ship VII Ltd.
	370,000	5.625		02/15/29	365,926

					4,825,232

Lodging(b) – 0.7%
Genting New York LLC/GENNY Capital, Inc.(c)
	1,200,000	7.250		10/01/29	1,237,632
Hilton Domestic Operating Co., Inc.(c)
	430,000	3.750		05/01/29	401,887
	1,215,000	4.000		05/01/31	1,106,853
Melco Resorts Finance Ltd.
	950,000	5.375	(c)	12/04/29	871,986
	1,367,000	7.625	(c)	04/17/32	1,364,444
	540,000	7.625		04/17/32	540,535
MGM Resorts International
	530,000	6.500		04/15/32	530,827
Station Casinos LLC(c)
	403,000	4.625		12/01/31	365,799
Studio City Co. Ltd.
	1,240,000	7.000		02/15/27	1,250,081
Studio City Finance Ltd.(c)
	1,550,000	5.000		01/15/29	1,412,437
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(c)
	1,030,000	5.250		05/15/27	1,023,243
Wynn Macau Ltd.(c)
	1,475,000	5.125		12/15/29	1,375,157

					11,480,881

Machinery - Construction & Mining(b)(c) – 0.1%
BWX Technologies, Inc.
	1,334,000	4.125		06/30/28	1,267,300

Machinery-Diversified(b)(c) – 0.2%
Chart Industries, Inc.
	250,000	7.500		01/01/30	261,090
	565,000	9.500		01/01/31	608,516

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Machinery-Diversified(b)(c) – (continued)
Mangrove Luxco III SARL(f) (3 mo. EUR EURIBOR + 5.000%)
EUR	1,368,000	7.785%		07/15/29	$ 1,433,355
TK Elevator Holdco GmbH
	450,000	6.625		07/15/28	469,160

					2,772,121

Media – 2.7%
Altice Financing SA(b)(c)
	$625,000	9.625		07/15/27	579,125
	2,791,000	5.000		01/15/28	2,254,040
	767,000	5.750		08/15/29	597,692
AMC Networks, Inc.(b)(c)
	611,000	10.250		01/15/29	652,151
Beasley Mezzanine Holdings LLC(b)(c)
	1,112,000	9.200		08/01/28	608,564
CCO Holdings LLC/CCO Holdings Capital Corp.(b)(c)
	560,000	5.125		05/01/27	549,623
	410,000	5.000		02/01/28	399,229
	1,025,000	5.375		06/01/29	991,103
	2,109,000	6.375		09/01/29	2,109,295
	2,590,000	4.500		08/15/30	2,350,244
	650,000	4.250		02/01/31	576,797
	1,328,000	7.375		03/01/31	1,359,460
	820,000	4.250		01/15/34	669,842
CSC Holdings LLC(b)(c)
	721,000	5.500		04/15/27	667,812
	425,000	7.500		04/01/28	313,948
	590,000	11.750		01/31/29	587,262
	1,701,000	6.500		02/01/29	1,452,909
	2,293,000	5.750		01/15/30	1,340,855
	94,000	4.125		12/01/30	70,666
Diamond Sports Group LLC/Diamond Sports Finance Co.(b)(c)(e)
	1,620,000	5.375		08/15/26	6,415
	1,274,000	6.625		08/15/27	2,867
Directv Financing LLC(b)(c)
	1,348,000	8.875		02/01/30	1,334,385
DISH DBS Corp.
	435,000	7.750		07/01/26	380,312
	2,843,000	5.250	(b)(c)	12/01/26	2,627,103
	1,190,000	5.750	(b)(c)	12/01/28	1,032,063
	790,000	5.125		06/01/29	519,338
DISH Network Corp.(b)(c)
	680,000	11.750		11/15/27	718,019
Fox Corp.(b)
	350,000	5.476		01/25/39	333,211
	350,000	5.576		01/25/49	325,115
Gray Media, Inc.(b)(c)
	435,000	7.000		05/15/27	426,209
	1,551,000	10.500		07/15/29	1,622,920
	2,487,000	4.750		10/15/30	1,507,893
	665,000	5.375		11/15/31	396,227
McGraw-Hill Education, Inc.(b)(c)
	450,000	5.750		08/01/28	443,007

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Nexstar Media, Inc.(b)(c)
	$556,000	4.750%		11/01/28	$ 524,947
Paramount Global(b)(f) (5 yr. CMT + 3.999%)
	1,347,000	6.375		03/30/62	1,314,120
Scripps Escrow II, Inc.(b)(c)
	2,096,000	3.875		01/15/29	1,530,269
Sinclair Television Group, Inc.(b)(c)
	805,000	5.500		03/01/30	560,691
	700,000	8.125		02/15/33	704,130
Sirius XM Radio LLC(b)(c)
	300,000	3.125		09/01/26	290,214
Spanish Broadcasting System, Inc.(b)(c)
	1,225,000	9.750		03/01/26	807,985
TEGNA, Inc.(b)
	993,000	4.625		03/15/28	950,450
Telenet Finance Luxembourg Notes SARL(b)(c)
	1,000,000	5.500		03/01/28	964,360
Univision Communications, Inc.(b)(c)
	389,000	4.500		05/01/29	354,418
	645,000	7.375		06/30/30	636,912
Urban One, Inc.(b)(c)
	1,215,000	7.375		02/01/28	676,220
Virgin Media Secured Finance PLC(b)(c)
	222,000	4.500		08/15/30	196,887
Virgin Media Vendor Financing Notes III DAC(b)(c)
GBP	635,000	4.875		07/15/28	736,277
Virgin Media Vendor Financing Notes IV DAC(b)(c)
	$709,000	5.000		07/15/28	677,067
Ziggo BV(b)(c)
EUR	600,000	2.875		01/15/30	586,830

					41,317,478

Metal Fabricate & Hardware(b)(c) – 0.1%
Vallourec SACA
	$995,000	7.500		04/15/32	1,035,198

Mining – 1.2%
Aris Mining Corp.(b)(c)
	875,000	8.000		10/31/29	878,281
Compass Minerals International, Inc.(b)(c)
	502,000	6.750		12/01/27	498,290
Corp. Nacional del Cobre de Chile(b)
	1,993,000	5.950		01/08/34	1,979,921
	801,000	6.780	(c)	01/13/55	816,419
Eldorado Gold Corp.(b)(c)
	1,450,000	6.250		09/01/29	1,428,902
First Quantum Minerals Ltd.(b)(c)
	2,500,000	9.375		03/01/29	2,646,100
	1,150,000	8.625		06/01/31	1,178,750
FMG Resources August 2006 Pty. Ltd.(b)(c)
	179,000	4.500		09/15/27	173,827
	409,000	4.375		04/01/31	373,188
Freeport-McMoRan, Inc.(b)
	795,000	5.400		11/14/34	783,608

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Ivanhoe Mines Ltd.(b)(c)
$598,000	7.875%		01/23/30	$ 599,226
Mountain Province Diamonds, Inc.(b)(c)(h)
2,861,000	9.000		12/15/25	2,695,062
Navoi Mining & Metallurgical Combinat(c)
401,000	6.700		10/17/28	402,404
Northwest Acquisitions ULC/Dominion Finco, Inc.(b)(c)(e)
1,260,000	7.125		11/01/22	13
Novelis Corp.(b)(c)
350,000	3.250		11/15/26	338,275
400,000	4.750		01/30/30	375,980
Vedanta Resources Finance II PLC(b)(c)
569,000	10.250		06/03/28	583,225
569,000	11.250		12/03/31	603,851
747,000	9.850		04/24/33	752,378
WE Soda Investments Holding PLC(b)
880,000	9.375		02/14/31	903,375

				18,011,075

Miscellaneous Manufacturing(b)(c) – 0.1%
Amsted Industries, Inc.
357,000	4.625		05/15/30	335,573
LSB Industries, Inc.
360,000	6.250		10/15/28	354,434

				690,007

Office & Business Equipment(b)(c) – 0.1%
Pitney Bowes, Inc.
420,000	6.875		03/15/27	421,940
560,000	7.250		03/15/29	561,400

				983,340

Oil Field Services – 3.5%
Adnoc Murban Rsc Ltd.(b)
3,164,000	4.500	(c)	09/11/34	2,978,115
214,000	4.500		09/11/34	201,428
1,246,000	5.125	(c)	09/11/54	1,126,072
Archrock Partners LP/Archrock Partners Finance Corp.(b)(c)
444,000	6.250		04/01/28	446,113
457,000	6.625		09/01/32	463,179
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)(c)
500,000	8.250		12/31/28	510,130
178,000	6.625		10/15/32	179,538
Azule Energy Finance PLC(b)(c)
569,000	8.125		01/23/30	576,511
Chesapeake Energy Corp.(i)
195,000	7.000		10/01/24	585
935,000	7.500		10/01/26	2,805
CITGO Petroleum Corp.(b)(c)
1,559,000	8.375		01/15/29	1,610,915
Civitas Resources, Inc.(b)(c)
460,000	8.625		11/01/30	487,683
CNX Resources Corp.(b)(c)
1,175,000	6.000		01/15/29	1,164,589

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Comstock Resources, Inc.(b)(c)
$1,329,000	6.750%		03/01/29	$ 1,305,809
Ecopetrol SA(b)
1,526,000	7.750		02/01/32	1,495,480
825,000	8.875		01/13/33	847,729
EDO Sukuk Ltd.
923,000	5.662	(c)	07/03/31	922,714
250,000	5.662		07/03/31	249,923
Energean Israel Finance Ltd.(b)
1,270,240	8.500		09/30/33	1,308,754
Greenfire Resources Ltd.(b)(c)
2,213,000	12.000		10/01/28	2,375,191
Kosmos Energy Ltd.(b)(c)
1,565,000	7.750		05/01/27	1,516,094
Kraken Oil & Gas Partners LLC(b)(c)
950,000	7.625		08/15/29	935,664
Moss Creek Resources Holdings, Inc.(b)(c)
994,000	8.250		09/01/31	990,630
Nabors Industries, Inc.(b)(c)
255,000	9.125		01/31/30	264,891
499,000	8.875		08/15/31	473,132
Permian Resources Operating LLC(b)(c)
500,000	8.000		04/15/27	511,885
323,000	9.875		07/15/31	355,138
Petroleos de Venezuela SA(e)
541,521	6.000		05/16/24	66,174
1,990,817	6.000		11/15/26	239,246
2,236,900	5.375		04/12/27	271,783
1,031,200	5.500		04/12/37	125,291
Petroleos del Peru SA
2,582,000	5.625		06/19/47	1,628,958
Petroleos Mexicanos
3,267,000	6.375		01/23/45	2,166,021
6,726,000	6.750		09/21/47	4,603,947
Petronas Capital Ltd.(b)
1,004,000	3.500		04/21/30	931,812
738,000	2.480		01/28/32	617,750
2,417,000	3.404		04/28/61	1,573,588
Saudi Arabian Oil Co.(b)(c)
534,000	5.875		07/17/64	495,381
Strathcona Resources Ltd.(b)(c)
1,370,000	6.875		08/01/26	1,374,836
Sunoco LP(b)(c)
345,000	7.250		05/01/32	359,980
Tecpetrol SA(b)(c)
682,000	7.625		01/22/33	683,432
TGNR Intermediate Holdings LLC(b)(c)
1,217,000	5.500		10/15/29	1,156,077
Transocean, Inc.
632,000	8.250	(b)(c)	05/15/29	634,895
918,850	8.750	(b)(c)	02/15/30	957,984
1,946,000	8.500	(b)(c)	05/15/31	1,959,836
1,356,000	6.800		03/15/38	1,112,571
Valaris Ltd.(b)(c)
2,090,000	8.375		04/30/30	2,146,012

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Var Energi ASA(b)(f) (5 yr. EURIBOR ICE Swap + 4.765%)
EUR	1,160,000	7.862%		11/15/83	$ 1,325,841
Vista Energy Argentina SAU (b)(c)
	$1,403,000	7.625		12/10/35	1,374,589
Vital Energy, Inc.(b)(c)
	1,363,000	7.875		04/15/32	1,344,259
Wintershall Dea Finance 2 BV (b)(f) (-1X 5 yr. EUR Swap + 3.319%)
EUR	1,100,000	3.000		07/20/28	1,076,814
Yinson Boronia Production BV(b)(c)
	$981,268	8.947		07/31/42	1,020,519
YPF SA(b)(c)
	1,355,000	9.500		01/17/31	1,433,387
	528,000	8.250		01/17/34	529,320

					54,511,000

Packaging(b) – 0.5%
ARD Finance SA(c)(g)
(PIK 5.750%, Cash 5.000%)
EUR	271,000	5.000		06/30/27	18,358
(PIK 7.250%, Cash 6.500%)
	$139,893	6.500		06/30/27	7,943
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(c)
EUR	400,000	2.000		09/01/28	378,618
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(c)
	$765,000	4.125		08/15/26	671,425
	453,000	5.250		08/15/27	247,329
	328,000	5.250		08/15/27	180,538
Ball Corp.
EUR	1,065,000	1.500		03/15/27	1,068,173
	$1,074,000	2.875		08/15/30	930,009
Canpack SA/Canpack U.S. LLC(c)
EUR	532,000	2.375		11/01/27	535,412
Fedrigoni SpA(c)
	250,000	6.125		06/15/31	260,955
(3 mo. EUR EURIBOR + 4.000%)
	250,000	6.683	(f)	01/15/30	260,865
Graphic Packaging International LLC(c)
	$375,000	3.750		02/01/30	342,323
Guala Closures SpA(c)
EUR	300,000	3.250		06/15/28	298,771
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC(c)
	$847,000	6.000		09/15/28	842,867
OI European Group BV(c)
	209,000	4.750		02/15/30	190,171
Sealed Air Corp.(c)
	600,000	4.000		12/01/27	576,282
Sealed Air Corp./Sealed Air Corp. U.S.(c)
	324,000	6.125		02/01/28	327,003
Trident TPI Holdings, Inc.(c)
	1,061,000	12.750		12/31/28	1,171,652

					8,308,694

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – 0.4%
1375209 BC Ltd.(b)(c)
	$300,000	9.000%		01/30/28	$ 300,426
Bausch Health Cos., Inc. (c)
	850,000	11.000		09/30/28	798,354
	500,000	5.250	(b)	02/15/31	264,500
Bayer AG(b)(f)
(5 yr. EUR Swap + 3.432%)
EUR	700,000	6.625		09/25/83	759,766
(5 yr. EUR Swap + 3.896%)
	500,000	7.000		09/25/83	554,184
Cheplapharm Arzneimittel GmbH(b)(c)
	468,000	4.375		01/15/28	439,487
Endo Finance Holdings, Inc.(b)(c)
	$350,000	8.500		04/15/31	374,437
Grifols SA(b)(c)
	1,090,000	4.750		10/15/28	1,008,697
Nidda Healthcare Holding GmbH(b)(c)
EUR	198,179	7.500		08/21/26	211,234
	110,000	5.625		02/21/30	117,145
Option Care Health, Inc.(b)(c)
	$700,000	4.375		10/31/29	654,472
Organon & Co./Organon Foreign Debt Co-Issuer BV(b)(c)
	685,000	5.125		04/30/31	619,535
Par Pharmaceutical, Inc.(c)(h)(i)
	344,000	7.500		04/01/27	—
Rossini SARL (b)
EUR	594,000	6.750		12/31/29	653,201

					6,755,438

Pipelines – 1.0%
CNX Midstream Partners LP(b)(c)
	$500,000	4.750		04/15/30	461,000
EnLink Midstream Partners LP (b)
	71,000	5.600		04/01/44	65,539
	549,000	5.450		06/01/47	495,236
Genesis Energy LP/Genesis Energy Finance Corp.(b)
	310,000	8.000		01/15/27	315,503
	650,000	8.875		04/15/30	673,920
	175,000	7.875		05/15/32	175,289
ITT Holdings LLC(b)(c)
	1,988,000	6.500		08/01/29	1,858,800
NFE Financing LLC(b)(c)
	800,000	12.000		11/15/29	835,848
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(c)
	593,000	8.125		02/15/29	608,596
NuStar Logistics LP(b)
	552,000	5.750		10/01/25	553,275
QazaqGaz NC JSC
	929,000	4.375		09/26/27	891,552
Summit Midstream Holdings LLC(b)(c)
	700,000	8.625		10/31/29	737,807
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)(c)
	522,000	7.375		02/15/29	530,843
	2,822,000	6.000		12/31/30	2,724,669

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Venture Global Calcasieu Pass LLC(b)(c)
	$1,980,000	3.875%		11/01/33	$ 1,705,631
Venture Global LNG, Inc.(b)(c)
	493,000	9.500		02/01/29	549,473
(5 yr. CMT + 5.440%)
	850,000	9.000	(f)	09/30/29	886,023
Western Midstream Operating LP(b)
	1,300,000	5.250		02/01/50	1,118,364

					15,187,368

Real Estate(b) – 0.1%
Heimstaden Bostad Treasury BV
EUR	200,000	1.625		10/13/31	174,595
Howard Hughes Corp.(c)
	$1,300,000	4.375		02/01/31	1,162,135
Kennedy-Wilson, Inc.
	535,000	4.750		03/01/29	493,864
Neinor Homes SA(c)
EUR	143,000	5.875		02/15/30	154,525

					1,985,119

Real Estate Investment Trust – 1.2%
Apollo Commercial Real Estate Finance, Inc.(b)(c)
	$2,350,000	4.625		06/15/29	2,107,644
Blackstone Mortgage Trust, Inc.(b)(c)
	210,000	7.750		12/01/29	216,355
Brandywine Operating Partnership LP(b)
	997,000	8.300		03/15/28	1,049,612
	546,000	8.875		04/12/29	583,379
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(b)(c)
	1,621,000	4.500		04/01/27	1,558,527
Diversified Healthcare Trust(b)
	1,000,000	0.000	(a)(c)	01/15/26	950,780
	300,000	4.750		02/15/28	263,139
	2,505,000	4.375		03/01/31	1,928,424
HAT Holdings I LLC/HAT Holdings II LLC(c)
	506,000	3.375	(b)	06/15/26	490,694
	126,000	3.750		09/15/30	111,577
Iron Mountain U.K. PLC(b)(c)
GBP	400,000	3.875		11/15/25	488,907
Iron Mountain, Inc.(b)(c)
	$935,000	4.875		09/15/29	896,197
	175,000	4.500		02/15/31	161,231
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(b)(c)
	200,000	4.250		02/01/27	194,406
	650,000	4.750		06/15/29	618,130
MPT Operating Partnership LP/MPT Finance Corp.(b)
	325,000	5.000		10/15/27	273,488
	325,000	8.500	(c)	02/15/32	330,216
RLJ Lodging Trust LP(b)(c)
	653,000	3.750		07/01/26	639,098
	249,000	4.000		09/15/29	228,746

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Service Properties Trust(b)
	$1,480,000	5.500%		12/15/27	$ 1,424,530
	485,000	4.375		02/15/30	390,202
Starwood Property Trust, Inc.(b)(c)
	700,000	3.625		07/15/26	680,008
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(b)(c)
	510,000	6.000		01/15/30	448,086
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(b)(c)
	1,400,000	10.500		02/15/28	1,496,978
	762,000	6.500		02/15/29	695,279

					18,225,633

Retailing – 1.2%
1011778 BC ULC/New Red Finance, Inc.(b)(c)
	750,000	3.875		01/15/28	715,927
	450,000	4.375		01/15/28	433,165
Asbury Automotive Group, Inc.(b)
	782,000	4.500		03/01/28	758,829
	138,000	4.625	(c)	11/15/29	131,284
Bath & Body Works, Inc.
	145,000	5.250		02/01/28	143,724
	795,000	6.875		11/01/35	820,543
	250,000	6.750		07/01/36	254,377
BCPE Ulysses Intermediate, Inc.(b)(c)(g) (PIK 8.500%, Cash 7.750%)
	1,013,667	7.750		04/01/27	1,001,047
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(b)(c)
	700,000	5.125		04/15/29	640,157
Carvana Co.(b)(c)(g)
(PIK 12.000%, Cash 9.000%)
	446,897	9.000		12/01/28	481,420
(PIK 13.000%, Cash 11.000%)
	510,000	9.000		06/01/30	565,753
CD&R Firefly Bidco PLC(b)(c)
GBP	100,000	8.625		04/30/29	127,922
Constellation Automotive Financing PLC(b)(c)
	400,000	4.875		07/15/27	489,602
Cougar JV Subsidiary LLC(b)(c)
	$361,000	8.000		05/15/32	377,830
Doman Building Materials Group Ltd.(b)(c)
CAD	1,590,000	5.250		05/15/26	1,094,024
eG Global Finance PLC(b)(c)
EUR	650,000	11.000		11/30/28	754,560
Ferrellgas LP/Ferrellgas Finance Corp.(b)(c)
	$573,000	5.875		04/01/29	541,130
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(c)
	910,000	4.625		01/15/29	855,946
	180,000	6.750		01/15/30	169,648
Global Auto Holdings Ltd./AAG FH U.K. Ltd.(b)(c)
	812,000	8.375		01/15/29	761,372
Kohl’s Corp.(b)
	220,000	4.625	(d)	05/01/31	175,894
	260,000	5.550		07/17/45	163,501

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing – (continued)
LBM Acquisition LLC(b)(c)
	$1,594,000	6.250%		01/15/29	$ 1,473,207
LCM Investments Holdings II LLC(b)(c)
	1,154,000	4.875		05/01/29	1,092,757
Macy’s Retail Holdings LLC(b)
	670,000	4.500		12/15/34	550,023
Neiman Marcus Group Ltd. LLC(h)(i)
	605,000	8.000		10/15/21	21,189
Papa John’s International, Inc.(b)(c)
	404,000	3.875		09/15/29	366,961
PetSmart, Inc./PetSmart Finance Corp.(b)(c)
	500,000	4.750		02/15/28	478,575
QVC, Inc.(b)(c)
	498,000	6.875		04/15/29	414,177
Rite Aid Corp.
	348,000	7.500	(c)(h)(i)	07/01/25	—
	97,124	8.000	(c)(h)(i)	10/18/25	—
	100,716	15.000	(g)	08/30/31	45,307
	47,780	15.000	(g)	08/30/31	2,194
	34,147	0.000	(a)(h)	08/30/34	—
(3 mo. USD Term SOFR + 7.000%)
	35,212	11.466	(c)(g)	08/30/31	31,339
Specialty Building Products Holdings LLC/SBP Finance Corp.(b)(c)
	405,000	7.750		10/15/29	414,590
Victoria’s Secret & Co.(b)(c)
	1,660,000	4.625		07/15/29	1,524,511
Walgreens Boots Alliance, Inc.(b)
	700,000	4.800		11/18/44	524,734

					18,397,219

Semiconductors(b)(c) – 0.2%
BE Semiconductor Industries NV
EUR	400,000	4.500		07/15/31	427,600
Entegris, Inc.
	$1,000,000	4.750		04/15/29	964,800
	145,000	3.625		05/01/29	133,475
ON Semiconductor Corp.
	751,000	3.875		09/01/28	709,042
Synaptics, Inc.
	1,079,000	4.000		06/15/29	991,903

					3,226,820

Software(b)(c) – 0.7%
Asmodee Group AB
EUR	333,000	5.750		12/15/29	356,588
Central Parent, Inc./CDK Global, Inc.
	$1,000,000	7.250		06/15/29	950,360
Cloud Software Group, Inc.
	1,930,000	6.500		03/31/29	1,897,499
	1,838,000	9.000		09/30/29	1,882,351
	620,000	8.250		06/30/32	644,205
Elastic NV
	819,000	4.125		07/15/29	765,503

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(b)(c) – (continued)
PTC, Inc.
	$971,000	4.000%	02/15/28	$ 930,645
Rocket Software, Inc.
	1,891,000	9.000	11/28/28	1,957,090
SS&C Technologies, Inc.
	1,000,000	6.500	06/01/32	1,015,600

				10,399,841

Telecommunication Services(b) – 1.8%
Altice France Holding SA(c)
	161,000	10.500	05/15/27	49,078
Altice France SA(c)
EUR	275,000	3.375	01/15/28	230,333
	$1,290,000	5.500	01/15/28	1,033,948
	2,058,000	5.500	10/15/29	1,643,107
CommScope LLC(c)
	445,000	6.000	03/01/26	445,000
	740,000	8.250	03/01/27	705,124
	1,190,000	4.750	09/01/29	1,059,540
Connect Finco SARL/Connect U.S. Finco LLC(c)
	475,000	9.000	09/15/29	425,861
Iliad Holding SASU(c)
EUR	500,000	5.625	10/15/28	531,014
	$1,717,000	7.000	10/15/28	1,746,979
Intelsat Jackson Holdings SA(c)
	940,000	6.500	03/15/30	849,046
Kaixo Bondco Telecom SA(c)
EUR	200,000	5.125	09/30/29	210,096
Level 3 Financing, Inc.(c)
	$375,000	10.500	04/15/29	420,934
	1,538,000	4.875	06/15/29	1,326,479
	585,000	3.750	07/15/29	445,887
	1,358,628	11.000	11/15/29	1,539,081
	270,000	4.500	04/01/30	222,939
	1,027,000	10.500	05/15/30	1,127,389
	1,231,730	3.875	10/15/30	968,793
	300,000	10.750	12/15/30	337,545
Lorca Telecom Bondco SA(c)
EUR	450,000	4.000	09/18/27	467,540
Lumen Technologies, Inc.(c)
	$750,000	4.125	04/15/29	677,325
Odido Group Holding BV(c)
EUR	500,000	5.500	01/15/30	518,332
Odido Holding BV(c)
	170,000	3.750	01/15/29	174,150
Optics Bidco SpA(c)
	$306,000	6.000	09/30/34	293,986
SoftBank Group Corp.
EUR	1,379,000	3.375	07/06/29	1,368,145
	542,000	3.875	07/06/32	526,612
TDC Net AS
	480,000	5.056	05/31/28	517,761
	921,000	6.500	06/01/31	1,065,379
Telesat Canada/Telesat LLC(c)
	$552,000	5.625	12/06/26	327,689

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services(b) – (continued)
Turkcell Iletisim Hizmetleri AS(c)
	$1,258,000	7.450%		01/24/30	$ 1,267,058
Viasat, Inc.(c)
	1,207,000	7.500		05/30/31	869,076
Vmed O2 U.K. Financing I PLC(c)
	1,730,000	4.250		01/31/31	1,507,539
	1,742,000	7.750		04/15/32	1,764,646
Zayo Group Holdings, Inc.(c)
	1,565,000	4.000		03/01/27	1,477,923

					28,141,334

Transportation – 0.1%
SGL Group ApS (b)(f) (3 mo. EUR EURIBOR + 4.750%)
EUR	340,000	7.427		04/22/30	354,988
Transnet SOC Ltd.(c)
	$527,000	8.250		02/06/28	536,386

					891,374

Water(b) – 0.1%
Holding d’Infrastructures des Metiers de l’Environnement
EUR	902,000	0.625		09/16/28	830,325

Water Utilities(b)(c) – 0.1%
Aegea Finance SARL
	$616,000	6.750		05/20/29	602,017
	921,000	9.000		01/20/31	959,279

					1,561,296

TOTAL CORPORATE OBLIGATIONS (Cost $477,914,265)					$ 477,035,812

Bank Loans(k) – 24.9%
Aerospace & Defense – 1.1%
Air Comm Corp. LLC(f) (3 mo. USD Term SOFR + 0.000%)
	$1,846,154	7.396%		11/21/31	$ 1,850,769
Barnes Group, Inc.(l)
	2,250,000	0.000			2,254,500
Bleriot U.S. Bidco, Inc.(f) (3 mo. USD Term SOFR + 2.750%)
	1,987,506	7.079		10/31/30	1,995,317
Cobham Ultra SeniorCo SARL(f) (6 mo. USD Term SOFR + 3.750%)
	925,006	9.245		08/03/29	920,575
Dynasty Acquisition Co., Inc. (1 mo. USD Term SOFR + 0.000%)
	2,000,000	6.562	(f)	10/31/31	2,006,820
Ovation Parent, Inc.
	575,000	0.000	(l)	01/30/32	575,719
(3 mo. USD Term SOFR + 3.500%)
	548,737	7.829	(f)	04/21/31	548,737
Propulsion (BC) Finco SARL(f) (3 mo. USD Term SOFR + 3.250%)
	813,142	7.579		09/14/29	820,257
Spirit Aerosystems, Inc.(f) (3 mo. USD Term SOFR + 4.250%)
	982,910	8.791		01/15/27	992,326

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Aerospace & Defense – (continued)
TransDigm, Inc.(f)
(3 mo. USD Term SOFR + 0.000%)
$1,246,875	6.829%		01/19/32	$ 1,252,449
(3 mo. USD Term SOFR + 2.500%)
2,491,240	6.829		02/28/31	2,500,508
(3 mo. USD Term SOFR + 2.750%)
983,311	7.079		03/22/30	986,959

				16,704,936

Airlines(f) – 0.1%
American Airlines, Inc. (3 mo. USD Term SOFR + 4.750%)
469,950	9.305		04/20/28	480,965
Spirit Airlines, Inc. (1 mo. USD Term SOFR + 7.000%)
337,944	11.302		12/23/25	338,367

				819,332

Apparel(f) – 0.0%
Varsity Brands, Inc. (3 mo. USD Term SOFR + 3.750%)
715,000	8.271		08/26/31	715,894

Auto Parts & Equipment – 0.1%
Autokiniton U.S. Holdings, Inc.(f) (1 mo. USD Term SOFR + 4.000%)
259,746	8.426		04/06/28	259,281
Clarios Global LP(f) (1 mo. USD Term SOFR + 2.500%)
448,875	6.812		05/06/30	448,089
RealTruck Group, Inc.
535,000	0.000	(l)	01/31/28	518,306

				1,225,676

Banks(l) – 0.0%
AqGen Island Holdings, Inc.
675,000	0.000		08/02/28	675,000

Building Materials – 0.9%
Chamberlain Group, Inc.(f) (1 mo. USD Term SOFR + 3.250%)
2,958,139	7.662		11/03/28	2,971,835
Cornerstone Building Brands, Inc. (f)
(1 mo. USD Term SOFR + 0.000%)
619,003	9.931		08/01/28	609,334
248,750	8.806		05/15/31	240,511
CP Atlas Buyer, Inc.(f) (1 mo. USD Term SOFR + 3.750%)
789,330	8.162		11/23/27	760,851
ECO Material Tech, Inc.(l)
575,000	0.000		01/30/32	573,563
Icebox Holdco III, Inc.(f)
(3 mo. USD Term SOFR + 3.500%)
1,359,804	8.086		12/22/28	1,368,167
(3 mo. USD Term SOFR + 0.000%)
1,500,000	11.340		12/21/29	1,512,195
Quikrete Holdings, Inc.(l)
4,645,000	0.000		02/10/32	4,668,225
Wilsonart LLC(f) (3 mo. USD Term SOFR + 4.250%)
453,644	8.579		08/05/31	454,724

				13,159,405

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Chemicals(f) – 0.4%
AAP Buyer, Inc. (1 mo. USD Term SOFR + 3.250%)
	$435,126	7.562%		09/09/31	$ 437,845
Aruba Investments Holdings LLC
(1 mo. USD Term SOFR + 4.000%)
	455,550	8.412		11/24/27	454,411
(1 mo. USD Term SOFR + 7.750%)
	424,596	12.162		11/24/28	414,512
Chemours Co. (1 mo. USD Term SOFR + 3.000%)
	262,205	7.312		08/18/28	263,954
Eastman Chemical Co. (3 mo. USD Term SOFR + 5.250%)
	1,660,675	9.840		11/01/28	1,186,004
Lonza Group AG (3 mo. USD Term SOFR + 3.925%)
	702,752	8.354		07/03/28	684,383
Polar U.S. Borrower LLC (3 mo. USD Term SOFR + 5.500%)
	1,685,510	9.900		10/16/28	1,221,994
SCIH Salt Holdings, Inc. (3 mo. USD Term SOFR + 3.000%)
	759,447	7.291		01/31/29	762,554

					5,425,657

Commercial Services – 1.9%
AlixPartners LLP(f) (1 mo. USD Term SOFR + 2.500%)
	983,463	6.926		02/04/28	986,413
Allied Universal Holdco LLC(f) (1 mo. USD Term SOFR + 3.750%)
	1,723,774	8.162		05/12/28	1,729,273
American Auto Auction Group LLC(f) (3 mo. USD Term SOFR + 4.500%)
	424,381	9.014		12/30/27	428,625
Amspec Parent LLC(f)(h) (3 mo. USD Term SOFR + 4.250%)
	515,667	8.579		12/22/31	517,600
Anticimex International AB(f)
(3 mo. USD Term SOFR + 3.400%)
	119,075	7.970		11/16/28	119,968
(3 mo. USD Term SOFR + 3.150%)
	2,479,966	7.720		11/16/28	2,495,019
Archkey Solutions LLC(f) (1 mo. USD Term SOFR + 4.750%)
	645,517	9.087		10/10/31	648,209
Armorica Lux SARL(f) (3 mo. EUR EURIBOR + 4.925%)
EUR	600,000	7.537		07/28/28	592,681
AVSC Holding Corp. (l)
	$196,556	0.000	(h)	09/01/25	195,574
	90,000	0.000		10/15/26	90,000
Belfor Holdings, Inc.(f)(h) (1 mo. USD Term SOFR + 3.000%)
	708,146	7.302		11/01/30	716,113
Belron Finance 2019 LLC(f) (3 mo. USD Term SOFR + 0.000%)
	1,496,250	7.273		10/16/31	1,507,846
Boost Newco Borrower LLC(f) (3 mo. USD Term SOFR + 2.500%)
	839,400	6.829		01/31/31	841,289
Conservice Midco LLC(l)
	2,051,086	0.000		05/13/27	2,056,213
Creative Artists Agency LLC(f) (1 mo. USD Term SOFR + 2.750%)
	763,777	7.062		10/01/31	765,793

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Commercial Services – (continued)
Ensemble RCM LLC(f) (3 mo. USD Term SOFR + 3.000%)
$1,120,260	7.291%		08/01/29	$ 1,129,009
Envision Healthcare Corp.(f) (1 mo. USD Term SOFR + 8.250%)
1,900,000	12.567		12/30/27	1,920,197
Fugue Finance BV(f) (6 mo. USD Term SOFR + 3.250%)
802,564	7.496		01/30/32	813,599
Grant Thornton Advisors LLC (3 mo. USD Term SOFR + 2.750%)
1,513,339	7.055	(f)	06/02/31	1,517,591
Hertz Corp. (1 mo. USD Term SOFR + 3.500%)
434,631	7.926	(f)	06/30/28	390,986
Holding Socotec(l)
545,000	0.000		06/30/28	549,087
KUEHG Corp.(f) (3 mo. USD Term SOFR + 3.250%)
400,050	7.537		06/12/30	403,958
Mavis Tire Express Services Corp.(l)
1,694,434	0.000		05/04/28	1,700,450
Mister Car Wash Holdings, Inc.(f) (3 mo. USD Term SOFR + 2.750%)
567,154	7.041		03/27/31	569,734
OMNIA Partners LLC(f) (3 mo. USD Term SOFR + 2.750%)
574,250	7.050		07/25/30	576,581
PG Investment Co. 59 SARL (3 mo. USD Term SOFR + 3.000%)
1,628,437	7.329	(f)	03/26/31	1,638,322
Spring Education Group, Inc.(f) (3 mo. USD Term SOFR + 4.000%)
594,868	8.329		10/04/30	597,099
Teneo Holdings LLC(f) (1 mo. USD Term SOFR + 4.750%)
554,214	9.062		03/13/31	558,831
Wand NewCo 3, Inc.(l)
2,546,875	0.000		01/30/31	2,546,188
Xplor T1 LLC(f) (3 mo. USD Term SOFR + 3.500%)
528,675	7.827		06/24/31	534,623

				29,136,871

Computers(f) – 0.4%
Access CIG LLC (3 mo. USD Term SOFR + 5.000%)
1,694,728	9.291		08/18/28	1,711,404
Idemia Group (3 mo. USD Term SOFR + 2.500%) –
(3 mo. USD Term SOFR + 4.250%)
495,456	8.579		09/30/28	500,411
Imprivata, Inc. (3 mo. USD Term SOFR + 3.500%)
396,995	7.791		12/01/27	399,476
Magenta Security Holdings LLC
(3 mo. USD Term SOFR + 5.750%)
790,270	11.301		07/27/28	722,354
(3 mo. USD Term SOFR + 6.250%)
228,946	10.541		07/27/28	233,067
(3 mo. USD Term SOFR + 6.000%)
618,461	11.551		07/27/28	342,139
(3 mo. USD Term SOFR + 1.500%)
194,623	6.051		07/27/28	65,547

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Computers – (continued)
Verifone Systems, Inc. (3 mo. USD Term SOFR + 4.000%)
	$2,009,586	8.783%		08/20/25	$ 1,895,864

					5,870,262

Distribution & Wholesale – 0.5%
BCPE Empire Holdings, Inc.(f) (1 mo. USD Term SOFR + 3.500%)
	3,498,747	7.812		12/11/28	3,520,999
Core & Main LP(f) (1 mo. USD Term SOFR + 2.000%)
	307,489	6.311		07/27/28	308,258
Fluid-Flow Products, Inc.(f) (1 mo. USD Term SOFR + 3.750%)
	962,041	8.176		03/31/28	966,851
Gloves Buyer, Inc.
	500,000	0.000	(l)	01/17/32	498,960
(1 mo. USD Term SOFR + 0.000%)
	497,416	8.426	(f)	12/29/27	496,048
OptiGroup(f) (1 mo. EUR EURIBOR + 5.250%)
EUR	570,000	8.005		03/16/29	551,995
RelaDyne, Inc.(f) (1 mo. USD Term SOFR + 4.000%)
	$598,850	8.312		12/23/30	598,598
Windsor Holdings III LLC(f) (1 mo. USD Term SOFR + 0.000%)
	1,227,562	7.802		08/01/30	1,236,254

					8,177,963

Diversified Financial Services – 0.7%
Apex Group Treasury LLC(f)
(3 mo. USD Term SOFR + 0.000%)
	607,876	9.076		07/27/28	610,915
(6 mo. USD Term SOFR + 3.750%)
	2,326,812	8.963		07/27/28	2,339,912
Avolon TLB Borrower 1 (U.S.) LLC(f) (1 mo. USD Term SOFR + 1.750%)
	411,888	6.049		06/24/30	411,817
Deerfield Dakota Holding LLC(f)
(3 mo. USD Term SOFR + 0.000%)
	563,232	8.079		04/09/27	554,018
(3 mo. USD Term SOFR + 6.750%)
	3,797,000	11.340		04/07/28	3,683,090
Ditech Holding Corp.(h)(l)
	183,349	0.000		06/30/25	—
Edelman Financial Center LLC(f) (1 mo. USD Term SOFR + 5.250%)
	495,226	9.562		10/06/28	501,263
FNZ Group Services Ltd.(f) (3 mo. USD Term SOFR + 0.000%)
	1,250,000	9.554		11/05/31	1,210,163
HighTower Holdings LLC(f) (3 mo. USD Term SOFR + 3.500%)
	769,157	8.071		04/21/28	769,480
Summit Acquisition, Inc.(f)(h) (3 mo. USD Term SOFR + 3.750%)
	750,000	8.079		10/16/31	754,688

					10,835,346

Electrical(f) – 0.2%
Lackawanna Energy Center LLC (1 mo. USD Term SOFR + 4.250%)
	682,492	8.562		08/06/29	686,758

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Electrical(f) – (continued)
Lightstone Holdco LLC (3 mo. USD Term SOFR + 5.750%)
$911,591	10.041%		01/29/27	$ 920,598
Nautilus Power LLC(3 mo. USD Term SOFR + 5.250%)
458,835	9.840		11/16/26	457,977
South Field LLC (3 mo. USD Term SOFR + 3.750%)
433,317	8.079		08/29/31	434,941
Talen Energy Supply LLC(3 mo. USD Term SOFR + 0.250%)
127,359	7.024		05/17/30	127,704

				2,627,978

Electronics(f) – 0.2%
Roper Industrial Products Investment Co. LLC(3 mo. USD Term SOFR + 0.000%)
3,611,682	7.079		11/22/29	3,620,711

Energy-Alternate Sources – 0.1%
CPV Fairview LLC(f) (1 mo. USD Term SOFR + 3.500%)
314,109	7.812		08/14/31	315,940
Enviva Partners LP/Fin C
29,762	0.000	(l)	08/30/29	31,315
(3 mo. USD Term SOFR + 6.875%)
368,571	11.319	(f)	08/30/29	377,170
Esdec Solar Group BV(f) (3 mo. USD Term SOFR + 5.000%)
147,556	9.590		08/30/28	119,520
TerraForm Power Operating LLC(l)
400,000	0.000		05/21/29	401,000

				1,244,945

Engineering & Construction(f) – 0.6%
Artera Services LLC (3 mo. USD Term SOFR + 4.500%)
391,262	8.829		02/15/31	387,987
Brown Group Holding LLC (1 mo. USD Term SOFR + 2.500%)
2,698,029	6.812		07/01/31	2,705,287
Cube Industrials Buyer, Inc. (3 mo. USD Term SOFR + 0.000%)
1,000,000	7.793		10/17/31	1,005,310
KKR Apple Bidco LLC
(1 mo. USD Term SOFR + 2.750%)
242,500	7.176		09/22/28	243,744
(1 mo. USD Term SOFR + 3.500%)
3,303,774	7.812		09/22/28	3,323,299
Service Logic Acquisition, Inc. (1 mo. USD Term SOFR + 3.500%) – (3 mo. USD Term SOFR + 3.500%)
1,181,541	7.791 – 7.812		10/29/27	1,188,926
Tutor Perini Corp. (1 mo. USD Term SOFR + 4.750%)
78,252	9.176		08/18/27	78,252
Wrench Group LLC (3 mo. USD Term SOFR + 4.000%)
731,316	8.590		10/30/28	703,891

				9,636,696

Entertainment – 0.4%
Caesars Entertainment, Inc.(f)
(1 mo. USD Term SOFR + 2.250%)
582,188	6.562		02/06/30	583,643
223,312	6.562		02/06/31	223,777

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Entertainment – (continued)
East Valley Tourist Development Authority(f)(h) (1 mo. USD Term SOFR + 7.500%)
	$1,005,575	11.926%	11/23/26	$ 992,503
ECL Entertainment LLC(f) (1 mo. USD Term SOFR + 3.500%)
	1,080,844	7.812	08/31/30	1,086,929
Endeavor Group Holdings, Inc.(h)(l)
	575,000	0.000	01/28/32	575,719
Ontario Gaming GTA LP(f) (3 mo. USD Term SOFR + 4.250%)
	638,910	8.579	08/01/30	640,909
Route 66 Development Authority(h)(l)
	1,000,000	0.000	10/10/30	1,000,000
UFC Holdings LLC(l)
	500,000	0.000	11/21/31	502,605
William Morris Endeavor Entertainment LLC(f) (1 mo. USD Term SOFR + 2.750%)
	1,288,696	7.176	05/18/25	1,288,425

				6,894,510

Environmental(f) – 0.3%
Filtration Group Corp.
(1 mo. USD Term SOFR + 0.000%)
	1,625,000	7.313	10/21/28	1,636,992
	2,069,870	0.000	10/21/28	2,085,146
Geosyntec Consultants (1 mo. USD Term SOFR + 3.750%)
	700,000	8.062	07/31/31	704,816
WIN Waste Innovations Holdings, Inc. (1 mo. USD Term SOFR + 2.750%)
	398,953	7.176	03/24/28	387,024

				4,813,978

Food & Drug Retailing – 0.6%
8th Avenue Food & Provisions, Inc.(f)
(1 mo. USD Term SOFR + 7.750%)
	280,000	12.176	10/01/26	256,799
(1 mo. USD Term SOFR + 3.750%)
	4,664,496	8.176	10/01/25	4,563,789
(1 mo. USD Term SOFR + 4.750%)
	618,624	9.175	10/01/25	604,705
Chobani LLC(f) (1 mo. USD Term SOFR + 2.500%)
	749,583	6.802	10/25/27	753,601
Fiesta Purchaser, Inc.(f) (1 mo. USD Term SOFR + 2.250%)
	621,879	7.562	02/12/31	623,241
Labeyrie Fine Foods SAS(l)
EUR	500,000	0.000	07/30/26	464,237
Nomad Foods U.S. LLC(f) (6 mo. USD Term SOFR + 2.500%)
	$637,013	6.968	11/12/29	640,466
Quirch Foods Holdings LLC(f) (3 mo. USD Term SOFR + 5.000%)
	644,714	9.637	10/27/27	602,408

				8,509,246

Food Service(f) – 0.1%
Aramark Services, Inc. (1 mo. USD Term SOFR + 2.000%)
	719,521	6.312	06/22/30	722,399

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Food Service(f) – (continued)
Golden State Foods LLC(1 mo. USD Term SOFR + 4.250%)
$610,000	8.576%	12/04/31	$ 616,710

			1,339,109

Gas(l) – 0.0%
AL GCX Fund VIII Holdings LLC
215,000	0.000	01/27/32	214,731

Hand/Machine Tools(f) – 0.0%
Alliance Laundry Systems LLC(1 mo. USD Term SOFR + 3.500%)
637,903	7.805	08/19/31	640,397

Health Care Products(f) – 0.9%
Agiliti Health, Inc. (3 mo. USD Term SOFR + 3.000%) – (6 mo. USD Term SOFR + 3.000%)
333,644	7.262 – 7.310	05/01/30	328,222
Bausch & Lomb Corp.
(1 mo. USD Term SOFR + 3.250%)
1,773,693	7.661	05/10/27	1,781,621
(3 mo. USD Term SOFR + 4.000%)
2,852,115	8.329	09/29/28	2,875,303
Carestream Health, Inc. (3 mo. USD Term SOFR + 7.500%)
1,219,470	11.929	09/30/27	875,275
Confluent Medical Technologies, Inc. (3 mo. USD Term SOFR + 3.250%)
1,052,317	7.555	02/16/29	1,056,926
Curia Global, Inc. (1 mo. USD Term SOFR + 3.750%)
1,855,434	8.162	08/30/26	1,769,620
Hanger, Inc. (1 mo. USD Term SOFR + 3.500%)
566,996	7.812	10/23/31	572,360
ICU Medical, Inc. (3 mo. USD Term SOFR + 2.500%)
683,805	6.979	01/08/29	687,100
Lifescan Global Corp. (3 mo. USD Term SOFR + 6.500%)
2,890,137	11.121	12/31/26	979,034
Medline Borrower LP (1 mo. USD Term SOFR + 2.250%)
2,433,324	6.562	10/23/28	2,443,812
Resonetics LLC (3 mo. USD Term SOFR + 3.250%)
1,112,213	7.603	06/18/31	1,119,798
Vyaire Medical, Inc. (3 mo. U.S. (Fed) Prime Rate + 4.750%)
363,906	12.250	04/16/25	1,092

			14,490,163

Health Care Services – 1.1%
Cambrex Corp.(f) (1 mo. USD Term SOFR + 3.500%)
1,581,307	7.912	12/04/26	1,581,307
Charlotte Buyer, Inc.(f) (1 mo. USD Term SOFR + 4.750%)
729,130	9.052	02/11/28	731,047
Da Vinci Purchaser Corp.(f) (1 mo. USD Term SOFR + 3.500%)
1,080,256	7.812	01/08/27	1,085,657
Electron BidCo, Inc.(f) (1 mo. USD Term SOFR + 2.750%)
1,110,200	7.062	11/01/28	1,117,772
eResearchTechnology, Inc.(l)
451,667	0.000	02/04/27	454,331

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Health Care Services – (continued)
Global Medical Response, Inc.(f) (3 mo. USD Term SOFR + 5.500%)
	$1,212,098	9.790%		10/31/28	$ 1,214,958
HomeVI SAS(l)
EUR	500,000	0.000		10/31/29	518,809
LifePoint Health, Inc.(f)
(3 mo. USD Term SOFR + 3.500%)
	$92,500	7.965		05/17/31	91,966
(3 mo. USD Term SOFR + 3.750%)
	541,770	8.052		05/17/31	539,467
MDVIP, Inc.(f) (1 mo. USD Term SOFR + 3.000%)
	916,111	7.312		10/16/28	920,124
Parexel International Corporation(l)
	445,000	0.000		11/15/28	446,749
Pluto Acquisition I, Inc.(f)
(3 mo. USD Term SOFR + 4.000%)
	875,675	8.523		09/20/28	796,321
(3 mo. USD Term SOFR + 5.500%)
	238,343	9.837		06/20/28	242,812
Precision Medicine Group LLC(f) (3 mo. USD Term SOFR + 3.000%)
	792,531	7.429		11/18/27	791,937
Radnet Management, Inc.(f) (3 mo. USD Term SOFR + 2.250%)
	835,800	6.771		04/18/31	840,556
Select Medical Corp.(f) (1 mo. USD Term SOFR + 2.000%)
	119,625	6.333		12/03/31	119,974
Surgery Center Holdings, Inc.(f) (1 mo. USD Term SOFR + 2.750%)
	1,102,713	7.061		12/19/30	1,106,319
Team Health Holdings, Inc.(f) (3 mo. USD Term SOFR + 5.250%)
	3,897,498	9.541		03/02/27	3,781,431

					16,381,537

Home Furnishings(f) – 0.4%
AI Aqua Merger Sub, Inc.(1 mo. USD Term SOFR + 3.000%)
	2,060,332	7.337		07/31/28	2,064,844
Weber-Stephen Products LLC
(1 mo. USD Term SOFR + 0.000%)
	2,246,474	8.662		10/30/27	2,243,666
(1 mo. USD Term SOFR + 3.250%)
	2,437,380	7.676		10/30/27	2,427,850

					6,736,360

Insurance – 2.0%
Acrisure LLC(f)
(1 mo. USD Term SOFR + 2.750%)
	467,921	7.062		02/15/27	469,015
(1 mo. USD Term SOFR + 3.000%)
	3,712,678	7.312		11/06/30	3,715,574
Alliant Holdings Intermediate LLC (1 mo. USD Term SOFR + 2.750%)
	773,062	7.052	(f)	09/19/31	775,289
Amynta Agency Borrower, Inc.(f) (1 mo. USD Term SOFR + 0.000%)–(3 mo. USD Term SOFR + 0.000%)
	1,997,500	7.291–7.312		12/06/31	1,994,444

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Insurance – (continued)
Ardonagh Midco 3 PLC(l)
$250,000	0.000%	02/15/31	$ 249,688
AssuredPartners, Inc.(f) (1 mo. USD Term SOFR + 3.500%)
999,362	7.812	02/14/31	999,932
Asurion LLC(f)
(1 mo. USD Term SOFR + 5.250%)
276,000	9.676	01/20/29	267,935
(1 mo. USD Term SOFR + 3.250%)
157,786	7.676	12/23/26	157,677
370,635	7.676	07/31/27	370,224
Broadstreet Partners, Inc. (1 mo. USD Term SOFR + 3.000%)
4,322,636	7.312	06/13/31	4,342,563
Cross Financial Corp.(f)(h) (1 mo. USD Term SOFR + 3.250%)
642,322	7.562	10/31/31	645,533
Goosehead Insurance Holdings LLC(f)(h) (1 mo. USD Term SOFR +4.306%)
305,000	7.806	01/08/32	305,763
Howden Group Holdings Ltd. (f)
(1 mo. USD Term SOFR + 3.500%)
2,156,363	7.812	04/18/30	2,163,781
(1 mo. USD Term SOFR + 3.000%)
896,678	7.312	02/15/31	900,139
HUB International Ltd.(f) (3 mo. USD Term SOFR + 2.500%)
2,556,231	6.787	06/20/30	2,564,922
IMA Financial Group, Inc.(f) (1 mo. USD Term SOFR + 3.000%)
3,728,678	7.299	11/01/28	3,735,688
OneDigital Borrower LLC(l)
575,000	0.000	07/02/31	575,868
Ryan Specialty Group LLC(f) (1 mo. USD Term SOFR + 2.250%)
772,416	6.562	09/15/31	774,540
Sedgwick Claims Management Services, Inc.(f) (1 mo. USD Term SOFR + 3.000%)
1,041,797	7.312	07/31/31	1,047,329
Truist Insurance Holdings LLC(f) (3 mo. USD Term SOFR + 4.750%)
3,750,000	9.079	05/06/32	3,796,875
USI, Inc.(f)
(3 mo. USD Term SOFR + 1.250%)
708,315	6.579	09/29/30	708,117
(3 mo. USD Term SOFR + 2.250%)
497,500	6.579	11/21/29	497,281
6,269	0.000	09/27/30	6,268

			31,064,445

Internet – 0.5%
BEP Intermediate Holdco LLC(f) (1 mo. USD Term SOFR + 3.250%)
710,434	7.562	04/25/31	715,322
CNT Holdings I Corp.(l)
575,074	0.000		576,097
(3 mo. USD Term SOFR + 3.500%)
$2,274,569	7.791	11/08/27	2,278,368
MH Sub I LLC (f)
(1 mo. USD Term SOFR + 4.250%)
362,947	8.562	05/03/28	358,297
123,812	8.562	12/31/31	119,850

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Internet – (continued)
Polaris Purchaser, Inc.(f) (3 mo. USD Term SOFR + 4.000%)
$708,642	8.329%	03/03/31	$ 713,957
Proofpoint, Inc.(f) (1 mo. USD Term SOFR + 3.000%)
953,097	7.312	08/31/28	958,311
PUG LLC(f) (1 mo. USD Term SOFR + 0.000%)
702,052	9.062	03/15/30	703,371
Speedster Bidco GmbH(l)
1,035,000	0.000	11/13/31	1,040,610

			7,464,183

Leisure Time – 0.8%
Alterra Mountain Co.(f)
(1 mo. USD Term SOFR + 2.750%)
3,607,829	7.062	08/17/28	3,628,140
(1 mo. USD Term SOFR + 3.000%)
574,856	7.312	05/31/30	578,449
Bulldog Purchaser, Inc.(f) (3 mo. USD Term SOFR + 3.750%)
452,278	8.046	06/27/31	453,129
ClubCorp Holdings, Inc.(f) (3 mo. USD Term SOFR + 5.000%)
5,768,246	9.590	09/18/26	5,787,800
GSM Holdings, Inc.(f) (3 mo. USD Term SOFR + 5.000%)
272,388	9.329	09/30/31	233,118
Horizon U.S. Finco LP(f) (3 mo. USD Term SOFR + 4.250%)
420,000	8.553	10/31/31	418,425
MajorDrive Holdings IV LLC(l)
250,000	0.000	06/01/28	241,205
Recess Holdings, Inc.(l)
1,062,597	0.000	02/20/30	1,072,564
Sabre GLBL, Inc.(f) (1 mo. USD Term SOFR + 5.000%)
165,000	9.412	06/30/28	162,010

			12,574,840

Lodging(f) – 0.2%
Fertitta Entertainment LLC(1 mo. USD Term SOFR + 3.500%)
463,810	7.812	01/27/29	465,995
Four Seasons Hotels Ltd.(1 mo. USD Term SOFR + 1.750%)
718,876	6.062	11/30/29	720,587
Station Casinos LLC(1 mo. USD Term SOFR + 2.000%)
1,158,662	6.312	03/14/31	1,160,272

			2,346,854

Machinery - Construction & Mining(f) – 0.1%
Wec U.S. Holdings Ltd.(1 mo. USD Term SOFR + 2.250%)
1,567,467	6.587	01/27/31	1,571,511

Machinery-Diversified(f) – 1.1%
CD&R Hydra Buyer, Inc.(1 mo. USD Term SOFR + 0.000%)
671,205	8.412	03/25/31	674,225
Chart Industries, Inc.(3 mo. USD Term SOFR + 2.500%)
1,095,969	6.805	03/15/30	1,100,079
Eagle Parent Corp.(3 mo. USD Term SOFR + 4.250%)
550,028	8.579	04/02/29	534,214
Engineered Machinery Holdings, Inc.(3 mo. USD Term SOFR + 6.500%)
1,325,000	11.090	05/21/29	1,326,100

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Machinery-Diversified(f) – (continued)
Pro Mach Group, Inc.(1 mo. USD Term SOFR + 0.000%)
$1,457,668	7.812%	08/31/28	$ 1,467,537
Project Castle, Inc.(3 mo. USD Term SOFR + 5.500%)–(6 mo. USD Term SOFR + 5.500%)
889,888	9.762	06/01/29	748,245
SPX Flow, Inc. (1 mo. USD Term SOFR + 3.000%)
1,892,562	7.312	04/05/29	1,908,705
Star U.S. Bidco LLC(1 mo. USD Term SOFR + 3.750%)
1,656,704	8.062	03/17/27	1,663,430
Titan Acquisition Ltd. (6 mo. USD Term SOFR + 4.500%)
3,302,323	8.785	02/15/29	3,328,478
TK Elevator U.S. Newco, Inc. (6 mo. USD Term SOFR + 3.500%)
2,468,714	7.737	04/30/30	2,485,946
Victory Buyer LLC(1 mo. USD Term SOFR + 3.750%)
1,027,185	8.176	11/19/28	1,006,826

			16,243,785

Media – 0.5%
Century De Buyer LLC(f) (3 mo. USD Term SOFR + 3.500%)
1,117,937	7.787	10/30/30	1,125,852
EW Scripps Co.(f) (1 mo. USD Term SOFR + 2.563%)
252,173	6.989	05/01/26	244,860
Gray Television, Inc.(f)
(1 mo. USD Term SOFR + 3.000%)
280,000	7.452	12/01/28	256,928
(1 mo. USD Term SOFR + 5.250%)
263,675	9.587	06/04/29	249,041
NEP Group, Inc.(f)
(1 mo. USD Term SOFR + 5.500%)
306,758	8.426	08/19/26	274,803
(1 mo. USD Term SOFR + 3.250%)
1,993,690	7.676	08/19/26	1,793,085
Sinclair Television Group, Inc.(f) (1 mo. USD Term SOFR + 2.500%)
397,596	6.926	09/30/26	396,769
Sunrise Financing Partnership(l)
420,000	0.000	02/29/32	418,950
United Talent Agency LLC(f) (1 mo. USD Term SOFR + 3.750%)
1,049,619	8.052	07/07/28	1,056,179
Virgin Media Bristol LLC(f) (6 mo. USD Term SOFR + 3.175%)
775,000	7.724	03/31/31	758,973
WideOpenWest Finance LLC(f)
(3 mo. USD Term SOFR + 3.000%)
796,375	7.551	12/11/28	711,760
(3 mo. USD Term SOFR + 7.000%)
388,609	11.551	12/11/28	403,182

			7,690,382

Metal Fabricate & Hardware(f) – 0.2%
Crosby U.S. Acquisition Corp.(1 mo. USD Term SOFR + 0.000%)
3,337,901	7.812	08/16/29	3,366,407

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Mining(f)(h) – 0.0%
Dominion Diamond(Fixed + 10.000%)
$467,153	10.000%	06/30/26	$ 467,153

Miscellaneous Manufacturing – 0.1%
LTI Holdings, Inc.(f) (1 mo. USD Term SOFR + 4.250%)
498,750	8.562	07/19/29	500,176
Rohm Holding GmbH(f) (6 mo. USD Term SOFR + 5.500%)
739,662	9.737	01/31/29	712,849
Touchdown Acquirer, Inc.(l)
600,000	0.000	02/21/31	600,564

			1,813,589

Oil & Gas Services(f) – 0.1%
BANGL LLC (3 mo. USD Term SOFR + 4.500%)
287,818	8.810	02/01/29	289,528
MRC Global U.S., Inc.(h) (3 mo. USD Term SOFR + 0.000%)
500,000	7.931	10/24/31	502,500

			792,028

Packaging(f) – 1.3%
Brook & Whittle Holding Corp. (3 mo. USD Term SOFR + 4.000%)
1,607,524	8.664	12/14/28	1,393,016
Charter NEX U.S., Inc. (1 mo. USD Term SOFR + 3.000%)
3,844,548	7.326	11/29/30	3,868,154
LABL, Inc. (1 mo. USD Term SOFR + 5.000%)
5,515,253	9.412	10/29/28	5,152,625
Pregis TopCo Corp.
(1 mo. USD Term SOFR + 4.000%)
2,469,518	8.312	07/31/26	2,483,914
247,442	8.426	07/31/26	248,989
Pretium Packaging LLC
(3 mo. USD Term SOFR + 5.000%)
578,845	9.571	10/02/28	589,843
(3 mo. USD Term SOFR + 4.600%)
2,972,691	9.171	10/02/28	1,973,123
Proampac PG Borrower LLC (3 mo. USD Term SOFR + 4.000%)
1,605,614	8.302–8.523	09/15/28	1,606,947
Trident TPI Holdings, Inc.
(6 mo. USD Term SOFR + 3.750%)
2,870,009	8.188	09/15/28	2,897,734
2,379	0.000	09/15/28	2,385

			20,216,730

Pharmaceuticals – 0.6%
Curium Bidco SARL(f) (3 mo. USD Term SOFR + 0.000%)
1,236,894	7.829	07/31/29	1,244,043
Gainwell Acquisition Corp.(f) (3 mo. USD Term SOFR + 4.000%)
709,169	8.429	10/01/27	673,711
Grifols Worldwide Operations USA, Inc.(f) (1 mo. USD Term SOFR + 2.000%)
270,647	6.462	11/15/27	269,024
Lannett Co., Inc.(h)(l)
403,700	0.000	06/16/30	403,699
MI Opco Holdings, Inc.(l)
87,030	0.000	03/31/28	87,248

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Pharmaceuticals – (continued)
Option Care Health, Inc.(f) (1 mo. USD Term SOFR + 2.250%)
$603,677	6.562%	10/27/28	$ 607,902
Pathway Vet Alliance LLC(f) (3 mo. USD Term SOFR + 3.750%)
2,268,042	8.340	03/31/27	1,848,454
Sharp Services LLC(f) (3 mo. USD Term SOFR + 3.250%)
965,869	7.579	12/31/28	970,698
Southern Veterinary Partners LLC(f) (3 mo. USD Term SOFR + 0.000%)
3,502,819	7.715	12/04/31	3,526,919

			9,631,698

Pipelines(f) – 0.7%
Brazos Delaware II LLC (6 mo. USD Term SOFR + 3.500%)
786,913	8.255	02/11/30	793,429
CPPIB Capital, Inc. (3 mo. USD Term SOFR + 3.250%)
473,812	7.579	08/20/31	477,167
CQP Holdco LP (3 mo. USD Term SOFR + 2.000%)
762,928	6.329	12/31/30	764,141
Epic Y-Grade Services LP (3 mo. USD Term SOFR + 5.750%)
1,393,000	10.044	06/29/29	1,395,507
Freeport LNG Investments LLLP
(3 mo. USD Term SOFR + 3.000%)
1,478,012	7.555	11/16/26	1,475,795
(3 mo. USD Term SOFR + 3.250%)
105,932	7.543	12/21/28	106,087
GIP Pilot Acquisition Partners LP (3 mo. USD Term SOFR + 0.000%)
917,226	6.302	10/04/30	920,665
M6 ETX Holdings II Midco LLC (1 mo. USD Term SOFR + 4.500%)
956,319	8.912	09/19/29	959,772
Prairie ECI Acquiror LP (1 mo. USD Term SOFR + 4.250%)
975,027	8.562	08/01/29	983,354
TransMontaigne Operating Co.
LP (1 mo. USD Term SOFR + 3.250%)
645,013	7.562	11/17/28	651,753
Traverse Midstream Partners LLC (3 mo. USD Term SOFR + 3.000%)
2,245,525	7.291	02/16/28	2,256,752

			10,784,422

Real Estate(f) – 0.3%
CoreLogic, Inc.(1 mo. USD Term SOFR + 3.500%)
3,723,712	7.926	06/02/28	3,706,247
Forest City Enterprises LP(1 mo. USD Term SOFR + 3.500%)
1,035,960	7.925	12/08/25	999,443

			4,705,690

Real Estate Investment Trust(f)(h) – 0.1%
CHPPR Midco, Inc.(3 mo. USD Term SOFR + 8.750%)
847,615	13.076	12/31/29	852,913

Retailers(l) – 0.0%
White Cap Buyer LLC
600,000	0.000	10/19/29	600,972

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Retailing – 0.7%
Great Outdoors Group LLC(l)
$1,625,000	0.000%		01/16/32	$ 1,634,474
IRB Holding Corp.(f) (1 mo. USD Term SOFR + 2.500%)
812,293	6.812		12/15/27	814,730
Johnstone Supply LLC (1 mo. USD Term SOFR + 2.500%)
390,910	6.799	(f)	06/09/31	391,938
Kodiak Building Partners, Inc.(f) (3 mo. USD Term SOFR + 3.750%)
600,000	8.046		12/04/31	599,916
LBM Acquisition LLC(f) (1 mo. USD Term SOFR + 3.750%)
734,559	8.152		06/06/31	724,738
Les Schwab Tire Centers(f) (1 mo. USD Term SOFR + 2.500%)
1,061,836	6.812		04/23/31	1,063,493
PetSmart, Inc.(f) (1 mo. USD Term SOFR + 3.750%)
969,653	8.162		02/11/28	971,107
Specialty Building Products Holdings LLC(f) (1 mo. USD Term SOFR + 3.750%)
1,020,727	8.162		10/15/28	1,016,052
Whatabrands LLC(f) (1 mo. USD Term SOFR + 1.500%)
3,447,087	6.812		08/03/28	3,458,738

				10,675,186

Semiconductors(f) – 0.1%
Instructure Holdings, Inc.(3 mo. USD Term SOFR + 5.000%)
290,832	9.516		11/12/32	296,469
Ultra Clean Holdings, Inc.(1 mo. USD Term SOFR + 3.250%)
558,194	7.562		02/25/28	562,145

				858,614

Software – 3.9%
Applied Systems, Inc.(f)
(3 mo. USD Term SOFR + 3.000%)
610,387	7.329		02/24/31	616,003
(3 mo. USD Term SOFR + 5.250%)
5,073,000	9.579		02/23/32	5,178,265
Athenahealth Group, Inc.(f)(l)
1,300,000	0.000		02/15/29	1,300,170
Avaya, Inc.(f) (1 mo. USD Term SOFR + 7.500%)
2,532,311	11.812		08/01/28	2,116,582
Bracket Intermediate Holding Corp.(f) (3 mo. USD Term SOFR + 4.250%)
1,103,718	8.579		05/08/28	1,112,912
CCC Intelligent Solutions, Inc.(f) (1 mo. USD Term SOFR + 2.000%)
941,168	6.312		01/23/32	943,521
Central Parent, Inc.(f) (3 mo. USD Term SOFR + 0.000%)
3,208,738	7.579		07/06/29	3,059,788
Cloud Software Group, Inc. (f)
(3 mo. USD Term SOFR + 3.500%)
190,000	8.079		03/21/31	191,292
579,562	7.829		03/30/29	583,121
CommerceHub, Inc.(f) (3 mo. USD Term SOFR + 4.000%)
876,674	8.458		12/29/27	849,462
ConnectWise LLC(f) (3 mo. USD Term SOFR + 3.500%)
969,485	8.090		09/29/28	976,271

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Darktrace PLC(f)
(3 mo. USD Term SOFR + 3.250%)
$325,000	7.535%		10/09/31	$ 325,117
(3 mo. USD Term SOFR + 5.250%)
250,000	9.535		10/09/32	247,278
Databricks, Inc.(f)(h) (1 mo. USD Term SOFR + 4.500%)
364,754	8.833		01/03/31	365,666
Drake Software LLC(f) (1 mo. USD Term SOFR + 4.250%)
274,313	8.562		06/26/31	255,454
DTI Holdco, Inc.(f) (1 mo. USD Term SOFR + 4.750%)
447,710	9.062		04/26/29	451,019
Dun & Bradstreet Corp.(f) (1 mo. USD Term SOFR + 2.250%)
771,437	6.561		01/18/29	772,525
Ellucian Holdings, Inc.(f)
(1 mo. USD Term SOFR + 3.000%)
1,845,512	7.312		10/09/29	1,855,312
(1 mo. USD Term SOFR + 4.750%)
3,230,000	9.062		11/22/32	3,304,710
Epicor Software Corp. (1 mo. USD Term SOFR + 2.750%)
4,072,108	7.062	(f)	05/30/31	4,103,056
Flash Charm, Inc.(f) (3 mo. USD Term SOFR + 3.500%)
216,375	8.071		03/02/28	205,760
Genesys Cloud Services Holdings II LLC(l)
1,000,000	0.000		01/23/32	1,001,880
iSolved, Inc.(f) (1 mo. USD Term SOFR + 3.250%)
1,058,475	7.562		10/15/30	1,067,737
Marcel Lux IV SARL(f)(h) (1 mo. USD Term SOFR + 3.500%)
1,020,879	7.900		11/09/30	1,033,640
Mavenir Systems, Inc.(f) (3 mo. USD Term SOFR + 4.750%)
732,917	10.073		08/18/28	509,561
Mitnick Corporate Purchaser, Inc.(l)
355,000	0.000		05/02/29	326,866
Modena Buyer LLC(l)
669,272	0.000		07/01/31	630,373
Mosel Bidco SE(f) (3 mo. USD Term SOFR + 4.500%)
820,000	8.829		09/16/30	830,250
Motus LLC
140,550	0.000	(l)	12/11/28	140,609
(3 mo. USD Term SOFR + 3.750%)
860,962	8.179	(f)	12/11/28	861,324
Open Text Corp.(f) (1 mo. USD Term SOFR + 1.750%)
586,399	6.062		01/31/30	586,733
Particle Investments SARL(f) (1 mo. USD Term SOFR + 3.750%)
286,610	8.062		03/28/31	288,940
Pegasus Bidco Ltd.(f) (3 mo. USD Term SOFR + 4.500%)
340,000	8.829		08/16/31	341,700
Planview Parent, Inc.(l)
590,000	0.000		12/17/27	593,564
PointClickCare Technologies, Inc.(f) (3 mo. USD Term SOFR + 3.250%)
1,590,419	7.579		11/03/31	1,600,359
Polaris Newco LLC (3 mo. USD Term SOFR + 4.000%)
5,388,140	8.552	(f)	06/02/28	5,392,019
Project Alpha Intermediate Holding, Inc.(l)
149,805	0.000		10/28/30	151,162

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(k) – (continued)
Software – (continued)
Project Boost Purchaser LLC(f)
(3 mo. USD Term SOFR + 3.500%)
$1,933,633	7.308%	07/16/31	$ 1,947,323
(3 mo. USD Term SOFR + 5.250%)
1,500,000	9.557	07/16/32	1,533,750
Quest Software U.S. Holdings, Inc.(f) (3 mo. USD Term SOFR + 4.250%)
2,123,095	8.691	02/01/29	1,117,279
Quickbase, Inc.(f) (1 mo. USD Term SOFR + 3.500%)
380,969	7.812	10/02/28	382,873
RealPage, Inc.(f)
(3 mo. USD Term SOFR + 0.000%)
1,850,000	8.079	04/24/28	1,859,916
(3 mo. USD Term SOFR + 3.000%)
2,698,972	7.590	04/24/28	2,695,328
Rocket Software, Inc.(f) (1 mo. USD Term SOFR + 4.250%)
403,988	8.562	11/28/28	408,928
SS&C Technologies, Inc.(f) (1 mo. USD Term SOFR + 2.000%)
612,961	6.312	05/09/31	614,573
UKG, Inc.(f) (3 mo. USD Term SOFR + 3.000%)
3,488,953	7.300	02/10/31	3,508,317
VS Buyer LLC(f) (1 mo. USD Term SOFR + 2.750%)
558,600	7.049	04/12/31	561,047
Waystar Technologies, Inc.(f) (1 mo. USD Term SOFR + 2.250%)
238,412	6.562	10/22/29	239,206
Zelis Payments Buyer, Inc.(f) (1 mo. USD Term SOFR + 2.750%)
1,017,433	7.062	09/28/29	1,019,875
Zuora Inc(l)
690,000	0.000	12/13/31	689,572

			60,747,988

Telecommunications – 0.5%
Altice France SA(f)
(3 mo. USD LIBOR + 4.000%)
211,109	8.682	08/14/26	177,385
(3 mo. USD Term SOFR + 5.500%)
181,418	9.802	08/15/28	152,845
(6 mo. USD LIBOR + 3.688%)
229,572	8.370	01/31/26	193,456
Delta TopCo, Inc.(f)
(3 mo. USD Term SOFR + 2.750%)
398,997	7.050	11/30/29	398,997
332,700	0.000	11/30/29	332,910
(6 mo. USD Term SOFR + 5.250%)
231,000	9.948	11/29/30	233,647
Ensono LP(f) (1 mo. USD Term SOFR + 4.000%)
1,172,944	8.426	05/26/28	1,171,114
Level 3 Financing, Inc. (f)
(1 mo. USD Term SOFR + 6.560%)
229,159	10.872	04/15/29	232,024
230,841	10.872	04/15/30	233,354
Lumen Technologies, Inc. (f)
(1 mo. USD Term SOFR + 2.350%)
55,583	6.776	04/15/29	52,021
56,830	6.776	04/15/30	52,923

Principal Amount		Interest Rate		Maturity Date	Value

Bank Loans(k) – (continued)
Telecommunications – (continued)
Numericable Group SA(f) (3 mo. USD LIBOR + 2.750%)
	$56,566	7.432%		07/31/25	$ 51,677
Nuuday AS(f) (6 mo. EUR EURIBOR + 6.500%)
EUR	400,000	9.897		02/03/28	419,284
Syniverse Holdings, Inc.(f) (3 mo. USD Term SOFR + 7.000%)
	$997,449	11.329		05/13/27	997,449
Zayo Group Holdings, Inc. (1 mo. USD Term SOFR + 3.000%)
	2,536,161	7.426	(f)	03/09/27	2,437,428

					7,136,514

Transportation(f) – 0.1%
Kenan Advantage Group, Inc. (1 mo. USD Term SOFR + 3.250%)
	1,357,498	7.562		01/25/29	1,355,462
LaserShip, Inc. (3 mo. USD Term SOFR + 3.500%)
	315,863	9.278		08/10/29	77,914
Third Coast Infrastructure LLC (1 mo. USD Term SOFR + 4.250%)
	485,000	8.562		09/25/30	486,212

					1,919,588

TOTAL BANK LOANS (Cost $387,462,813)					$ 383,422,195

Shares	Description	Value

Common Stocks – 0.4%
Chemicals(e)(h) – 0.1%
80,232	Cornerstone Chemical
	Reorg Equity	$ 1,633,524

Commercial Services & Supplies(e)(h) – 0.0%
1,565	Monitronics	19,563

Diversified Consumer Services(e) – 0.0%
7,679	Premier Brands Group
	Holding	12,156

Energy Equipment & Services(e) – 0.1%
73,839	Enviva Equity(h)	1,329,102
17,933	Parker Drilling Co.(i)	345,210

		1,674,312

Financial Services(e)(h) – 0.0%
240	Voyager Aviation
	Holdings LLC	—

Health Care Equipment & Supplies(e) – 0.0%
47,389	Envision Parent, Inc.	544,974

Health Care Providers & Services(e) – 0.0%
4,117	Air Methods Corp.	157,463

Media(e) – 0.0%
2,505	Audacy Class A	43,211
1,128	Beasley Broadcast Group,
	Inc. Class A	8,787

		51,998

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining(e) – 0.0%
627	Arctic Canadian Diamond Co. Ltd.(h)	$ 73,932
1,239,530	Burgundy Diamond Mines Ltd.	43,925
7,732	Tacora Restructure(h)	7,732

		125,589

Oil, Gas & Consumable Fuels – 0.0%
85	Expand Energy Corp.	8,636

Pharmaceuticals(e)(h) – 0.0%
65,267	Lannett Co., Inc.	143,587

Professional Services(e) – 0.0%
61,506	Avaya Holdings Corp.(i)	355,566
865	Skillsoft Corp.	25,950

		381,516

Real Estate Management & Development(e)(h) – 0.1%
48,279	WeWork, Inc. Class A	711,251

Semiconductors & Semiconductor Equipment(e) – 0.0%
18,377	Bright Bidco BV	5,623

Specialty Retail(e)(h) – 0.1%
7,504	GTRC Reorg Equity	830,768
343	Rite Aid Corp.	—

		830,768

Wireless Telecommunication Services(e) – 0.0%
5,606	IQOR US, Inc.	8,409
14,518	Windstream Corp.	281,286

		289,695

TOTAL COMMON STOCKS (Cost $9,086,094)		$ 6,590,655

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b)(c)(f) – 0.1%
Collateralized Loan Obligations – 0.1%
Benefit Street Partners CLO XXXIII Ltd. Series 2023-33A, Class E (3 mo. USD Term SOFR + 6.980%)
$250,000	11.280%	01/25/36	$ 253,898
Carlyle U.S. CLO Ltd. Series 2021-4A, Class E (3 mo. USD Term SOFR + 6.862%)
250,000	11.150	04/20/34	252,193
OHA Credit Funding 17 Ltd. Series 2024-17A, Class D1 (3 mo. USD Term SOFR + 3.300%)
250,000	7.593	04/20/37	253,266

			759,357

TOTAL ASSET-BACKED SECURITIES (Cost $738,788)			$ 759,357

Units	Expiration Date	Value

Warrants(e) – 0.0%
Audacy(h)
3,036	12/31/99	$ 304
Avation PLC
20,510	10/31/26	13,987
Expand Energy Corp.
162	02/09/26	13,665
Guitar Center, Inc.(h)
3,972	12/31/99	96,203
Intelsat SA
1	02/17/27	1

TOTAL WARRANTS (Cost $379,871)		$ 124,160

Shares	Dividend Rate	Value

Preferred Stocks(e)(h) – 0.0%
Financial Services – 0.0%
Voyager Aviation Holdings LLC
1,441	0.000%	$ —

Specialty Retail – 0.0%
Guitar Center, Inc.
103	0.000	9,788

TOTAL PREFERRED STOCKS (Cost $84,145)		$ 9,788

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations(a) – 0.3%
U.S. Treasury Bills
$5,060,000	0.000%	03/18/25	$ 5,034,468
(Cost $5,033,795)

Shares	Dividend Rate	Value

Investment Companies – 4.6%
Endo GUC Trust
159,336	%(h)	$ —
Goldman Sachs Financial Square Government Fund — Institutional Shares
71,539,570	4.308(m)	71,539,570

TOTAL INVESTMENT COMPANIES (Cost $ 71,539,570)		$ 71,539,570

TOTAL INVESTMENTS – 97.9% (Cost $ 1,521,028,430)		$1,510,247,634

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		32,823,207

NET ASSETS – 100.0%		$1,543,070,841

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on January 31, 2025.

(e)	Security is currently in default and/or non-income producing.

(f)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on January 31, 2025.

(g)	Pay-in-kind securities.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	Restricted securities are not registered under the Securities Act of 1933, as amended, and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time consuming negotiations and prompt sale at an acceptable price may be difficult. Total market value of Restricted securities amounts to $84,284, which represents approximately 0.0% of the Fund’s net assets as of May 31, 2021. See additional details below:

Restricted Security	Acquisition Date	Cost
Avaya Holdings Corp.	05/01/23	$132,475
Avaya Holdings Corp.	05/01/23	668,883
Chesapeake Energy Corp.	12/06/19	42,991
Chesapeake Energy Corp.	06/21/19	316,924
Entorian Technologies, Inc.	04/23/24	—
Neiman Marcus Group Ltd. LLC	04/23/18	605,000
Par Pharmaceutical, Inc.	04/23/24	—
Parker Drilling Co.	04/16/20	335,637
Rite Aid Corp.	09/04/24	—
Rite Aid Corp.	09/04/24	—

(j)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $719,562, which represents approximately 0.0% of the Fund’s net assets as of January 31, 2025.

(k)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on January 31, 2025. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the Secured Overnight Financing Rate(“SOFR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(l)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(m)	Represents an affiliated issuer.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At January 31, 2025, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Air Comm Corp. LLC, due 12/11/31	$153,846	$154,231	$(376)
Amspec Parent LLC, due 12/22/31	79,333	79,631	694
Archkey Solutions LLC, due 10/10/31	74,483	74,793	1,048
Databricks, Inc., due 01/03/31	80,246	80,447	602
Enviva Partners LP/Fin C, due 08/30/29	83,333	84,419	1,925
Hanger, Inc., due 10/23/31	73,004	73,694	1,053

TOTAL	$544,245	$547,215	$4,946

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	BRL	16,598,260	USD	2,812,978	02/03/25	$25,398
	PLN	23,166,197	USD	5,593,090	03/10/25	95,857
	PLN	29,700,000	USD	7,284,297	03/19/25	6,578
	THB	261,423,759	USD	7,598,070	02/10/25	169,563
	TRY	118,859,100	USD	2,683,000	03/03/25	543,537
	TRY	84,730,000	USD	2,111,426	03/19/25	155,348
	TRY	213,000,000	USD	4,946,628	06/18/25	325,926
	TRY	471,990,534	USD	11,355,500	07/16/25	70,006
	USD	123,604	AUD	191,000	03/13/25	4,838
	USD	5,417,141	HUF	2,116,174,517	03/19/25	50,767
	USD	1,476,100	MXN	30,368,943	02/24/25	15,752
	ZAR	67,053,600	USD	3,496,284	03/19/25	78,196
BNP Paribas SA	BRL	3,427,027	USD	556,600	02/03/25	29,437
	THB	268,238,983	USD	7,785,109	02/10/25	185,023
	TRY	88,072,673	USD	1,835,096	03/03/25	555,715
	USD	7,959,200	CNH	57,808,696	03/13/25	51,446
	USD	646,000	PLN	2,627,894	03/10/25	665
Citibank NA	BRL	22,894,825	USD	3,743,123	03/06/25	140,957
	CNH	41,581,993	USD	5,663,733	03/19/25	26,101
	COP	16,547,530,000	USD	3,731,123	03/19/25	177,900
	CZK	5,000,000	USD	205,966	03/19/25	141
	EUR	2,202,323	USD	2,276,657	04/07/25	15,389
	GBP	276,997	USD	340,447	04/07/25	2,927
	IDR	15,176,999,667	USD	923,693	03/19/25	4,671
	NGN	1,180,000,000	USD	670,455	01/28/26	15,902
	PEN	3,650,000	USD	972,388	03/19/25	6,759
	THB	131,832,668	USD	3,883,500	03/19/25	42,570
	USD	1,938,234	BRL	11,377,784	03/06/25	8,007
	USD	1,036,634	CAD	1,486,198	04/07/25	11,078
	USD	525,202	COP	2,203,400,000	03/19/25	4,693
	USD	13,915,604	CZK	332,230,000	03/19/25	220,622
	USD	4,328,571	EUR	4,150,000	03/19/25	13,628
	USD	1,192,865	EUR	1,141,700	04/07/25	4,652
	USD	174,400	HUF	68,190,000	03/19/25	1,478
	USD	1,868,314	IDR	29,909,275,000	03/19/25	38,788
	USD	637,011	INR	55,000,000	03/19/25	4,692
	USD	1,737,472	MXN	35,900,000	03/19/25	18,176

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Citibank NA (continued)	USD	427,372	PHP	25,000,000	03/19/25	$117
	USD	520,480	PLN	2,100,000	03/19/25	4,964
	USD	328,462	RON	1,570,000	03/19/25	1,685
	USD	1,821,290	ZAR	33,870,000	03/19/25	15,755
	ZAR	170,936,400	USD	8,981,558	03/19/25	130,685
HSBC Bank PLC	BRL	12,661,192	USD	2,033,635	03/06/25	114,325
	CNH	10,502,430	USD	1,432,094	03/19/25	4,996
	CZK	2,110,000	USD	86,557	03/19/25	420
	HUF	44,910,000	USD	111,543	03/19/25	2,344
	IDR	31,854,525,951	USD	1,944,693	03/19/25	3,822
	KRW	6,750,580,000	USD	4,636,069	03/19/25	5,068
	PLN	850,000	USD	206,276	03/19/25	2,385
	THB	24,940,000	USD	731,498	03/19/25	11,233
	TRY	130,868,480	USD	3,225,091	03/19/25	276,021
	TRY	75,470,000	USD	1,668,638	06/18/25	199,529
	USD	6,037,841	CNH	43,771,328	03/19/25	48,432
	USD	2,337,798	EUR	2,240,000	03/19/25	8,768
	USD	7,054,830	MXN	145,720,000	03/19/25	76,114
	USD	9,372,974	ZAR	168,810,000	03/19/25	374,083
JPMorgan Securities, Inc.	THB	294,617,018	USD	8,561,136	02/10/25	192,763
	TRY	50,927,692	USD	1,071,711	03/03/25	310,767
MS & Co. Int. PLC	EUR	5,812,517	USD	5,946,697	02/14/25	86,843
	GBP	315,690	USD	384,664	02/14/25	6,742
	USD	195,000	EUR	187,458	02/14/25	414
	USD	45,000	GBP	36,246	02/14/25	61
	USD	2,956,113	MXN	60,649,533	02/27/25	40,913
Standard Chartered Bank	BRL	15,553,712	USD	2,512,716	03/06/25	125,953
	CLP	2,093,760,000	USD	2,120,800	03/19/25	12,624
	COP	1,800,000,000	USD	404,767	03/19/25	20,447
	MYR	16,020,000	USD	3,589,955	03/19/25	15,320
	PEN	17,910,000	USD	4,760,184	03/19/25	44,340
	THB	80,417,332	USD	2,347,809	03/19/25	47,076
	TRY	28,400,000	USD	733,451	03/19/25	26,331
	USD	481,934	CZK	11,600,000	03/19/25	3,766
	USD	1,867,512	IDR	29,909,275,000	03/19/25	37,986
	USD	10,006,956	INR	856,120,000	03/19/25	164,403
	USD	4,886,518	MYR	21,530,000	03/19/25	41,226
	USD	4,693,391	PHP	273,390,000	03/19/25	21,096

TOTAL						$5,603,000

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	CLP	5,019,900,000	USD	5,130,357	03/19/25	$(15,359)
	COP	3,321,510,000	USD	789,597	03/19/25	(4,957)
	EUR	8,354,639	USD	8,811,509	03/19/25	(124,812)
	EUR	22,365,000	USD	23,578,921	04/17/25	(289,951)
	JPY	401,978,434	USD	2,671,400	03/13/25	(67,258)
	MYR	7,253,587	USD	1,643,947	03/17/25	(11,665)
	PLN	9,850,000	USD	2,429,930	03/19/25	(11,913)
	RON	31,860,000	USD	6,701,709	03/19/25	(70,430)
	SGD	5,410,000	USD	4,005,221	03/19/25	(16,556)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC (continued)	USD	2,667,900	BRL	16,598,260	02/03/25	$(170,477)
	USD	5,056,137	CNH	37,008,396	04/22/25	(16,387)
	USD	438,513	COP	1,930,912,840	03/19/25	(17,627)
	USD	3,212,022	HUF	1,295,390,000	03/19/25	(72,938)
	USD	7,725,096	JPY	1,207,029,155	03/13/25	(94,416)
	USD	5,911,289	SGD	8,080,000	03/19/25	(45,904)
	USD	7,035,200	THB	240,097,306	03/12/25	(111,914)
	USD	3,355,700	TRY	126,791,769	03/03/25	(86,177)
	USD	4,002,211	TRY	156,170,000	03/19/25	(175,790)
	USD	1,378,053	TRY	61,300,000	06/18/25	(139,352)
	ZAR	2,990,000	USD	162,172	03/19/25	(2,781)
BNP Paribas SA	CNH	57,808,696	USD	7,923,417	03/13/25	(15,662)
	JPY	805,050,723	USD	5,296,300	03/13/25	(80,930)
	USD	580,793	BRL	3,427,027	02/03/25	(5,244)
	USD	8,289,499	THB	286,745,116	02/10/25	(230,503)
	ZAR	27,012,625	USD	1,476,100	02/24/25	(33,032)
Citibank NA	CAD	1,464,705	USD	1,019,725	04/07/25	(9,001)
	CNH	2,240,000	USD	308,852	03/19/25	(2,344)
	EUR	5,590,000	USD	5,813,538	03/19/25	(1,361)
	EUR	2,070,000	USD	2,165,123	04/07/25	(10,790)
	IDR	126,020,073,835	USD	7,914,094	03/19/25	(205,548)
	INR	820,350,000	USD	9,627,674	03/19/25	(196,358)
	MXN	215,990,000	USD	10,419,470	03/19/25	(75,435)
	PHP	40,950,000	USD	704,528	03/19/25	(4,684)
	PLN	10,420,000	USD	2,570,069	03/19/25	(12,126)
	USD	6,979,675	BRL	41,699,694	03/06/25	(94,628)
	USD	8,529,426	COP	37,741,343,611	03/19/25	(386,211)
	USD	893,297	GBP	725,624	04/07/25	(6,206)
	USD	4,873,237	PEN	18,260,000	03/19/25	(25,177)
	USD	349,986	PLN	1,450,000	03/19/25	(5,966)
	USD	1,832,106	SGD	2,500,000	03/19/25	(11,085)
	USD	3,372,806	THB	114,840,960	03/19/25	(47,240)
HSBC Bank PLC	IDR	8,117,070,000	USD	499,042	03/19/25	(2,527)
	INR	195,420,000	USD	2,250,294	03/19/25	(3,609)
	MXN	35,450,000	USD	1,722,214	03/19/25	(24,468)
	PEN	18,238,108	USD	4,894,828	03/19/25	(2,286)
	TRY	12,440,000	USD	308,951	06/18/25	(1,014)
	USD	8,215,350	BRL	49,129,970	03/06/25	(119,490)
	USD	680,303	CZK	16,590,000	03/19/25	(3,560)
	USD	355,533	PEN	1,330,000	03/19/25	(1,252)
	USD	1,082,410	PLN	4,500,000	03/19/25	(22,268)
	USD	4,732,427	SGD	6,460,000	03/19/25	(30,377)
	USD	1,681,171	TRY	70,000,000	03/19/25	(191,532)
	USD	1,719,575	TRY	75,470,000	06/18/25	(148,592)
JPMorgan Securities, Inc.	USD	7,782,851	THB	268,806,976	02/10/25	(204,159)
MS & Co. Int. PLC	EGP	35,978,060	USD	693,219	04/28/25	(4,078)
	THB	240,097,306	USD	7,155,378	03/12/25	(8,264)
	USD	3,093,600	EUR	3,000,000	02/14/25	(20,477)
	USD	7,782,851	THB	268,727,669	02/10/25	(201,803)
	ZAR	41,064,039	USD	2,206,140	02/27/25	(12,936)
Standard Chartered Bank	KRW	6,962,250,000	USD	4,852,757	03/19/25	(66,093)
	MYR	10,162,000	USD	2,297,444	03/19/25	(10,501)
	TWD	184,550,000	USD	5,729,961	03/19/25	(123,980)
	USD	2,019,799	BRL	12,650,000	03/06/25	(126,259)
	USD	4,847,368	PEN	18,150,000	03/19/25	(21,538)

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Standard Chartered Bank (continued)	USD	7,423,038	THB	256,699,040	03/19/25	$(221,642)
	USD	453,019	TRY	17,400,000	03/19/25	(12,482)
	USD	776,585	ZAR	14,750,000	03/19/25	(9,705)

TOTAL						$(4,601,087)

SWAP CONTRACTS — At January 31, 2025, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)			Unrealized Appreciation/ (Depreciation)*

6M MIBOR(a)	6.035%(a)	Citibank NA	03/19/27	INR	668,180	(b)	$(934)
6M MIBOR(a)	6.170(a)	Citibank NA	03/19/30		530,000	(b)	25,598
12M CNRR(c)	1.443(c)	Citibank NA	03/19/30		11,400	(b)	(2,107)
12M CNRR(c)	1.460(c)	Citibank NA	03/19/30		37,500	(b)	(2,698)
2.665%(c)	3M KWCDC(c)	Citibank NA	03/19/35		7,870,000	(b)	7,563
3M KWCDC(c)	2.664(c)	HSBC Bank PLC	03/19/28		25,552,673	(b)	44,806
3M KWCDC(c)	2.565(c)	HSBC Bank PLC	03/19/28		24,883,460	(b)	(5,401)
6M BUBOR(a)	6.550(d)	HSBC Bank PLC	06/18/34		340,000		18,190
2.805(c)	3M KWCDC(c)	HSBC Bank PLC	03/19/35		8,235,854	(b)	(63,018)

TOTAL							$21,999

(a)	Payments made semi-annually.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to January 31, 2025.
(c)	Payments made quarterly.
(d)	Payments made annually.
*	There are no upfront payments on the swap contracts, therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2025(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
American Airlines Group, Inc., 3.750%, 03/01/25	5.000%	3.164%	Citibank NA	06/20/28	$ 630	$38,425	$(33,592)	$72,017
CCO Holdings LLC, 5.000%, 02/01/28	5.000	1.938	Citibank NA	12/20/29	1,098	149,064	142,619	6,445

TOTAL						$187,489	$109,027	$78,462

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at January 31, 2025(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 43	5.000%	2.988%	12/20/29	$ 36,120	$3,159,811	$2,401,110	$758,701

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

PURCHASED OPTIONS CONTRACTS — At January 31, 2025, the Fund had the following purchased options:

OVER-THE-COUNTER OPTIONS ON FOREIGN CURRENCY

Description	Counterparty	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract Puts
Put EUR/Call MXN	Capital Securities Corp.	$21.330	03/13/2025	4,900,000	$4,900,000	$49,953	$119,312	$(69,359)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombia Peso
CZK	— Czech Republic Koruna
DOP	— Dominican Republic Peso
EGP	— Egypt Pound
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesia Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysia Ringgit
NGN	— Nigeria Naira
PEN	— Peru Nuevo Sol
PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romania New Leu
SGD	— Singapore Dollar
THB	— Thailand Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
UYU	— Uruguay Peso
ZAR	— South African Rand

GOLDMAN SACHS MULTI-MANAGER NON-CORE FIXED INCOME FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PIK	— Payment in kind
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SOFR	— Secured Overnight Financing Rate
SpA	— Stand-by Purchase Agreement
SPX	— S&P 500 Index

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
BUBOR	— Budapest Interbank Offered Rate
CDX.NA.HY Ind 43	— CDX North America High Yield Index 43
CNRR	— China Fixing Repo Rate
KWCDC	— South Korean Won Certificate of Deposit
MIBOR	— Mumbai Interbank Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Australia – 4.4%
523,648	Aurizon Holdings Ltd. (Ground Transportation)	$ 1,059,770
774,034	Cleanaway Waste Management Ltd. (Commercial Services & Supplies)	1,325,361
541,101	Goodman Group (Industrial REITs)	12,066,636
1,587,976	Mirvac Group (Diversified REITs)	1,921,009
809,867	National Storage REIT (Specialized REITs)	1,119,352
400,839	NEXTDC Ltd.* (IT Services)	3,645,219
1,941,580	Scentre Group (Retail REITs)	4,393,932
1,910,683	Stockland (Diversified REITs)	6,053,051
472,587	Transurban Group (Transportation Infrastructure)	3,892,735

		35,477,065

Belgium – 0.3%
6,820	Elia Group SA (Electric Utilities)	460,221
46,849	Shurgard Self Storage Ltd. (Specialized REITs)	1,734,039

		2,194,260

Brazil – 0.6%
130,386	Cia de Saneamento Basico do Estado de Sao Paulo SABESP ADR (Water Utilities)	2,109,646
529,151	Cia Paranaense de Energia - Copel (Electric Utilities)	785,027
677,619	Santos Brasil Participacoes SA (Transportation Infrastructure)	1,528,224

		4,422,897

Canada – 7.9%
105,625	Allied Properties Real Estate Investment Trust (Office REITs)	1,263,125
54,994	Canadian Apartment Properties REIT (Residential REITs)	1,532,877
190,313	Chartwell Retirement Residences (Health Care Providers & Services)	2,101,712
389,821	Enbridge, Inc. (Oil, Gas & Consumable Fuels)	16,857,777
126,297	First Capital Real Estate Investment Trust (Retail REITs)	1,444,288
97,707	GFL Environmental, Inc. (Commercial Services & Supplies)	4,214,103
29,177	Hydro One Ltd.(a) (Electric Utilities)	907,822
107,440	InterRent Real Estate Investment Trust (Residential REITs)	722,255
129,840	Keyera Corp. (Oil, Gas & Consumable Fuels)	3,684,317
863	Killam Apartment Real Estate Investment Trust (Residential REITs)	9,815
351,314	Pembina Pipeline Corp. (Oil, Gas &
	Consumable Fuels)	12,681,001
387,995	TC Energy Corp. (Oil, Gas & Consumable Fuels)	17,483,602

		62,902,694

Shares	Description	Value

Common Stocks – (continued)
China – 0.7%
10,750,000	China Tower Corp. Ltd. Class H(a) (Diversified Telecommunication Services)	$ 1,548,457
623,500	ENN Energy Holdings Ltd. (Gas Utilities)	4,244,197

		5,792,654

France – 3.9%
26,840	Eiffage SA (Construction & Engineering)	2,397,802
15,153	Gecina SA (Office REITs)	1,479,319
206,946	Klepierre SA (Retail REITs)	6,161,053
45,153	Unibail-Rodamco-Westfield* (Retail REITs)	3,780,506
162,404	Vinci SA (Construction & Engineering)	17,574,204

		31,392,884

Germany – 1.3%
49,470	RWE AG (Independent Power and Renewable Electricity Producers)	1,533,013
291,669	Vonovia SE (Real Estate Management & Development)	8,923,088

		10,456,101

Hong Kong – 1.7%
235,500	China Resources Gas Group Ltd. (Gas Utilities)	799,416
132,500	CLP Holdings Ltd. (Electric Utilities)	1,101,682
1,622,200	Hong Kong & China Gas Co. Ltd. (Gas Utilities)	1,245,508
818,000	Kunlun Energy Co. Ltd. (Gas Utilities)	781,053
945,324	Link REIT (Retail REITs)	3,905,858
454,302	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	4,061,161
357,800	Swire Properties Ltd. (Real Estate Management & Development)	706,573
338,000	Wharf Real Estate Investment Co. Ltd. (Real Estate Management & Development)	841,089

		13,442,340

Italy – 0.5%
184,040	Enel SpA (Electric Utilities)	1,308,099
343,794	Italgas SpA (Gas Utilities)	2,053,833
109,900	Terna - Rete Elettrica Nazionale (Electric Utilities)	906,556

		4,268,488

Japan – 5.3%
906	Advance Residence Investment Corp. (Residential REITs)	833,865
791	Daiwa House REIT Investment Corp. (Diversified REITs)	1,244,598
49,400	East Japan Railway Co. (Ground Transportation)	879,485

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
4,075	GLP J-Reit (Industrial REITs)	$ 3,336,774
6,815	Invincible Investment Corp. (Hotel & Resort REITs)	2,971,700
20,400	Japan Airport Terminal Co. Ltd. (Transportation Infrastructure)	662,548
1,729	Japan Hotel REIT Investment Corp. (Hotel & Resort REITs)	800,655
1,631	Japan Metropolitan Fund Invest (Retail REITs)	992,895
97,400	Kansai Electric Power Co., Inc. (Electric Utilities)	1,074,592
198,900	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	2,890,215
1,157,270	Mitsui Fudosan Co. Ltd. (Real Estate Management & Development)	10,445,275
532	Nippon Accommodations Fund, Inc. (Residential REITs)	2,000,717
4,334	Nippon Building Fund, Inc. (Office REITs)	3,451,104
1,374	Nippon Prologis REIT, Inc. (Industrial REITs)	2,095,410
864	Nomura Real Estate Master Fund, Inc. (Diversified REITs)	832,121
2,536	Sekisui House Reit, Inc. (Diversified REITs)	1,296,433
82,773	Sumitomo Realty & Development Co. Ltd. (Real Estate Management & Development)	2,860,089
141,100	Tokyo Gas Co. Ltd. (Gas Utilities)	3,991,548

		42,660,024

Luxembourg – 0.1%
235,527	SES SA (Media)	765,215

Malaysia – 0.2%
391,600	Tenaga Nasional Bhd. (Electric Utilities)	1,193,648

Mexico – 0.7%
7,130	Grupo Aeroportuario del Centro Norte SAB de CV ADR (Transportation Infrastructure)	539,028
14,630	Grupo Aeroportuario del Pacifico SAB de CV ADR* (Transportation Infrastructure)	2,711,671
74,793	Grupo Aeroportuario del Sureste SAB de CV Class B (Transportation Infrastructure)	2,032,354
145,224	Prologis Property Mexico SA de CV (Industrial REITs)	452,730

		5,735,783

Netherlands – 0.3%
50,053	Koninklijke Vopak NV (Oil, Gas & Consumable Fuels)	2,297,476

New Zealand – 0.1%
201,888	Auckland International Airport Ltd. (Transportation Infrastructure)	984,054

Shares	Description	Value

Common Stocks – (continued)
Philippines – 0.2%
240,330	International Container Terminal Services, Inc. (Transportation Infrastructure)	$ 1,435,004

Singapore – 1.3%
582,834	CapitaLand Ascendas REIT (Industrial REITs)	1,104,964
686,037	CapitaLand Integrated Commercial Trust (Retail REITs)	979,297
273,395	CapitaLand Investment Ltd. (Real Estate Management & Development)	492,186
1,413,806	Frasers Logistics & Commercial Trust (Industrial REITs)	917,097
2,462,428	Keppel DC REIT (Specialized REITs)	3,971,601
1,009,900	Mapletree Industrial Trust (Industrial REITs)	1,556,939
1,458,339	Mapletree Logistics Trust (Industrial REITs)	1,303,171

		10,325,255

Spain – 3.0%
24,313	Aena SME SA(a) (Transportation Infrastructure)	5,236,052
359,064	Cellnex Telecom SA*(a) (Diversified Telecommunication Services)	12,026,203
216,599	Merlin Properties Socimi SA (Diversified REITs)	2,496,147
36,605	Naturgy Energy Group SA (Gas Utilities)	899,225
184,285	Redeia Corp. SA (Electric Utilities)	3,099,879

		23,757,506

Sweden – 1.0%
43,397	Catena AB (Real Estate Management & Development)	1,890,430
348,443	Fastighets AB Balder Class B* (Real Estate Management & Development)	2,479,411
71,227	Sagax AB Class B (Real Estate Management & Development)	1,567,585
212,172	Wihlborgs Fastigheter AB (Real Estate Management & Development)	2,102,252

		8,039,678

Switzerland – 0.2%
3,890	PSP Swiss Property AG (Real Estate Management & Development)	574,638
5,208	Swiss Prime Site AG (Real Estate Management & Development)	594,554

		1,169,192

United Kingdom – 4.9%
67,972	Big Yellow Group PLC (Specialized REITs)	804,859
632,789	Grainger PLC (Real Estate Management & Development)	1,663,838
714,183	LondonMetric Property PLC (Diversified REITs)	1,643,003
1,617,180	National Grid PLC (Multi-Utilities)	19,618,410

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
124,424	Pennon Group PLC (Water Utilities)	$ 889,364
160,882	Safestore Holdings PLC (Specialized REITs)	1,221,680
382,887	Segro PLC (Industrial REITs)	3,385,323
57,003	Severn Trent PLC (Water Utilities)	1,780,278
81,410	SSE PLC (Electric Utilities)	1,640,046
1,188,316	Tritax Big Box REIT PLC (Industrial REITs)	2,152,626
404,893	UNITE Group PLC (Residential REITs)	4,288,544
20,708	United Utilities Group PLC (Water Utilities)	261,648

		39,349,619

United States – 58.1%
45,021	Agree Realty Corp. (Retail REITs)	3,267,174
628	Alexandria Real Estate Equities, Inc. (Health Care REITs)	61,136
21,619	Alliant Energy Corp. (Electric Utilities)	1,272,927
12,494	Ameren Corp. (Multi-Utilities)	1,176,935
18,570	American Electric Power Co., Inc. (Electric Utilities)	1,826,545
245,431	American Healthcare REIT, Inc. (Health Care REITs)	6,943,243
186,420	American Homes 4 Rent Class A (Residential REITs)	6,455,725
140,269	American Tower Corp. (Specialized REITs)	25,942,752
179,198	Americold Realty Trust, Inc. (Industrial REITs)	3,915,476
28,184	Atmos Energy Corp. (Gas Utilities)	4,016,502
37,437	AvalonBay Communities, Inc. (Residential REITs)	8,292,670
83,611	Brixmor Property Group, Inc. (Retail REITs)	2,178,903
123,711	Broadstone Net Lease, Inc. (Diversified REITs)	1,947,211
69,580	CareTrust REIT, Inc. (Health Care REITs)	1,843,870
267,935	CenterPoint Energy, Inc. (Multi-Utilities)	8,726,643
25,204	Cheniere Energy, Inc. (Oil, Gas & Consumable Fuels)	5,636,875
46,962	Consolidated Edison, Inc. (Multi-Utilities)	4,402,218
36,901	COPT Defense Properties (Office REITs)	1,086,365
80,857	Cousins Properties, Inc. (Office REITs)	2,468,564
80,270	Crown Castle, Inc. (Specialized REITs)	7,166,506
47,845	CubeSmart (Specialized REITs)	1,995,136
69,652	Curbline Properties Corp. (Retail REITs)	1,704,384
75,380	Digital Realty Trust, Inc. (Specialized REITs)	12,351,767

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
46,983	DT Midstream, Inc. (Oil, Gas & Consumable Fuels)	$ 4,749,042
68,805	Edison International (Electric Utilities)	3,715,470
29,706	Equinix, Inc. (Specialized REITs)	27,141,184
37,753	Equity LifeStyle Properties, Inc. (Residential REITs)	2,470,934
64,733	Equity Residential (Residential REITs)	4,572,092
163,920	Essential Properties Realty Trust, Inc. (Diversified REITs)	5,261,832
91,088	Essential Utilities, Inc. (Water Utilities)	3,231,802
24,346	Essex Property Trust, Inc. (Residential REITs)	6,928,141
18,052	Evergy, Inc. (Electric Utilities)	1,158,397
25,710	Eversource Energy (Electric Utilities)	1,482,953
311,513	Exelon Corp. (Electric Utilities)	12,460,520
94,453	Extra Space Storage, Inc. (Specialized REITs)	14,545,762
36,151	First Industrial Realty Trust, Inc. (Industrial REITs)	1,930,102
58,354	Gaming & Leisure Properties, Inc. (Specialized REITs)	2,823,750
188,929	Healthpeak Properties, Inc. (Health Care REITs)	3,903,273
172,982	Invitation Homes, Inc. (Residential REITs)	5,388,389
60,009	Iron Mountain, Inc. (Specialized REITs)	6,095,114
105,897	Kilroy Realty Corp. (Office REITs)	4,132,101
245,569	Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels)	6,748,236
24,742	Kinetik Holdings, Inc. (Oil, Gas & Consumable Fuels)	1,594,127
23,274	Lineage, Inc. (Industrial REITs)	1,396,440
22	LXP Industrial Trust (Industrial REITs)	183
94,876	Macerich Co. (Retail REITs)	1,971,523
9,308	Marriott Vacations Worldwide Corp. (Hotels, Restaurants & Leisure)	807,655
18,399	Mid-America Apartment Communities, Inc. (Residential REITs)	2,807,319
18,523	National Health Investors, Inc. (Health Care REITs)	1,261,602
11,726	NextEra Energy, Inc. (Electric Utilities)	839,113
269,310	NiSource, Inc. (Multi-Utilities)	10,045,263
89,341	NNN REIT, Inc. (Retail REITs)	3,519,142
8,200	Norfolk Southern Corp. (Ground Transportation)	2,093,460
98,884	OGE Energy Corp. (Electric Utilities)	4,175,871
2,950	Omega Healthcare Investors, Inc.
	(Health Care REITs)	109,327
8,677	ONE Gas, Inc. (Gas Utilities)	612,943
68,648	ONEOK, Inc. (Oil, Gas & Consumable Fuels)	6,670,526

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
755,959	PG&E Corp. (Electric Utilities)	$ 11,830,758
176,691	Piedmont Office Realty Trust, Inc. Class A (Office REITs)	1,544,279
36,381	Pinnacle West Capital Corp. (Electric Utilities)	3,163,692
59,958	PPL Corp. (Electric Utilities)	2,014,589
197,329	Prologis, Inc. (Industrial REITs)	23,531,483
12,125	Public Service Enterprise Group, Inc. (Multi-Utilities)	1,012,923
11,366	Public Storage (Specialized REITs)	3,392,524
20,825	Realty Income Corp. (Retail REITs)	1,137,878
127,006	Regency Centers Corp. (Retail REITs)	9,124,111
112,358	Retail Opportunity Investments Corp. (Retail REITs)	1,962,894
83,584	Rexford Industrial Realty, Inc. (Industrial REITs)	3,398,525
45,157	Ryman Hospitality Properties, Inc. (Hotel & Resort REITs)	4,734,260
170,151	Sabra Health Care REIT, Inc. (Health Care REITs)	2,843,223
10,703	SBA Communications Corp. (Specialized REITs)	2,114,485
113,655	Sempra (Multi-Utilities)	9,425,409
43,725	Simon Property Group, Inc. (Retail REITs)	7,602,028
26,063	SL Green Realty Corp. (Office REITs)	1,756,386
77,684	STAG Industrial, Inc. (Industrial REITs)	2,655,239
15,069	Sun Communities, Inc. (Residential REITs)	1,906,228
116,522	Sunstone Hotel Investors, Inc. (Hotel & Resort REITs)	1,320,194
57,563	Targa Resources Corp. (Oil, Gas & Consumable Fuels)	11,328,398
26,750	Terreno Realty Corp. (Industrial REITs)	1,749,985
133,366	UDR, Inc. (Residential REITs)	5,566,697
74,412	Urban Edge Properties (Retail REITs)	1,513,540
158,158	Ventas, Inc. (Health Care REITs)	9,555,906
129,898	Venture Global, Inc. Class A* (Oil, Gas & Consumable Fuels)	2,656,414
211,540	Veris Residential, Inc. (Residential REITs)	3,371,948
273,171	VICI Properties, Inc. (Specialized REITs)	8,132,301
50,306	Vornado Realty Trust (Office REITs)	2,176,238
5,199	Waste Connections, Inc. (Commercial Services & Supplies)	955,305

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
191,149	Welltower, Inc. (Health Care REITs)	$ 26,088,016
418,030	Williams Cos., Inc. (Oil, Gas & Consumable Fuels)	23,171,403

		464,060,374

TOTAL COMMON STOCKS (Cost $665,140,829)		$772,122,211

Shares	Dividend Rate	Value

Investment Company(b) – 2.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
20,474,489	4.308%	$ 20,474,489
(Cost $20,474,489)

TOTAL INVESTMENTS – 99.3% (Cost $685,615,318)		$792,596,700

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		5,950,312

NET ASSETS – 100.0%		$798,547,012

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Represents an affiliated issuer.

SECTOR ALLOCATION AS OF JANUARY 31, 2025

Sector	% of Total Market Value
Real Estate	56.4%
Utilities	17.6
Energy	14.6
Industrials	6.2
Investment Company	2.6
Communication Services	1.8
Information Technology	0.4
Health Care	0.3
Consumer Discretionary	0.1
100.0%

GOLDMAN SACHS MULTI-MANAGER REAL ASSETS STRATEGY FUND

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At January 31, 2025, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

State Street Bank and Trust	USD	110,260	HKD	858,952	02/03/25	$14
	USD	336,149	HKD	2,618,663	02/04/25	36
	USD	76,879	SGD	103,977	02/03/25	359

TOTAL						$409

FUTURES CONTRACTS — At January 31, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Dow Jones U.S. Real Estate Index	439	03/21/25	$16,001,550	$(502,784)

Currency Abbreviations:
HKD	— Hong Kong Dollar
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust
SpA	— Stand-by Purchase Agreement

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Fund’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e., where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2025:

MULTI-MANAGER GLOBAL EQUITY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$1,522,744	$2,030,601	$—
Asia	34,483,767	179,014,320	—
Australia and Oceania	—	2,383,500	—
Europe	35,965,075	203,181,604	—
North America	797,445,468	14,516,980	—
South America	12,133,239	134,155	—
Preferred Stocks	—	1,256,494	—
Rights	—	1,429	—
Exchange Traded Funds	122,505,840	—	—
Investment Companies	139,080,939	—	—

Total	$1,143,137,072	$402,519,083	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER GLOBAL EQUITY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$1,331,543	$—
Futures Contracts	500,311	—	—

Total	$500,311	$1,331,543	$—

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(1,041,514)	$—
Futures Contracts	(836,451)	—	—

Total	$(836,451)	$(1,041,514)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

MULTI-MANAGER NON-CORE FIXED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Sovereign Debt Obligations	$—	$565,731,629	$—
Corporate Obligations	—	471,941,316	5,094,496
Bank Loans	—	374,093,131	9,329,064
U.S. Treasury Obligations	5,034,468	—	—
Asset-Backed Securities	—	759,357	—
Common Stock and/or Other Equity Investments(a)
Australia and Oceania	43,925	—	—
North America	43,373	1,753,898	4,749,459
Warrants	—	27,653	96,507
Preferred Stocks	—	—	9,788
Investment Companies	71,539,570	—	—

Total	$76,661,336	$1,414,306,984	$19,279,314

Liabilities
Fixed Income
Unfunded Loan Committments(b)	$—	$3,650	$1,296

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$5,603,000	$—
Interest Rate Swap Contracts(b)	—	96,157	—
Credit Default Swap Contracts(b)	—	837,163	—
Purchased Option Contracts	—	49,953	—

Total	$—	$6,586,273	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER NON-CORE FIXED INCOME FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Forward Foreign Currency Exchange Contracts	$—	$(4,601,087)	$—
Interest Rate Swap Contracts	—	(74,158)	—

Total	$—	$(4,675,245)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

	Bank Loans	Common Stock	Warrants	Preferred Stock	Corporate Obligations
Beginning Balance as of November 1, 2024	$4,190,670	$3,430,912	$137,235	$9,743	$5,077,505
Realized gain (loss)	(26,878)	—	—	—	28,299
Net change in unrealized gain (loss) relating to instruments still held at reporting date	153,973	830,745	(41,030)	45	(35,101)
Purchases	5,761,135	487,802	—	—	64,299
Sales	(977,952)	—	—	—	(52,990)
Accretion	1,314	—	—	—	12,484
Transfers into Level 3	650,405	—	304	—	—
Transfers out of Level 3	(263,525)	—	(2)	—	—
Ending Balance as of January 31, 2025	$9,489,142	$4,749,459	$96,507	$9,788	$5,094,496

Transfers of the above instruments into or out of Level 3 can be attributable to changes in the availability of valid pricing sources or in the observability of significant inputs used to measure the fair value of those instruments.

MULTI-MANAGER REAL ASSETS STRATEGY FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$4,250,520	$70,598,405	$—
Australia and Oceania	984,054	35,477,065	—
Europe	3,856,710	119,833,709	—
North America	532,698,851	—	—
South America	4,422,897	—	—
Investment Company	20,474,489	—	—

Total	$566,687,521	$225,909,179	$—

Derivative Type
Assets(b)
Forward Foreign Currency Exchange Contracts	$—	$409	$—

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

MULTI-MANAGER REAL ASSETS STRATEGY FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(b)
Futures Contracts	$(502,784)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Asset Allocation Risk — The Funds’ allocations to the various asset classes and to the Underlying Managers may cause the Funds to underperform other funds with a similar investment objective.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligation, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Index/Tracking Error Risk — To the extent that an index-tracking strategy or implementation of a sub-strategy by a transition manager is used with respect to a portion of a Fund’s assets, including through investment in an ETF that seeks to track an index or implementation of an index-tracking strategy, the Fund will be negatively affected by general declines in the securities and asset classes represented in the relevant index. There is no guarantee that the Fund, or relevant portion of the Fund, will achieve a high degree of correlation to the relevant index. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability, or the ability of an ETF in which it invests, to adjust its exposure to the required levels in order for the relevant portion of the Fund to track the relevant index. In addition, because that portion of the Fund is not “actively” managed, unless a specific security is removed from the relevant index, the Fund or an ETF in which it invests generally would not sell a security because the security’s issuer was in financial trouble. At times when an index-tracking strategy is used with respect to a portion of the Fund’s assets, the Fund’s performance could be lower than funds that may actively shift all of their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if a Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting a Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, a Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

GOLDMAN SACHS STRATEGIC MULTI-ASSET CLASS FUNDS

Schedule of Investments (continued)

January 31, 2025 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Multi-Manager Approach Risk — The Funds’ performance depends on the ability of the Investment Adviser in selecting, overseeing, and allocating Fund assets to the Underlying Managers. The Underlying Managers’ investment styles may not always be complementary. The Funds’ multi-manager approach may result in the Fund investing a significant percentage of its assets in certain types of investments, which could be beneficial or detrimental to the Funds’ performance depending on the performance of those investments and the overall market environment. The Funds’ Underlying Managers may underperform the market generally or underperform other investment managers that could have been selected for the Funds. Because the Funds’ Underlying Managers may trade with counterparties, prime brokers, clearing brokers or futures commission merchants on terms that are different than those on which the Investment Adviser would trade, and because each Underlying Manager applies its own risk analysis in evaluating potential counterparties for the Funds, the Funds may be subject to greater counterparty risk than if they were managed directly by the Investment Adviser.